UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: December 1, 2015 to February 29, 2016

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 101.4%
Financial - 48.5%
Bank of America Corp.
6.50% due 08/01/16	$10,110,000	$10,330,641
3.75% due 07/12/16	4,920,000	4,967,754
6.05% due 05/16/16	4,315,000	4,357,166
3.63% due 03/17/16	3,930,000	3,934,991
5.63% due 10/14/16	2,845,000	2,918,469
5.75% due 08/15/16	1,709,000	1,742,409
1.35% due 11/21/16	1,293,000	1,292,591
Wells Fargo & Co.
3.68% due 06/15/161	8,824,000	8,897,247
1.25% due 07/20/16	6,022,000	6,033,731
2.63% due 12/15/16	5,693,000	5,766,070
5.13% due 09/15/16	3,650,000	3,727,271
JPMorgan Chase & Co.
3.15% due 07/05/16	13,555,000	13,660,430
3.45% due 03/01/16	8,640,000	8,640,000
Morgan Stanley
3.80% due 04/29/16	8,650,000	8,690,742
5.75% due 10/18/16	5,100,000	5,241,459
Toronto-Dominion Bank
2.38% due 10/19/16	6,741,000	6,800,766
2.50% due 07/14/16	4,085,000	4,110,846
1.50% due 09/09/16	2,366,000	2,373,160
Royal Bank of Canada
0.85% due 03/08/162	4,022,000	4,022,241
1.45% due 09/09/16	3,597,000	3,607,474
2.30% due 07/20/16	3,323,000	3,342,450
2.88% due 04/19/162	2,293,000	2,299,624
Citigroup, Inc.
1.30% due 11/15/16	3,498,000	3,497,381
3.95% due 06/15/16	3,154,000	3,178,516
5.85% due 08/02/16	2,585,000	2,634,394
1.70% due 07/25/16	2,489,000	2,494,570
1.30% due 04/01/16	1,232,000	1,232,450
Bank of Nova Scotia
1.38% due 07/15/16	4,370,000	4,380,864
1.10% due 12/13/16	3,500,000	3,503,381
2.90% due 03/29/162	3,469,000	3,474,030
0.95% due 03/15/162	815,000	816,208
American Express Credit Corp.
2.80% due 09/19/16	8,603,000	8,690,053
1.30% due 07/29/16	3,443,000	3,449,425
MUFG Union Bank North America
5.95% due 05/11/16	3,713,000	3,748,107
1.50% due 09/26/16	2,900,000	2,906,154
3.00% due 06/06/16	2,100,000	2,111,285
SunTrust Banks, Inc.
3.60% due 04/15/16	3,743,000	3,746,586
3.50% due 01/20/17	3,648,000	3,710,162
Barclays Bank plc
5.00% due 09/22/16	7,253,000	7,405,522
Eksportfinans ASA
2.38% due 05/25/16	3,497,000	3,497,245
5.50% due 05/25/16	2,984,000	3,008,111
Goldman Sachs Group, Inc.
5.75% due 10/01/16	6,306,000	6,471,551

	Face Amount	Value
CORPORATE BONDS†† - 101.4% (continued)
Financial - 48.5% (continued)
Capital One Financial Corp.
6.15% due 09/01/16	$4,416,000	$4,517,197
3.15% due 07/15/16	1,699,000	1,711,413
Bank of New York Mellon Corp.
2.30% due 07/28/16	3,704,000	3,728,183
2.40% due 01/17/17	2,228,000	2,251,771
PNC Bank North America
1.30% due 10/03/16	3,400,000	3,405,270
1.15% due 11/01/16	2,450,000	2,450,029
Bank of America North America
1.13% due 11/14/16	5,500,000	5,497,591
PNC Funding Corp.
2.70% due 09/19/16	5,354,000	5,397,705
Nomura Holdings, Inc.
2.00% due 09/13/16	5,264,000	5,278,618
Royal Bank of Scotland plc
4.38% due 03/16/16	5,259,000	5,265,779
MetLife, Inc.
6.75% due 06/01/16	4,740,000	4,807,915
Wachovia Corp.
5.63% due 10/15/16	4,661,000	4,787,583
US Bancorp
2.20% due 11/15/16	4,732,000	4,771,422
Fifth Third Bank/Cincinnati OH
1.15% due 11/18/16	4,750,000	4,751,981
Countrywide Financial Corp.
6.25% due 05/15/16	4,506,000	4,553,070
Abbey National Treasury Services plc
4.00% due 04/27/16	4,417,000	4,438,436
Branch Banking & Trust Co.
1.05% due 12/01/16	2,500,000	2,499,893
1.45% due 10/03/16	1,650,000	1,654,864
Berkshire Hathaway Finance Corp.
0.95% due 08/15/16	4,121,000	4,122,570
Canadian Imperial Bank of Commerce
1.35% due 07/18/16	3,849,000	3,856,783
Comerica Bank
5.75% due 11/21/16	3,502,000	3,606,149
BNP Paribas S.A.
1.25% due 12/12/16	3,473,000	3,471,975
Bank of Montreal
1.30% due 07/15/16	3,441,000	3,447,899
UBS AG/Stamford CT
5.88% due 07/15/16	3,377,000	3,425,095
Svenska Handelsbanken AB
3.13% due 07/12/16	3,000,000	3,023,262
Sumitomo Mitsui Banking Corp.
1.45% due 07/19/16	3,000,000	3,005,784
Huntington National Bank
1.30% due 11/20/16	2,995,000	2,995,842
Vesey Street Investment Trust I
4.40% due 09/01/161	2,809,000	2,856,003
Santander Holdings USA, Inc.
4.63% due 04/19/16	2,757,000	2,766,967

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 101.4% (continued)
Financial - 48.5% (continued)
State Street Corp.
2.88% due 03/07/16	$2,760,000	$2,760,745
Berkshire Hathaway, Inc.
2.20% due 08/15/16	2,477,000	2,493,093
Ventas Realty, LP
1.55% due 09/26/16	1,944,000	1,945,135
Credit Suisse USA, Inc.
5.38% due 03/02/16	1,753,000	1,753,000
BB&T Corp.
3.95% due 04/29/16	1,667,000	1,675,303
Allied World Assurance Company Holdings Ltd.
7.50% due 08/01/16	1,534,000	1,571,333
Simon Property Group, LP
2.80% due 01/30/17	1,310,000	1,323,221
American Express Co.
5.50% due 09/12/16	1,195,000	1,221,809
Wells Fargo Bank North America
5.60% due 03/15/162	1,000,000	1,001,607
KeyBank North America/Cleveland OH
5.45% due 03/03/16	1,000,000	1,000,000
Aon Corp.
3.13% due 05/27/16	639,000	642,037
Prudential Financial, Inc.
3.00% due 05/12/16	572,000	574,169
Total Financial		317,022,028
Consumer, Non-cyclical - 14.0%
Coca-Cola Co.
1.80% due 09/01/16	4,613,000	4,637,284
0.75% due 11/01/16	1,980,000	1,977,394
Procter & Gamble Co.
1.45% due 08/15/162	3,481,000	3,493,636
0.75% due 11/04/162	2,269,000	2,271,498
Amgen, Inc.
2.50% due 11/15/16	3,690,000	3,725,520
2.30% due 06/15/16	1,712,000	1,718,625
Sanofi
2.63% due 03/29/16	5,285,000	5,293,087
Express Scripts, Inc.
3.13% due 05/15/16	5,261,000	5,283,128
Diageo Capital plc
0.63% due 04/29/16	3,717,000	3,716,268
5.50% due 09/30/16	1,232,000	1,263,623
Kellogg Co.
1.88% due 11/17/16	2,375,000	2,385,531
4.45% due 05/30/16	2,199,000	2,217,790
Thermo Fisher Scientific, Inc.
2.25% due 08/15/16	4,499,000	4,521,607
Philip Morris International, Inc.
2.50% due 05/16/16	4,501,000	4,518,923
Western Union Co.
5.93% due 10/01/16	4,376,000	4,480,306
PepsiCo, Inc.
2.50% due 05/10/16	4,105,000	4,120,143

	Face Amount	Value
CORPORATE BONDS†† - 101.4% (continued)
Consumer, Non-cyclical - 14.0% (continued)
Johnson & Johnson
2.15% due 05/15/16	$3,895,000	$3,908,438
Merck & Company, Inc.
0.70% due 05/18/16	3,424,000	3,424,897
Becton Dickinson and Co.
1.75% due 11/08/16	3,103,000	3,108,657
Stryker Corp.
2.00% due 09/30/16	2,967,000	2,984,864
GlaxoSmithKline Capital, Inc.
0.70% due 03/18/16	2,719,000	2,719,296
Bunge Limited Finance Corp.
4.10% due 03/15/16	2,504,000	2,506,955
Gilead Sciences, Inc.
3.05% due 12/01/16	2,360,000	2,395,282
Tyson Foods, Inc.
6.60% due 04/01/16	2,164,000	2,173,175
Allergan Incorporated/United States
5.75% due 04/01/16	1,980,000	1,986,987
UnitedHealth Group, Inc.
5.38% due 03/15/16	1,980,000	1,983,006
Baxter International, Inc.
0.95% due 06/01/16	1,802,000	1,803,773
Mylan, Inc.
1.35% due 11/29/16	1,737,000	1,725,284
Danaher Corp.
2.30% due 06/23/16	1,638,000	1,644,274
Bottling Group LLC
5.50% due 04/01/16	1,330,000	1,335,050
McKesson Corp.
3.25% due 03/01/16	1,233,000	1,233,000
Medtronic, Inc.
2.63% due 03/15/162	875,000	875,785
Total Consumer, Non-cyclical		91,433,086
Communications - 9.9%
Verizon Communications, Inc.
2.50% due 09/15/16	7,973,000	8,035,619
2.00% due 11/01/16	5,027,000	5,055,855
AT&T, Inc.
2.40% due 08/15/16	5,923,000	5,959,006
2.95% due 05/15/16	5,121,000	5,140,777
Walt Disney Co.
1.35% due 08/16/16	3,140,000	3,150,950
5.63% due 09/15/16	1,977,000	2,028,224
Telefonica Emisiones SAU
6.42% due 06/20/16	4,551,000	4,615,187
Orange S.A.
2.75% due 09/14/16	4,501,000	4,537,049
Embarq Corp.
7.08% due 06/01/16	3,682,000	3,720,661
Comcast Corp.
4.95% due 06/15/162	3,175,000	3,213,075
British Telecommunications plc
1.63% due 06/28/16	2,996,000	3,001,102
NBCUniversal Media LLC
2.88% due 04/01/16	2,914,000	2,919,280

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 101.4% (continued)
Communications - 9.9% (continued)
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	$2,863,000	$2,885,142
Google, Inc.
2.13% due 05/19/16	2,799,000	2,808,226
Thomson Reuters Corp.
0.88% due 05/23/16	2,697,000	2,694,316
Deutsche Telekom International Finance BV
5.75% due 03/23/16	2,679,000	2,686,488
Omnicom Group, Inc.
5.90% due 04/15/16	1,972,000	1,982,292
Total Communications		64,433,249
Consumer, Cyclical - 9.0%
Ford Motor Credit Company LLC
4.21% due 04/15/16	4,751,000	4,768,189
8.00% due 12/15/16	4,450,000	4,664,201
3.98% due 06/15/16	3,450,000	3,476,879
1.70% due 05/09/16	3,244,000	3,246,673
Toyota Motor Credit Corp.
2.00% due 09/15/16	5,882,000	5,916,428
0.80% due 05/17/16	2,655,000	2,655,098
Home Depot, Inc.
5.40% due 03/01/16	7,956,000	7,956,000
Wal-Mart Stores, Inc.
2.80% due 04/15/16	2,763,000	2,770,634
0.60% due 04/11/16	2,613,000	2,613,439
American Honda Finance Corp.
1.13% due 10/07/16	4,166,000	4,175,036
Target Corp.
5.88% due 07/15/16	3,960,000	4,036,028
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	3,151,000	3,255,733
General Motors Financial Co., Inc.
2.75% due 05/15/16	3,175,000	3,186,109
CVS Health Corp.
1.20% due 12/05/16	2,840,000	2,843,644
PACCAR Financial Corp.
1.15% due 08/16/162	1,703,000	1,706,409
Lowe's Companies, Inc.
5.40% due 10/15/16	1,616,000	1,661,023
Total Consumer, Cyclical		58,931,523
Industrial - 7.5%
General Electric Co.
2.95% due 05/09/16	4,553,000	4,571,845
1.50% due 07/12/16	3,648,000	3,660,597
5.38% due 10/20/16	2,885,000	2,963,962
3.35% due 10/17/16	2,915,000	2,956,626
John Deere Capital Corp.
1.05% due 12/15/16	2,580,000	2,583,857
2.25% due 06/07/16	1,836,000	1,843,832
1.05% due 10/11/16	1,443,000	1,445,769
1.85% due 09/15/16	1,336,000	1,343,629

	Face Amount	Value
CORPORATE BONDS†† - 101.4% (continued)
Industrial - 7.5% (continued)
Caterpillar Financial Services Corp.
2.05% due 08/01/16	$2,738,000	$2,752,484
1.00% due 11/25/16	2,066,000	2,069,539
Lafarge S.A.
6.50% due 07/15/16	3,786,000	3,852,475
3M Co.
1.38% due 09/29/16	3,624,000	3,638,126
Masco Corp.
6.13% due 10/03/16	2,956,000	3,037,290
Xylem, Inc.
3.55% due 09/20/16	2,505,000	2,517,290
Boeing Capital Corp.
2.13% due 08/15/16	1,613,000	1,621,134
General Dynamics Corp.
2.25% due 07/15/16	1,484,000	1,492,017
Caterpillar, Inc.
5.70% due 08/15/16	1,431,000	1,461,834
L-3 Communications Corp.
3.95% due 11/15/16	1,346,000	1,363,606
Lockheed Martin Corp.
2.13% due 09/15/16	1,259,000	1,265,758
Waste Management, Inc.
2.60% due 09/01/16	1,230,000	1,237,985
Boeing Co.
3.75% due 11/20/16	1,187,000	1,211,559
CRH America, Inc.
6.00% due 09/30/16	120,000	122,630
Total Industrial		49,013,844
Energy - 5.8%
BP Capital Markets plc
2.25% due 11/01/16	4,542,000	4,566,018
3.20% due 03/11/16	3,529,000	3,530,669
Anadarko Petroleum Corp.
5.95% due 09/15/16	6,587,000	6,620,423
ConocoPhillips Canada Funding Company I
5.63% due 10/15/16	5,454,000	5,567,455
Shell International Finance BV
0.90% due 11/15/16	3,854,000	3,853,210
Total Capital S.A.
2.30% due 03/15/16	2,509,000	2,510,538
Total Capital International S.A.
1.00% due 08/12/16	2,466,000	2,466,688
Halliburton Co.
1.00% due 08/01/16	2,179,000	2,176,947
Occidental Petroleum Corp.
4.13% due 06/01/16	2,163,000	2,174,721
Marathon Petroleum Corp.
3.50% due 03/01/16	1,901,000	1,901,000
Kinder Morgan Energy Partners, LP
3.50% due 03/01/16	1,308,000	1,308,000

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 101.4% (continued)
Energy - 5.8% (continued)
Chevron Corp.
0.89% due 06/24/16	$1,176,000	$1,176,062
Total Energy		37,851,731
Technology - 4.0%
International Business Machines Corp.
1.95% due 07/22/16	5,750,000	5,777,692
0.45% due 05/06/162	4,100,000	4,099,840
Apple, Inc.
0.45% due 05/03/16	5,993,000	5,992,880
Intel Corp.
1.95% due 10/01/16	5,114,000	5,150,903
Texas Instruments, Inc.
2.38% due 05/16/16	3,461,000	3,473,276
Xerox Corp.
6.40% due 03/15/16	1,871,000	1,874,128
Total Technology		26,368,719
Basic Materials - 1.5%
Ecolab, Inc.
3.00% due 12/08/16	3,357,000	3,398,386
Rio Tinto Finance USA plc
1.38% due 06/17/16	3,370,000	3,363,300

	Face Amount	Value
CORPORATE BONDS†† - 101.4% (continued)
Basic Materials - 1.5% (continued)
EI du Pont de Nemours & Co.
5.25% due 12/15/16	$2,910,000	$3,000,006
Total Basic Materials		9,761,692
Utilities - 1.2%
Duke Energy Corp.
2.15% due 11/15/16	2,592,000	2,610,624
Southern Co.
1.95% due 09/01/16	1,907,000	1,913,306
Sempra Energy
6.50% due 06/01/16	1,670,000	1,689,686
Entergy Corp.
4.70% due 01/15/17	1,561,000	1,592,292
Total Utilities		7,805,908
Total Corporate Bonds
(Cost $662,530,532)		662,621,780

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.3196%	7,614,410	$7,614,410
Total Securities Lending Collateral
(Cost $7,614,410)		7,614,410
Total Investments - 102.6%
(Cost $670,144,942)		$670,236,190
Other Assets & Liabilities, net - (2.6)%		(17,043,069)
Total Net Assets - 100.0%		$653,193,121

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at February 29, 2016 – See Note 4.
3	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Corporate Bonds	$—	$662,621,780	$—	$662,621,780
Securities Lending Collateral	7,614,410	—	—	7,614,410
Total	$7,614,410	$662,621,780	$—	$670,236,190

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 42.0%
Bank of America Corp.
5.75% due 12/01/17	$9,455,000	$10,031,641
6.40% due 08/28/17	7,258,000	7,702,175
6.00% due 09/01/17	4,890,000	5,163,933
3.88% due 03/22/17	3,665,000	3,749,830
1.70% due 08/25/17	2,758,000	2,746,163
5.70% due 05/02/17	1,900,000	1,976,154
5.42% due 03/15/17	1,800,000	1,863,097
Citigroup, Inc.
6.13% due 11/21/17	10,000,000	10,678,019
1.85% due 11/24/17	5,272,000	5,260,924
1.55% due 08/14/17	4,297,000	4,275,532
1.35% due 03/10/17	4,273,000	4,265,787
6.00% due 08/15/17	1,500,000	1,589,751
Morgan Stanley
4.75% due 03/22/17	6,287,000	6,494,672
5.45% due 01/09/17	6,097,000	6,298,616
5.95% due 12/28/17	5,100,000	5,447,897
5.55% due 04/27/17	3,700,000	3,861,194
6.25% due 08/28/17	3,500,000	3,718,575
Wells Fargo & Co.
5.63% due 12/11/17	8,323,000	8,898,885
1.40% due 09/08/17	5,235,000	5,228,812
2.10% due 05/08/17	4,477,000	4,521,040
1.15% due 06/02/17	2,382,000	2,378,134
Royal Bank of Canada
1.20% due 09/19/17	7,428,000	7,427,398
1.20% due 01/23/17	5,382,000	5,387,613
1.25% due 06/16/17	3,223,000	3,222,191
1.40% due 10/13/17	2,491,000	2,489,137
JPMorgan Chase & Co.
2.00% due 08/15/17	8,190,000	8,228,803
1.35% due 02/15/17	8,090,000	8,095,081
6.13% due 06/27/17	1,796,000	1,891,583
Goldman Sachs Group, Inc.
5.63% due 01/15/17	7,583,000	7,834,225
6.25% due 09/01/17	6,594,000	6,996,867
Deutsche Bank AG
6.00% due 09/01/17	6,661,000	6,974,067
1.40% due 02/13/17	3,324,000	3,303,172
1.35% due 05/30/17	3,323,000	3,276,332
Bear Stearns Companies LLC
6.40% due 10/02/17	7,099,000	7,585,012
5.55% due 01/22/17	4,639,000	4,795,107
UBS AG/Stamford CT
5.88% due 12/20/17	7,533,000	8,077,952
1.38% due 08/14/17	4,000,000	3,986,052
American Express Credit Corp.
2.38% due 03/24/17	5,517,000	5,580,787
1.13% due 06/05/17	4,747,000	4,728,121
1.55% due 09/22/17	1,013,000	1,013,122
Bank of Nova Scotia
2.55% due 01/12/17	5,040,000	5,102,612
1.25% due 04/11/17	3,238,000	3,238,123
1.38% due 12/18/17	2,852,000	2,845,552

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 42.0% (continued)
Bank of America North America
5.30% due 03/15/17	$5,300,000	$5,480,836
1.25% due 02/14/17	3,000,000	2,997,894
6.10% due 06/15/17	1,500,000	1,575,111
Bank of Montreal
1.30% due 07/14/17	4,296,000	4,295,987
2.50% due 01/11/17	3,529,000	3,571,034
1.40% due 09/11/17	1,610,000	1,614,746
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17	5,300,000	5,308,199
1.30% due 01/10/17	3,000,000	2,998,251
1.35% due 07/11/17	1,000,000	995,259
Cooperatieve Rabobank UA
3.38% due 01/19/17	8,803,000	8,963,479
BNP Paribas S.A.
2.38% due 09/14/17	5,482,000	5,540,422
1.38% due 03/17/17	3,251,000	3,248,087
Credit Suisse AG NY
1.38% due 05/26/17	8,150,000	8,094,963
US Bank North America/Cincinnati OH
1.38% due 09/11/17	4,000,000	4,003,948
1.10% due 01/30/17	3,500,000	3,503,514
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,321,338
PNC Bank North America
1.13% due 01/27/17	3,300,000	3,299,831
4.88% due 09/21/17	2,014,000	2,104,129
5.25% due 01/15/17	300,000	310,588
Wachovia Corp.
5.75% due 06/15/17	5,317,000	5,601,289
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	5,497,000	5,540,762
Murray Street Investment Trust I
4.65% due 03/09/171	5,388,000	5,525,836
BB&T Corp.
1.60% due 08/15/17	3,786,000	3,790,233
2.15% due 03/22/17	1,424,000	1,435,832
American Express Co.
6.15% due 08/28/17	4,704,000	5,003,457
Capital One Bank USA North America
1.20% due 02/13/17	3,000,000	2,990,580
1.30% due 06/05/17	2,000,000	1,990,498
Wells Fargo Bank North America
6.00% due 11/15/17	4,270,000	4,583,879
Abbey National Treasury Services plc
1.38% due 03/13/17	4,465,000	4,457,110
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	2,600,000	2,599,025
1.40% due 07/25/17	915,000	911,841

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 42.0% (continued)
Branch Banking & Trust Co.
1.00% due 04/03/17	$2,757,000	$2,745,186
1.35% due 10/01/17	715,000	713,072
Air Lease Corp.
5.63% due 04/01/17	3,202,000	3,288,454
US Bancorp
1.65% due 05/15/17	3,123,000	3,142,366
HSBC USA, Inc.
1.50% due 11/13/17	3,100,000	3,081,114
Toronto-Dominion Bank
1.13% due 05/02/17	2,840,000	2,839,088
American Express Bank FSB
6.00% due 09/13/17	2,650,000	2,822,354
American Express Centurion Bank
6.00% due 09/13/17	2,500,000	2,662,597
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,643,948
Berkshire Hathaway, Inc.
1.90% due 01/31/17	2,477,000	2,499,954
Royal Bank of Scotland Group plc
1.88% due 03/31/17	2,500,000	2,492,660
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,492,195
Citizens Bank North America/Providence RI
1.60% due 12/04/17	2,500,000	2,472,843
Eksportfinans ASA
5.50% due 06/26/17	2,374,000	2,472,094
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,000,814
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,898,140
MetLife, Inc.
1.76% due 12/15/17	1,896,000	1,897,153
ACE INA Holdings, Inc.
5.70% due 02/15/17	1,524,000	1,588,121
Capital One North America/Mclean VA
1.50% due 09/05/17	1,500,000	1,488,735
Private Export Funding Corp.
1.38% due 02/15/17	1,445,000	1,452,975
Capital One Financial Corp.
6.75% due 09/15/17	1,351,000	1,441,833
Prudential Financial, Inc.
6.00% due 12/01/17	1,344,000	1,439,580
Aflac, Inc.
2.65% due 02/15/17	1,374,000	1,392,975
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	1,327,000	1,389,630
PNC Funding Corp.
5.63% due 02/01/17	1,327,000	1,371,504
ORIX Corp.
3.75% due 03/09/172	1,289,000	1,311,979
Huntington National Bank
1.38% due 04/24/17	1,300,000	1,294,367

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 42.0% (continued)
BlackRock, Inc.
6.25% due 09/15/17	$1,115,000	$1,198,660
MUFG Union Bank North America
2.13% due 06/16/17	1,100,000	1,105,966
Lloyds Bank plc
4.20% due 03/28/17	1,047,000	1,077,122
Simon Property Group, LP
2.15% due 09/15/17	1,045,000	1,055,283
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,055,031
JPMorgan Chase Bank North America
6.00% due 07/05/17	959,000	1,015,317
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17	1,000,000	997,347
HCP, Inc.
6.00% due 01/30/17	961,000	995,542
Synchrony Financial
1.88% due 08/15/17	952,000	941,945
Comerica Bank
5.20% due 08/22/17	900,000	937,629
Bank of New York Mellon Corp.
1.97% due 06/20/171	844,000	852,620
Fifth Third Bancorp
5.45% due 01/15/17	730,000	755,712
ERP Operating, LP
5.75% due 06/15/17	698,000	732,410
Total Financial		405,944,013
Consumer, Non-cyclical - 14.4%
AbbVie, Inc.
1.75% due 11/06/17	11,500,000	11,495,665
UnitedHealth Group, Inc.
1.40% due 12/15/17	3,858,000	3,856,569
1.40% due 10/15/17	2,946,000	2,949,741
1.45% due 07/17/17	2,437,000	2,441,352
Amgen, Inc.
2.13% due 05/15/17	4,556,000	4,595,825
5.85% due 06/01/17	2,232,000	2,352,035
1.25% due 05/22/17	1,858,000	1,854,620
PepsiCo, Inc.
1.25% due 08/13/17	3,817,000	3,830,004
0.95% due 02/22/17	3,329,000	3,331,903
AstraZeneca plc
5.90% due 09/15/17	6,417,000	6,848,011
Philip Morris International, Inc.
1.13% due 08/21/17	3,122,000	3,125,170
1.25% due 11/09/17	2,595,000	2,597,317
1.63% due 03/20/17	855,000	861,277
Express Scripts Holding Co.
2.65% due 02/15/17	4,275,000	4,318,361
1.25% due 06/02/17	2,274,000	2,262,917
Pfizer, Inc.
1.10% due 05/15/17	3,730,000	3,740,097
0.90% due 01/15/17	1,327,000	1,327,329
6.05% due 03/30/17	1,227,000	1,292,089

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 14.4% (continued)
Diageo Capital plc
5.75% due 10/23/17	$3,522,000	$3,764,902
1.50% due 05/11/17	2,563,000	2,567,903
GlaxoSmithKline Capital plc
1.50% due 05/08/17	5,847,000	5,880,807
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	5,420,000	5,433,631
Johnson & Johnson
1.13% due 11/21/17	2,507,000	2,518,078
5.55% due 08/15/17	2,224,000	2,374,774
McKesson Corp.
5.70% due 03/01/17	2,501,000	2,607,040
1.29% due 03/10/17	2,285,000	2,283,542
Actavis Funding SCS
1.85% due 03/01/17	2,717,000	2,724,591
1.30% due 06/15/17	1,430,000	1,422,966
General Mills, Inc.
5.70% due 02/15/17	2,987,000	3,117,024
1.40% due 10/20/17	952,000	952,573
Becton Dickinson and Co.
1.80% due 12/15/17	3,651,000	3,657,017
Actavis, Inc.
1.88% due 10/01/17	2,868,000	2,871,441
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/17	2,861,000	2,861,518
Covidien International Finance S.A.
6.00% due 10/15/17	2,603,000	2,786,173
Kraft Foods Group, Inc.
2.25% due 06/05/17	2,522,000	2,544,469
Kimberly-Clark Corp.
6.13% due 08/01/17	2,360,000	2,528,950
Thermo Fisher Scientific, Inc.
1.30% due 02/01/17	2,424,000	2,415,889
Aetna, Inc.
1.50% due 11/15/17	1,896,000	1,892,680
ADT Corp.
2.25% due 07/15/17	1,824,000	1,837,680
Laboratory Corporation of America Holdings
2.20% due 08/23/17	1,729,000	1,733,731
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,699,000	1,696,419
Reynolds American, Inc.
6.75% due 06/15/17	1,394,000	1,496,898
Eli Lilly & Co.
5.20% due 03/15/17	1,345,000	1,402,547
Zimmer Biomet Holdings, Inc.
1.45% due 04/01/17	1,345,000	1,342,922
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,248,500
AmerisourceBergen Corp.
1.15% due 05/15/17	1,227,000	1,220,012
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,127,000	1,135,545

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 14.4% (continued)
Kroger Co.
6.40% due 08/15/17	$1,015,000	$1,086,104
Anthem, Inc.
5.88% due 06/15/17	1,015,000	1,066,155
Wyeth LLC
5.45% due 04/01/17	952,000	997,270
Western Union Co.
2.88% due 12/10/17	952,000	968,849
Celgene Corp.
1.90% due 08/15/17	952,000	957,821
Baxter International, Inc.
1.85% due 01/15/17	952,000	956,878
Total Consumer, Non-cyclical		139,433,581
Energy - 8.9%
Chevron Corp.
1.10% due 12/05/17	7,309,000	7,252,479
1.35% due 11/15/17	4,499,000	4,490,123
Total Capital International S.A.
1.55% due 06/28/17	4,954,000	4,953,886
1.50% due 02/17/17	3,627,000	3,631,458
1.00% due 01/10/17	469,000	467,207
BP Capital Markets plc
1.85% due 05/05/17	4,180,000	4,181,743
1.38% due 11/06/17	3,608,000	3,572,317
Anadarko Petroleum Corp.
6.38% due 09/15/17	6,664,000	6,766,506
Shell International Finance BV
5.20% due 03/22/17	3,263,000	3,385,506
1.13% due 08/21/17	2,521,000	2,504,240
Phillips 66
2.95% due 05/01/17	4,323,000	4,378,386
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	3,650,000	3,639,879
ConocoPhillips Co.
1.05% due 12/15/17	3,424,000	3,305,126
Exxon Mobil Corp.
0.92% due 03/15/17	3,218,000	3,221,656
TransCanada PipeLines Ltd.
1.63% due 11/09/17	3,000,000	2,947,718
Kinder Morgan, Inc.
7.00% due 06/15/17	1,896,000	1,954,192
2.00% due 12/01/17	947,000	920,475
Occidental Petroleum Corp.
1.75% due 02/15/17	2,565,000	2,557,810
Canadian Natural Resources Ltd.
5.70% due 05/15/17	2,376,000	2,379,652
Enterprise Products Operating LLC
6.30% due 09/15/17	2,229,000	2,341,239
Cimarex Energy Co.
5.88% due 05/01/22	2,401,000	2,321,762
Kinder Morgan Energy Partners, LP
6.00% due 02/01/17	1,766,000	1,797,730

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 8.9% (continued)
Transocean, Inc.
3.00% due 10/15/172	$1,948,000	$1,762,940
Valero Energy Corp.
6.13% due 06/15/17	1,642,000	1,696,454
Weatherford International LLC
6.35% due 06/15/17	1,639,000	1,557,050
DCP Midstream Operating, LP
2.50% due 12/01/17	1,558,000	1,424,398
Marathon Oil Corp.
6.00% due 10/01/17	1,450,000	1,407,121
Williams Partners Limited Partnership / Williams Partners Finance Corp.
7.25% due 02/01/17	1,365,000	1,366,985
Murphy Oil Corp.
2.50% due 12/01/17	1,570,000	1,304,513
EOG Resources, Inc.
5.88% due 09/15/17	1,240,000	1,298,585
National Oilwell Varco, Inc.
1.35% due 12/01/17	755,000	732,091
Total Energy		85,521,227
Communications - 8.8%
AT&T, Inc.
1.70% due 06/01/17	4,776,000	4,793,323
1.40% due 12/01/17	3,484,000	3,468,461
1.60% due 02/15/17	3,216,000	3,227,243
Vodafone Group plc
5.63% due 02/27/17	4,255,000	4,432,939
1.63% due 03/20/17	2,763,000	2,774,804
1.25% due 09/26/17	2,592,000	2,584,512
Cisco Systems, Inc.
1.10% due 03/03/17	5,550,000	5,564,869
3.15% due 03/14/17	2,630,000	2,692,549
Verizon Communications, Inc.
1.35% due 06/09/17	4,290,000	4,287,490
1.10% due 11/01/17	2,710,000	2,685,366
Walt Disney Co.
1.10% due 12/01/17	3,759,000	3,762,488
1.13% due 02/15/17	2,751,000	2,760,048
0.88% due 05/30/17	200,000	199,831
Comcast Corp.
6.30% due 11/15/17	3,399,000	3,678,235
6.50% due 01/15/17	2,082,000	2,180,447
Time Warner Cable, Inc.
5.85% due 05/01/17	5,439,000	5,649,212
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
2.40% due 03/15/17	3,473,000	3,507,928
Viacom, Inc.
3.50% due 04/01/17	2,731,000	2,758,701
6.13% due 10/05/17	558,000	585,943
Amazon.com, Inc.
1.20% due 11/29/17	3,149,000	3,146,389
Thomson Reuters Corp.
1.30% due 02/23/17	2,283,000	2,275,740
1.65% due 09/29/17	661,000	658,427
Telefonica Emisiones SAU
6.22% due 07/03/17	2,610,000	2,760,242

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 8.8% (continued)
eBay, Inc.
1.35% due 07/15/17	$2,521,000	$2,514,398
Symantec Corp.
2.75% due 06/15/17	2,005,000	2,004,519
Time Warner Companies, Inc.
7.25% due 10/15/17	1,616,000	1,751,605
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,610,000	1,609,337
Comcast Cable Communications LLC
8.88% due 05/01/17	1,292,000	1,403,679
Qwest Corp.
6.50% due 06/01/17	1,280,000	1,343,872
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,298,653
America Movil SAB de CV
5.63% due 11/15/17	1,095,000	1,162,436
CC Holdings GS V LLC / Crown Castle GS III Corp.
2.38% due 12/15/17	957,000	962,201
Total Communications		84,485,887
Industrial - 8.4%
General Electric Co.
5.25% due 12/06/17	11,256,000	12,058,081
5.63% due 09/15/17	8,092,000	8,629,729
2.30% due 04/27/17	6,136,000	6,247,086
5.40% due 02/15/17	3,880,000	4,044,174
1.60% due 11/20/17	3,869,000	3,895,762
2.90% due 01/09/17	3,171,000	3,221,067
1.25% due 05/15/17	1,727,000	1,732,323
John Deere Capital Corp.
1.40% due 03/15/17	1,852,000	1,857,998
1.55% due 12/15/17	1,802,000	1,811,671
2.80% due 09/18/17	1,705,000	1,744,010
1.20% due 10/10/17	1,413,000	1,410,417
1.13% due 06/12/17	1,245,000	1,244,369
2.00% due 01/13/17	941,000	950,089
Caterpillar Financial Services Corp.
1.25% due 11/06/17	2,763,000	2,758,477
1.63% due 06/01/17	2,566,000	2,577,290
1.00% due 03/03/172	1,299,000	1,297,834
1.25% due 08/18/17	941,000	940,471
United Technologies Corp.
1.80% due 06/01/17	3,765,000	3,796,212
5.38% due 12/15/17	3,262,000	3,496,753
Eaton Corp.
1.50% due 11/02/17	2,711,000	2,699,999
General Dynamics Corp.
1.00% due 11/15/17	2,595,000	2,594,512
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	2,054,000	2,152,130
Caterpillar, Inc.
1.50% due 06/26/17	1,946,000	1,952,455
Illinois Tool Works, Inc.
0.90% due 02/25/17	1,846,000	1,847,205

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 8.4% (continued)
Tyco Electronics Group S.A.
6.55% due 10/01/17	$1,686,000	$1,810,924
3M Co.
1.00% due 06/26/17	1,524,000	1,526,513
Norfolk Southern Corp.
7.70% due 05/15/17	1,366,000	1,467,051
ABB Finance USA, Inc.
1.63% due 05/08/17	1,390,000	1,395,343
Total Industrial		81,159,945
Consumer, Cyclical - 7.6%
Ford Motor Credit Company LLC
3.00% due 06/12/17	4,250,000	4,291,641
6.63% due 08/15/17	3,550,000	3,764,850
1.72% due 12/06/17	3,700,000	3,650,927
4.25% due 02/03/17	3,000,000	3,060,270
1.68% due 09/08/17	3,000,000	2,957,133
1.50% due 01/17/17	2,250,000	2,240,867
1.46% due 03/27/17	1,200,000	1,192,176
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,713,000	4,716,609
2.05% due 01/12/17	3,278,000	3,309,302
1.75% due 05/22/17	2,906,000	2,926,923
1.13% due 05/16/17	952,000	953,530
General Motors Financial Company, Inc.
4.75% due 08/15/17	4,028,000	4,129,232
3.00% due 09/25/17	1,823,000	1,825,992
2.63% due 07/10/17	1,660,000	1,653,563
Costco Wholesale Corp.
1.13% due 12/15/17	4,977,000	4,992,898
5.50% due 03/15/17	2,377,000	2,493,347
American Honda Finance Corp.
1.55% due 12/11/17	4,489,000	4,500,316
1.20% due 07/14/17	767,000	765,539
0.95% due 05/05/17	350,000	348,891
Target Corp.
5.38% due 05/01/17	3,669,000	3,854,750
Wal-Mart Stores, Inc.
5.38% due 04/05/17	3,069,000	3,218,221
1.00% due 04/21/17	372,000	372,894
CVS Health Corp.
5.75% due 06/01/17	3,318,000	3,500,351
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	2,565,000	2,562,694
McDonald's Corp.
5.80% due 10/15/17	1,493,000	1,594,514
Dollar General Corp.
4.13% due 07/15/17	1,477,000	1,524,243
PACCAR Financial Corp.
1.60% due 03/15/17	1,108,000	1,114,400
Carnival Corp.
1.88% due 12/15/17	1,045,000	1,046,355

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 7.6% (continued)
Lowe's Companies, Inc.
1.63% due 04/15/17	$952,000	$960,729
Total Consumer, Cyclical		73,523,157
Technology - 4.8%
International Business Machines Corp.
5.70% due 09/14/17	9,071,000	9,698,186
1.25% due 02/06/17	1,900,000	1,907,950
Intel Corp.
1.35% due 12/15/17	8,277,000	8,330,197
Apple, Inc.
1.05% due 05/05/17	5,535,000	5,549,989
0.90% due 05/12/17	967,000	967,968
Oracle Corp.
1.20% due 10/15/17	6,225,000	6,243,102
Xerox Corp.
2.95% due 03/15/17	2,586,000	2,592,087
6.75% due 02/01/17	1,858,000	1,922,408
NetApp, Inc.
2.00% due 12/15/17	2,954,000	2,951,519
Microsoft Corp.
0.88% due 11/15/17	2,630,000	2,631,678
Altera Corp.
1.75% due 05/15/17	2,209,000	2,225,766
Intuit, Inc.
5.75% due 03/15/17	1,278,000	1,332,613
Fidelity National Information Services, Inc.
5.00% due 03/15/22	261,000	269,823
Total Technology		46,623,286
Basic Materials - 2.2%
Rio Tinto Finance USA plc
1.63% due 08/21/17	3,514,000	3,443,786
2.00% due 03/22/17	1,685,000	1,673,522
Freeport-McMoRan, Inc.
2.15% due 03/01/17	1,996,000	1,906,180
2.30% due 11/14/17	1,902,000	1,749,840
Eastman Chemical Co.
2.40% due 06/01/17	2,571,000	2,591,378
Alcoa, Inc.
5.55% due 02/01/17	2,295,000	2,358,113
Nucor Corp.
5.75% due 12/01/17	1,732,000	1,814,620
Ecolab, Inc.
1.45% due 12/08/17	1,530,000	1,522,982
Sherwin-Williams Co.
1.35% due 12/15/17	1,502,000	1,499,729
Monsanto Co.
1.15% due 06/30/17	1,456,000	1,450,138
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	1,242,000	1,266,892
Total Basic Materials		21,277,180
Utilities - 1.9%
Exelon Generation Company LLC
6.20% due 10/01/17	3,105,000	3,308,847

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 1.9% (continued)
Duke Energy Corp.
1.63% due 08/15/17	$2,591,000	$2,588,572
American Electric Power Company, Inc.
1.65% due 12/15/17	2,194,000	2,179,757
Sempra Energy
2.30% due 04/01/17	2,159,000	2,173,562
NextEra Energy Capital Holdings, Inc.
2.06% due 09/01/17	1,984,000	1,992,634
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,769,000	1,887,879
Virginia Electric & Power Co.
5.95% due 09/15/17	1,580,000	1,685,727
Exelon Corp.
1.55% due 06/09/17	1,545,000	1,537,989

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 1.9% (continued)
American Water Capital Corp.
6.09% due 10/15/17	$474,000	$507,352
Total Utilities		17,862,319
Total Corporate Bonds
(Cost $957,507,562)		955,830,595

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.3198%	1,657,020	$1,657,020
Total Securities Lending Collateral
(Cost $1,657,020)		1,657,020
Total Investments - 99.2%
(Cost $959,164,582)		$957,487,615
Other Assets & Liabilities, net - 0.8%		7,914,253
Total Net Assets - 100.0%		$965,401,868

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at February 29, 2016 – See Note 4.
3	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Corporate Bonds	$—	$955,830,595	$—	$955,830,595
Securities Lending Collateral	1,657,020	—	—	1,657,020
Total	$1,657,020	$955,830,595	$—	$957,487,615

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 43.6%
Bank of America Corp.
6.88% due 04/25/18	$12,181,000	$13,310,995
5.65% due 05/01/18	7,665,000	8,186,818
2.00% due 01/11/18	6,473,000	6,453,231
6.88% due 11/15/18	2,290,000	2,556,142
1.95% due 05/12/18	1,500,000	1,494,864
6.50% due 07/15/18	995,000	1,086,325
Goldman Sachs Group, Inc.
6.15% due 04/01/18	8,938,000	9,638,480
5.95% due 01/18/18	6,619,000	7,060,898
2.90% due 07/19/18	6,473,000	6,564,088
2.38% due 01/22/18	4,531,000	4,560,569
Citigroup, Inc.
1.80% due 02/05/18	5,477,000	5,443,410
2.50% due 09/26/18	4,983,000	5,017,826
1.70% due 04/27/18	4,834,000	4,785,119
1.75% due 05/01/18	4,087,000	4,050,801
2.15% due 07/30/18	4,000,000	3,988,056
6.13% due 05/15/18	3,000,000	3,253,833
JPMorgan Chase & Co.
6.00% due 01/15/18	10,830,000	11,620,807
1.63% due 05/15/18	5,079,000	5,053,671
1.70% due 03/01/18	3,485,000	3,478,128
1.80% due 01/25/18	2,888,000	2,882,992
Morgan Stanley
6.63% due 04/01/18	8,200,000	8,926,340
2.13% due 04/25/18	5,178,000	5,179,201
1.88% due 01/05/18	3,983,000	3,977,742
2.20% due 12/07/18	1,991,000	1,998,847
Royal Bank of Canada
2.00% due 10/01/18	6,077,000	6,152,186
2.20% due 07/27/18	5,481,000	5,543,472
2.00% due 12/10/18	4,000,000	4,016,520
1.50% due 01/16/18	2,489,000	2,486,185
Credit Suisse AG NY
1.70% due 04/27/18	6,000,000	5,938,560
1.75% due 01/29/18	5,500,000	5,467,418
6.00% due 02/15/18	2,489,000	2,636,319
Toronto-Dominion Bank
1.63% due 03/13/18	3,485,000	3,486,251
1.40% due 04/30/18	3,354,000	3,335,573
2.63% due 09/10/18	2,839,000	2,896,706
1.75% due 07/23/18	2,500,000	2,503,253
Bear Stearns Companies LLC
7.25% due 02/01/18	6,463,000	7,084,941
4.65% due 07/02/18	1,892,000	2,003,713
American Express Co.
7.00% due 03/19/18	5,502,000	6,046,247
1.55% due 05/22/18	2,241,000	2,218,964
Lloyds Bank plc
1.75% due 05/14/18	4,000,000	3,976,696
2.30% due 11/27/18	2,600,000	2,610,054
1.75% due 03/16/18	1,500,000	1,493,421
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,460,000	3,772,314
2.00% due 08/15/18	2,241,000	2,281,116
1.30% due 05/15/18	1,743,000	1,746,313

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 43.6% (continued)
HSBC USA, Inc.
1.63% due 01/16/18	$3,900,000	$3,880,795
2.63% due 09/24/18	2,900,000	2,917,600
1.70% due 03/05/18	1,000,000	992,859
Bank of Montreal
2.38% due 01/25/19	3,489,000	3,531,370
1.40% due 04/10/18	2,341,000	2,329,604
1.45% due 04/09/18	1,493,000	1,486,886
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,400,269
2.50% due 07/19/18	2,100,000	2,130,832
1.50% due 01/18/18	915,000	909,667
1.75% due 01/16/18	435,000	433,486
Bank of Nova Scotia
2.05% due 10/30/18	3,884,000	3,902,643
1.45% due 04/25/18	2,987,000	2,970,482
American International Group, Inc.
5.85% due 01/16/18	6,275,000	6,693,950
BNP Paribas S.A.
2.40% due 12/12/18	4,485,000	4,515,233
2.70% due 08/20/18	1,952,000	1,981,497
Wachovia Corp.
5.75% due 02/01/18	5,392,000	5,798,325
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,444,466
1.50% due 03/22/18	1,250,000	1,229,745
Wells Fargo & Co.
1.50% due 01/16/18	5,378,000	5,370,250
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,493,000	1,510,555
2.10% due 01/15/19	1,489,000	1,503,436
1.30% due 01/25/18	958,000	956,179
1.35% due 03/06/18	497,000	496,143
Deutsche Bank AG
1.88% due 02/13/18	4,481,000	4,372,708
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,169,880
Wells Fargo Bank North America
1.65% due 01/22/18	3,500,000	3,515,348
Discover Bank/Greenwood DE
2.60% due 11/13/18	3,500,000	3,498,492
Bank of America North America
1.75% due 06/05/18	2,500,000	2,485,045
2.05% due 12/07/18	1,000,000	1,000,810
State Street Corp.
4.96% due 03/15/18	1,995,000	2,095,881
1.35% due 05/15/18	1,395,000	1,386,585
Abbey National Treasury Services plc/United Kingdom
3.05% due 08/23/18	3,391,000	3,472,255
American Express Credit Corp.
2.13% due 07/27/18	3,295,000	3,325,663

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 43.6% (continued)
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	$2,297,000	$2,786,181
5.45% due 02/01/18	248,000	266,131
MetLife, Inc.
6.82% due 08/15/18	2,492,000	2,777,434
Simon Property Group, LP
2.20% due 02/01/19	2,743,000	2,774,374
PNC Bank North America
2.20% due 01/28/19	2,750,000	2,763,068
UBS AG
5.75% due 04/25/18	2,500,000	2,702,370
KeyCorp
2.30% due 12/13/18	2,639,000	2,641,784
BB&T Corp.
2.05% due 06/19/181	1,410,000	1,416,053
1.45% due 01/12/18	1,195,000	1,188,500
HCP, Inc.
6.70% due 01/30/18	2,370,000	2,552,559
Air Lease Corp.
3.38% due 01/15/19	1,515,000	1,488,488
2.13% due 01/15/18	995,000	973,856
Cooperatieve Rabobank UA
1.70% due 03/19/18	2,250,000	2,248,281
Fifth Third Bank
1.45% due 02/28/18	2,250,000	2,229,948
American Tower Corp.
4.50% due 01/15/18	2,041,000	2,124,979
Berkshire Hathaway, Inc.
1.55% due 02/09/18	2,091,000	2,106,588
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,094,437
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,026,344
US Bancorp
1.95% due 11/15/18	1,991,000	2,011,061
Barclays plc
2.00% due 03/16/18	2,000,000	1,963,678
Jefferies Group LLC
5.13% due 04/13/18	1,663,000	1,717,701
KeyBank North America/Cleveland OH
1.65% due 02/01/18	1,650,000	1,645,372
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,517,769
Ares Capital Corp.
4.88% due 11/30/18	1,493,000	1,510,637
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	1,000,000	1,006,215
1.45% due 03/07/18	500,000	496,103
Chubb Corp.
5.75% due 05/15/18	1,354,000	1,474,533
Voya Financial, Inc.
2.90% due 02/15/18	1,444,000	1,457,526
Fifth Third Bancorp
4.50% due 06/01/18	1,354,000	1,428,289

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 43.6% (continued)
SunTrust Banks, Inc.
2.35% due 11/01/18	$1,394,000	$1,398,298
Boston Properties, LP
3.70% due 11/15/18	1,294,000	1,341,547
Discover Bank
2.00% due 02/21/18	1,300,000	1,284,941
Regions Financial Corp.
2.00% due 05/15/18	1,245,000	1,234,620
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	1,195,000	1,192,953
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,195,000	1,189,449
Regions Bank
7.50% due 05/15/18	1,056,000	1,164,561
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,127,217
Capital One Bank USA North America
2.15% due 11/21/18	1,100,000	1,083,896
National Bank of Canada
2.10% due 12/14/18	1,000,000	1,002,838
Santander Holdings USA, Inc.
3.45% due 08/27/18	847,000	854,200
Private Export Funding Corp.
1.88% due 07/15/18	735,000	748,540
Royal Bank of Scotland N.V.
4.65% due 06/04/18	697,000	703,144
Travelers Companies, Inc.
5.80% due 05/15/18	557,000	606,096
Societe Generale S.A.
2.63% due 10/01/18	500,000	510,420
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	98,000	105,704
Total Financial		369,913,027
Consumer, Non-cyclical - 15.3%
PepsiCo, Inc.
5.00% due 06/01/18	5,029,000	5,443,710
7.90% due 11/01/18	2,464,000	2,867,874
2.25% due 01/07/19	1,043,000	1,066,616
Coca-Cola Co.
1.65% due 11/01/18	4,485,000	4,554,943
1.15% due 04/01/18	2,390,000	2,397,507
1.65% due 03/14/18	1,454,000	1,472,882
AbbVie, Inc.
1.80% due 05/14/18	4,283,000	4,273,222
2.00% due 11/06/18	3,635,000	3,631,656
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	6,921,000	7,562,064
Philip Morris International, Inc.
5.65% due 05/16/18	5,532,000	6,038,948
Actavis Funding SCS
2.35% due 03/12/18	5,975,000	6,014,650

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 15.3% (continued)
Merck & Company, Inc.
1.10% due 01/31/18	$3,137,000	$3,139,240
1.30% due 05/18/18	2,091,000	2,099,987
UnitedHealth Group, Inc.
6.00% due 02/15/18	2,789,000	3,024,144
1.90% due 07/16/18	1,991,000	2,010,297
Medtronic, Inc.
1.38% due 04/01/18	3,891,000	3,896,996
Celgene Corp.
2.13% due 08/15/18	3,500,000	3,517,895
Johnson & Johnson
1.65% due 12/05/18	1,991,000	2,020,325
5.15% due 07/15/18	1,345,000	1,471,946
Kraft Foods Group, Inc.
6.13% due 08/23/18	2,938,000	3,218,476
Anthem, Inc.
2.30% due 07/15/18	1,693,000	1,703,063
1.88% due 01/15/18	1,346,000	1,343,814
Sanofi
1.25% due 04/10/18	3,037,000	3,041,817
Baxter International, Inc.
5.38% due 06/01/18	1,543,000	1,687,732
1.85% due 06/15/18	995,000	994,612
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,450,000	2,679,264
Reynolds American, Inc.
2.30% due 06/12/18	2,497,000	2,525,086
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	2,515,000	2,505,292
Eli Lilly & Co.
1.25% due 03/01/18	2,440,000	2,446,332
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	2,300,000	2,312,188
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	2,041,000	2,036,104
Pfizer, Inc.
1.50% due 06/15/18	1,991,000	1,999,539
Kimberly-Clark Corp.
7.50% due 11/01/18	1,693,000	1,948,474
Altria Group, Inc.
9.70% due 11/10/18	1,593,000	1,908,146
ConAgra Foods, Inc.
1.90% due 01/25/18	1,893,000	1,892,271
Gilead Sciences, Inc.
1.85% due 09/04/18	1,825,000	1,844,867
Procter & Gamble Co.
1.60% due 11/15/18	1,793,000	1,816,114
Boston Scientific Corp.
2.65% due 10/01/18	1,493,000	1,513,430
Stryker Corp.
1.30% due 04/01/18	1,493,000	1,482,185
Zoetis, Inc.
1.88% due 02/01/18	1,493,000	1,477,606
Mylan, Inc.
2.60% due 06/24/18	1,395,000	1,383,636

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 15.3% (continued)
Perrigo Company plc
2.30% due 11/08/18	$1,350,000	$1,329,086
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,195,000	1,324,844
CR Bard, Inc.
1.38% due 01/15/18	1,295,000	1,288,568
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,195,000	1,282,562
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,129,000	1,217,120
Sysco Corp.
5.25% due 02/12/18	1,145,000	1,210,575
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,125,000	1,147,221
Humana, Inc.
7.20% due 06/15/18	995,000	1,106,000
Mondelez International, Inc.
6.13% due 02/01/18	1,020,000	1,100,739
Biogen, Inc.
6.88% due 03/01/18	995,000	1,089,135
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	1,045,000	1,042,871
Diageo Capital plc
1.13% due 04/29/181	995,000	987,069
Amgen, Inc.
6.15% due 06/01/18	897,000	977,237
Pharmacia Corp.
6.50% due 12/01/18	850,000	957,650
Total System Services, Inc.
2.38% due 06/01/18	897,000	885,513
Danaher Corp.
5.63% due 01/15/18	797,000	860,317
Kroger Co.
2.30% due 01/15/19	645,000	656,705
McKesson Corp.
1.40% due 03/15/18	647,000	643,145
Total Consumer, Non-cyclical		129,371,307
Consumer, Cyclical - 8.1%
Ford Motor Credit Company LLC
5.00% due 05/15/18	4,200,000	4,396,128
2.38% due 01/16/18	2,750,000	2,736,852
2.88% due 10/01/18	2,250,000	2,252,396
2.24% due 06/15/18	2,000,000	1,972,172
2.15% due 01/09/18	1,600,000	1,592,440
2.55% due 10/05/18	1,500,000	1,494,144
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,983,000	4,026,542
1.45% due 01/12/18	2,993,000	3,000,096
1.38% due 01/10/181	2,639,000	2,644,914
1.55% due 07/13/18	298,000	298,159
Wal-Mart Stores, Inc.
5.80% due 02/15/18	3,755,000	4,097,779
1.95% due 12/15/18	3,386,000	3,464,596
1.13% due 04/11/18	1,843,000	1,846,684

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 8.1% (continued)
CVS Health Corp.
2.25% due 12/05/18	$4,382,000	$4,430,241
1.90% due 07/20/18	1,991,000	1,998,737
American Honda Finance Corp.
2.13% due 10/10/18	3,149,000	3,182,559
1.60% due 07/13/18	1,500,000	1,498,598
1.50% due 03/13/18	500,000	499,265
Home Depot, Inc.
2.25% due 09/10/18	3,785,000	3,891,782
General Motors Financial Company, Inc.
2.40% due 04/10/18	1,991,000	1,957,045
3.25% due 05/15/181	1,743,000	1,747,168
General Motors Co.
3.50% due 10/02/18	3,337,000	3,352,017
McDonald's Corp.
5.35% due 03/01/18	2,758,000	2,959,750
Target Corp.
6.00% due 01/15/18	2,350,000	2,556,015
Delphi Corp.
5.00% due 02/15/23	1,700,000	1,746,750
Nordstrom, Inc.
6.25% due 01/15/18	1,225,000	1,319,942
Staples, Inc.
2.75% due 01/12/18	1,095,000	1,095,076
Best Buy Company, Inc.
5.00% due 08/01/18	1,045,000	1,087,688
Marriott International, Inc.
3.00% due 03/01/19	794,000	810,108
PACCAR Financial Corp.
1.45% due 03/09/18	497,000	496,304
Total Consumer, Cyclical		68,451,947
Energy - 7.5%
Chevron Corp.
1.72% due 06/24/18	5,029,000	5,021,868
1.37% due 03/02/18	3,485,000	3,464,073
1.79% due 11/16/18	2,500,000	2,488,625
Shell International Finance BV
1.90% due 08/10/18	4,184,000	4,172,222
2.00% due 11/15/18	3,386,000	3,366,388
BP Capital Markets plc
1.67% due 02/13/18	2,489,000	2,459,324
1.38% due 05/10/18	1,792,000	1,753,907
2.24% due 09/26/18	1,493,000	1,486,395
TransCanada PipeLines Ltd.
6.50% due 08/15/18	2,848,000	3,076,334
Total Capital S.A.
2.13% due 08/10/18	2,987,000	2,994,381
Exxon Mobil Corp.
1.31% due 03/06/18	2,987,000	2,982,929
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,210,000	2,249,703
Suncor Energy, Inc.
6.10% due 06/01/18	2,166,000	2,236,217
Nabors Industries, Inc.
6.15% due 02/15/18	2,191,000	2,073,098

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 7.5% (continued)
Total Capital Canada Ltd.
1.45% due 01/15/18	$2,041,000	$2,019,618
Baker Hughes, Inc.
7.50% due 11/15/18	1,643,000	1,812,618
Transocean, Inc.
6.00% due 03/15/181	2,051,000	1,661,310
Petroleos Mexicanos
5.75% due 03/01/18	1,440,000	1,491,840
Devon Energy Corp.
2.25% due 12/15/18	1,693,000	1,479,024
Petro-Canada
6.05% due 05/15/18	1,417,000	1,450,424
Energy Transfer Partners, LP
6.70% due 07/01/18	1,447,000	1,444,780
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,449,000	1,324,836
Marathon Oil Corp.
5.90% due 03/15/18	1,314,000	1,193,395
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
6.50% due 05/01/18	1,065,000	1,058,791
Equities Corp.
6.50% due 04/01/18	995,000	1,004,290
Spectra Energy Partners, LP
2.95% due 09/25/18	995,000	980,206
Southwestern Energy Co.
7.50% due 02/01/18	1,274,000	971,425
ConocoPhillips Co.
1.50% due 05/15/18	995,000	953,503
Weatherford International Ltd.
6.00% due 03/15/18	1,095,000	941,700
Spectra Energy Capital LLC
6.20% due 04/15/18	897,000	936,655
Enterprise Products Operating LLC
1.65% due 05/07/18	896,000	866,119
ConocoPhillips
5.20% due 05/15/18	783,000	812,229
Occidental Petroleum Corp.
1.50% due 02/15/18	647,000	636,354
Marathon Petroleum Corp.
2.70% due 12/14/18	400,000	387,633
Total Energy		63,252,214
Communications - 6.7%
AT&T, Inc.
5.50% due 02/01/18	4,308,000	4,593,651
2.38% due 11/27/18	4,083,000	4,129,656
5.60% due 05/15/18	2,888,000	3,115,907
Verizon Communications, Inc.
3.65% due 09/14/18	5,577,000	5,849,754
6.10% due 04/15/18	1,481,000	1,609,894
5.50% due 02/15/18	1,295,000	1,387,406
Time Warner Cable, Inc.
6.75% due 07/01/18	4,904,000	5,346,768
Rogers Communications, Inc.
6.80% due 08/15/18	4,183,000	4,654,340

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 6.7% (continued)
Vodafone Group plc
4.63% due 07/15/18	$2,241,000	$2,367,292
1.50% due 02/19/18	2,240,000	2,219,788
Comcast Corp.
5.88% due 02/15/18	2,191,000	2,376,595
5.70% due 05/15/18	1,493,000	1,629,442
Cisco Systems, Inc.
1.65% due 06/15/18	2,489,000	2,507,511
Telefonica Emisiones SAU
3.19% due 04/27/18	2,300,000	2,336,924
British Telecommunications plc
5.95% due 01/15/18	1,981,000	2,134,839
Deutsche Telekom International Finance BV
6.75% due 08/20/18	1,450,000	1,617,465
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
1.75% due 01/15/18	1,543,000	1,539,386
Thomson Reuters Corp.
6.50% due 07/15/18	1,375,000	1,514,797
Historic TW, Inc.
6.88% due 06/15/18	1,244,000	1,378,412
Expedia, Inc.
7.46% due 08/15/181	1,095,000	1,211,113
Walt Disney Co.
1.50% due 09/17/18	1,000,000	1,008,391
Viacom, Inc.
2.50% due 09/01/18	897,000	892,519
Telecom Italia Capital S.A.
7.00% due 06/04/18	697,000	756,245
GTE Corp.
6.84% due 04/15/18	497,000	539,443
Total Communications		56,717,538
Industrial - 6.4%
General Electric Co.
5.63% due 05/01/18	9,087,000	9,914,180
1.63% due 04/02/18	3,734,000	3,770,522
John Deere Capital Corp.
1.95% due 12/13/18	2,141,000	2,156,203
5.75% due 09/10/18	1,792,000	1,974,970
1.60% due 07/13/18	1,000,000	1,001,466
5.35% due 04/03/18	896,000	966,881
Caterpillar Financial Services Corp.
5.45% due 04/15/18	2,232,000	2,406,408
7.05% due 10/01/18	1,896,000	2,147,503
1.70% due 06/16/18	1,000,000	1,001,950
Koninklijke Philips N.V.
5.75% due 03/11/18	3,307,000	3,537,359
Caterpillar, Inc.
7.90% due 12/15/18	2,739,000	3,188,117
United Parcel Service, Inc.
5.50% due 01/15/18	2,539,000	2,745,987
Honeywell International, Inc.
5.30% due 03/01/18	1,853,000	2,003,523

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 6.4% (continued)
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	$1,718,000	$1,898,667
Precision Castparts Corp.
1.25% due 01/15/18	1,793,000	1,783,678
CRH America, Inc.
8.13% due 07/15/18	1,493,000	1,677,730
Roper Technologies, Inc.
2.05% due 10/01/18	1,643,000	1,635,884
Northrop Grumman Corp.
1.75% due 06/01/18	1,593,000	1,591,179
Republic Services, Inc.
3.80% due 05/15/18	1,409,000	1,468,940
CSX Corp.
6.25% due 03/15/18	1,315,000	1,436,769
Waste Management, Inc.
6.10% due 03/15/18	1,195,000	1,299,564
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,030,000	1,112,635
Norfolk Southern Corp.
5.75% due 04/01/18	921,000	993,635
Harris Corp.
2.00% due 04/27/18	797,000	792,407
Amphenol Corp.
2.55% due 01/30/19	725,000	730,771
Stanley Black & Decker, Inc.
2.45% due 11/17/18	500,000	506,171
Lockheed Martin Corp.
1.85% due 11/23/18	500,000	503,510
Total Industrial		54,246,609
Technology - 5.7%
International Business Machines Corp.
7.63% due 10/15/18	3,950,000	4,552,876
1.13% due 02/06/18	3,500,000	3,493,948
1.25% due 02/08/18	1,500,000	1,501,265
Apple, Inc.
1.00% due 05/03/18	7,867,000	7,848,851
Microsoft Corp.
1.30% due 11/03/18	4,500,000	4,521,101
1.63% due 12/06/18	3,087,000	3,136,466
Oracle Corp.
5.75% due 04/15/18	5,437,000	5,939,944
EMC Corp.
1.88% due 06/01/18	5,577,000	5,369,441
Xerox Corp.
6.35% due 05/15/181	2,699,000	2,838,973
Computer Sciences Corp.
6.50% due 03/15/18	2,096,000	2,314,191
QUALCOMM, Inc.
1.40% due 05/18/18	2,091,000	2,086,346
Seagate HDD Cayman
3.75% due 11/15/18	1,493,000	1,462,292
Altera Corp.
2.50% due 11/15/18	1,345,000	1,377,111
Texas Instruments, Inc.
1.00% due 05/01/18	1,195,000	1,190,698

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Technology - 5.7% (continued)
Maxim Integrated Products, Inc.
2.50% due 11/15/18	$897,000	$899,740
Total Technology		48,533,243
Utilities - 3.1%
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,912,000	2,066,841
7.13% due 12/01/18	1,643,000	1,876,331
Dominion Resources, Inc.
6.40% due 06/15/18	2,145,000	2,344,135
1.90% due 06/15/18	298,000	296,611
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,807,000	2,103,746
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,493,000	1,608,283
Sempra Energy
6.15% due 06/15/18	1,239,000	1,334,922
FirstEnergy Corp.
2.75% due 03/15/18	1,295,000	1,308,812
PECO Energy Co.
5.35% due 03/01/18	1,195,000	1,282,273
TransAlta Corp.
6.90% due 05/15/18	1,247,000	1,216,719
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	995,000	1,102,984
Commonwealth Edison Co.
5.80% due 03/15/18	1,015,000	1,099,561
Duke Energy Corp.
2.10% due 06/15/18	1,095,000	1,097,861
Nevada Power Co.
6.50% due 08/01/18	982,000	1,087,434
Northern States Power Co.
5.25% due 03/01/18	980,000	1,052,496
Duke Energy Carolinas LLC
7.00% due 11/15/18	864,000	981,958
PacifiCorp
5.65% due 07/15/18	897,000	978,405
Duke Energy Florida LLC
5.65% due 06/15/18	897,000	978,088
Virginia Electric & Power Co.
5.40% due 04/30/18	816,000	879,553

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Utilities - 3.1% (continued)
Southern Co.
2.45% due 09/01/18	$796,000	$806,358
Georgia Power Co.
1.95% due 12/01/18	400,000	401,874
Total Utilities		25,905,245
Basic Materials - 2.6%
Rio Tinto Finance USA Ltd.
6.50% due 07/15/18	4,431,000	4,734,364
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,396,000	3,707,525
Rio Tinto Finance USA plc
2.25% due 12/14/18	3,785,000	3,692,143
Freeport-McMoRan, Inc.
2.38% due 03/15/18	3,386,000	2,937,355
CF Industries, Inc.
6.88% due 05/01/18	1,473,000	1,589,694
Nucor Corp.
5.85% due 06/01/18	1,469,000	1,570,968
Alcoa, Inc.
6.75% due 07/15/18	1,385,000	1,449,056
Barrick North America Finance LLC
6.80% due 09/15/18	1,200,000	1,252,998
Goldcorp, Inc.
2.13% due 03/15/18	1,045,000	1,017,181
International Paper Co.
7.95% due 06/15/18	398,000	448,637
Total Basic Materials		22,399,921
Total Corporate Bonds
(Cost $843,516,863)		838,791,051

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.3196%	4,934,411	$4,934,411
Total Securities Lending Collateral
(Cost $4,934,411)		4,934,411
Total Investments - 99.6%
(Cost $848,451,274)		$843,725,462
Other Assets & Liabilities, net - 0.4%		3,258,840
Total Net Assets - 100.0%		$846,984,302

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$838,791,051	$—	$838,791,051
Securities Lending Collateral	4,934,411	—	—	4,934,411
Total	$4,934,411	$838,791,051	$—	$843,725,462

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 38.9%
Bank of America Corp.
2.60% due 01/15/19	$6,368,000	$6,403,967
7.63% due 06/01/19	4,920,000	5,673,419
2.65% due 04/01/19	4,475,000	4,500,628
5.49% due 03/15/19	1,100,000	1,201,083
Morgan Stanley
5.63% due 09/23/19	5,000,000	5,491,410
2.38% due 07/23/19	4,673,000	4,663,705
7.30% due 05/13/19	3,250,000	3,717,701
2.50% due 01/24/19	3,325,000	3,349,888
Goldman Sachs Group, Inc.
7.50% due 02/15/19	5,219,000	5,943,675
2.55% due 10/23/19	4,723,000	4,735,251
2.63% due 01/31/19	2,978,000	3,006,345
JPMorgan Chase & Co.
6.30% due 04/23/19	4,719,000	5,297,804
2.35% due 01/28/19	2,978,000	3,008,432
2.20% due 10/22/19	2,881,000	2,880,608
Citigroup, Inc.
2.50% due 07/29/19	3,474,000	3,484,901
2.55% due 04/08/19	3,375,000	3,387,447
8.50% due 05/22/19	1,489,000	1,758,245
Credit Suisse AG NY
2.30% due 05/28/19	4,200,000	4,167,575
5.30% due 08/13/19	2,450,000	2,666,612
Bank of Nova Scotia
2.13% due 09/11/19	2,985,000	3,023,539
1.95% due 01/15/191	1,500,000	1,509,354
2.05% due 06/05/19	1,489,000	1,488,160
Wells Fargo & Co.
2.13% due 04/22/19	3,485,000	3,513,535
2.15% due 01/15/19	1,985,000	2,002,138
Bank of New York Mellon Corp.
2.30% due 09/11/19	1,985,000	2,006,514
2.20% due 03/04/19	1,500,000	1,521,380
5.45% due 05/15/19	943,000	1,037,059
2.20% due 05/15/19	943,000	948,746
Royal Bank of Canada
2.20% due 09/23/19	2,985,000	3,031,724
2.15% due 03/15/191	1,985,000	1,999,272
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,500,000	2,520,623
2.25% due 07/11/19	2,500,000	2,502,763
UBS AG/Stamford CT
2.38% due 08/14/19	5,000,000	5,023,115
BB&T Corp.
2.45% due 01/15/20	2,478,000	2,499,357
2.25% due 02/01/19	1,235,000	1,251,270
6.85% due 04/30/19	496,000	568,719
5.25% due 11/01/19	495,000	541,388
American Express Credit Corp.
2.13% due 03/18/19	2,489,000	2,489,202
2.25% due 08/15/19	1,985,000	1,990,528
Simon Property Group, LP
5.65% due 02/01/20	2,009,000	2,250,078
10.35% due 04/01/19	1,745,000	2,138,885

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 38.9% (continued)
Toronto-Dominion Bank
2.13% due 07/02/19	$1,989,000	$2,005,700
2.25% due 11/05/19	1,985,000	2,002,424
Svenska Handelsbanken AB
2.50% due 01/25/19	3,500,000	3,554,331
Deutsche Bank AG
2.50% due 02/13/19	3,524,000	3,446,419
Barclays plc
2.75% due 11/08/19	3,450,000	3,399,247
Cooperatieve Rabobank UA
2.25% due 01/14/19	3,350,000	3,374,264
Barclays Bank plc
6.75% due 05/22/19	1,750,000	2,002,978
2.50% due 02/20/19	1,000,000	1,004,356
HSBC USA, Inc.
2.38% due 11/13/19	1,400,000	1,385,867
2.25% due 06/23/19	1,350,000	1,343,457
Royal Bank of Scotland Group plc
6.40% due 10/21/19	2,400,000	2,593,790
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	1,989,220
8.80% due 07/15/19	315,000	371,757
US Bank North America/Cincinnati OH
2.13% due 10/28/19	2,225,000	2,252,023
BlackRock, Inc.
5.00% due 12/10/19	1,935,000	2,152,397
MetLife, Inc.
7.72% due 02/15/19	1,786,000	2,064,996
BPCE S.A.
2.50% due 07/15/19	2,000,000	2,018,404
PNC Bank North America
2.25% due 07/02/19	2,000,000	2,017,651
US Bancorp
2.20% due 04/25/19	1,985,000	2,014,251
Nomura Holdings, Inc.
2.75% due 03/19/19	1,993,000	2,008,530
Capital One North America/Mclean VA
2.40% due 09/05/19	1,900,000	1,876,400
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	1,989,000	1,849,770
Lincoln National Corp.
8.75% due 07/01/19	1,325,000	1,583,945
American Tower Corp.
3.40% due 02/15/19	1,489,000	1,515,134
Lloyds Bank plc
2.35% due 09/05/19	1,500,000	1,505,418
Synchrony Financial
3.00% due 08/15/19	1,489,000	1,492,443
American International Group, Inc.
2.30% due 07/16/19	1,489,000	1,477,968

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 38.9% (continued)
Boston Properties, LP
5.88% due 10/15/19	$1,240,000	$1,377,380
American Express Co.
8.13% due 05/20/19	1,145,000	1,355,081
National City Corp.
6.88% due 05/15/19	1,141,000	1,278,528
Abbey National Treasury Services plc/United Kingdom
2.35% due 09/10/19	1,240,000	1,233,448
Prudential Financial, Inc.
7.38% due 06/15/19	1,044,000	1,204,653
Jefferies Group LLC
8.50% due 07/15/19	962,000	1,088,622
Private Export Funding Corp.
4.38% due 03/15/19	993,000	1,084,054
KeyBank North America/Cleveland OH
2.50% due 12/15/19	1,000,000	1,011,620
Fifth Third Bank/Cincinnati OH
2.38% due 04/25/19	1,000,000	1,004,894
BNP Paribas S.A.
2.45% due 03/17/19	992,000	1,000,801
SunTrust Banks, Inc.
2.50% due 05/01/19	993,000	998,410
Capital One Financial Corp.
2.45% due 04/24/19	993,000	993,735
Citizens Bank North America/Providence RI
2.45% due 12/04/19	1,000,000	992,930
Berkshire Hathaway, Inc.
2.10% due 08/14/19	893,000	912,804
Huntington National Bank
2.20% due 04/01/19	900,000	892,892
Ares Capital Corp.
3.88% due 01/15/20	879,000	887,416
Realty Income Corp.
6.75% due 08/15/19	768,000	876,402
PNC Funding Corp.
6.70% due 06/10/19	695,000	797,288
Manufacturers & Traders Trust Co.
2.25% due 07/25/19	700,000	703,007
Welltower, Inc.
4.13% due 04/01/19	595,000	621,988
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	595,000	621,789
Weyerhaeuser Co.
7.38% due 10/01/19	496,000	562,664
TD Ameritrade Holding Corp.
5.60% due 12/01/19	497,000	560,644
Travelers Companies, Inc.
5.90% due 06/02/19	447,000	504,771
MasterCard, Inc.
2.00% due 04/01/19	496,000	503,736
Fifth Third Bancorp
2.30% due 03/01/19	497,000	498,846

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 38.9% (continued)
MUFG Union Bank North America
2.25% due 05/06/19	$400,000	$398,357
ACE INA Holdings, Inc.
5.90% due 06/15/19	198,000	222,117
Total Financial		199,688,062
Consumer, Non-cyclical - 16.8%
Pfizer, Inc.
6.20% due 03/15/19	5,521,000	6,239,736
2.10% due 05/15/19	1,737,000	1,773,687
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	4,500,000	4,544,236
2.15% due 02/01/19	1,886,000	1,915,259
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	3,127,000	3,634,187
6.88% due 11/15/19	2,179,000	2,550,469
Novartis Securities Investment Ltd.
5.13% due 02/10/19	4,921,000	5,441,755
Amgen, Inc.
2.20% due 05/22/19	2,233,000	2,263,246
5.70% due 02/01/19	1,978,000	2,190,866
Becton Dickinson and Co.
6.38% due 08/01/19	1,687,000	1,906,278
2.68% due 12/15/19	1,489,000	1,521,521
5.00% due 05/15/19	943,000	1,014,590
Altria Group, Inc.
2.63% due 01/14/20	2,457,000	2,505,079
9.25% due 08/06/19	1,446,000	1,772,179
Procter & Gamble Co.
1.90% due 11/01/19	1,889,000	1,934,071
4.70% due 02/15/19	1,717,000	1,893,166
HCA, Inc.
3.75% due 03/15/19	2,487,000	2,539,600
4.25% due 10/15/19	995,000	1,026,094
General Mills, Inc.
2.20% due 10/21/19	1,493,000	1,509,435
5.65% due 02/15/19	1,191,000	1,317,421
Unilever Capital Corp.
4.80% due 02/15/19	1,500,000	1,645,017
2.20% due 03/06/19	1,000,000	1,023,632
AstraZeneca plc
1.95% due 09/18/19	2,191,000	2,188,259
McKesson Corp.
2.28% due 03/15/19	2,092,000	2,100,939
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	1,839,000	2,047,888
Anthem, Inc.
2.25% due 08/15/19	1,794,000	1,784,480
7.00% due 02/15/19	98,000	109,861
UnitedHealth Group, Inc.
1.63% due 03/15/19	943,000	943,913
2.30% due 12/15/19	797,000	809,275
Tyson Foods, Inc.
2.65% due 08/15/19	1,592,000	1,614,668

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 16.8% (continued)
Johnson & Johnson
1.88% due 12/05/19	$1,489,000	$1,521,191
Express Scripts Holding Co.
2.25% due 06/15/19	1,497,000	1,488,378
Bottling Group LLC
5.13% due 01/15/19	1,294,000	1,426,784
Abbott Laboratories
5.13% due 04/01/19	1,293,000	1,415,778
Celgene Corp.
2.25% due 05/15/19	1,291,000	1,294,008
Danaher Corp.
5.40% due 03/01/19	1,095,000	1,211,326
Reynolds American, Inc.
8.13% due 06/23/19	1,000,000	1,179,438
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,141,000	1,145,877
Express Scripts, Inc.
7.25% due 06/15/19	993,000	1,138,081
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	997,000	1,075,749
Gilead Sciences, Inc.
2.05% due 04/01/19	993,000	1,002,951
Mondelez International, Inc.
2.25% due 02/01/19	926,000	930,218
Eli Lilly & Co.
1.95% due 03/15/19	893,000	910,086
Philip Morris International, Inc.
1.88% due 01/15/19	893,000	904,121
Actavis Funding SCS
2.45% due 06/15/19	897,000	900,208
Mead Johnson Nutrition Co.
4.90% due 11/01/19	754,000	818,865
ADT Corp.
4.13% due 04/15/191	745,000	787,838
Baxter International, Inc.
4.50% due 08/15/19	595,000	639,674
Kellogg Co.
4.15% due 11/15/19	570,000	611,302
Bristol-Myers Squibb Co.
1.75% due 03/01/19	497,000	502,637
Princeton University
4.95% due 03/01/19	446,000	494,900
Mylan, Inc.
2.55% due 03/28/19	497,000	489,820
Colgate-Palmolive Co.
1.75% due 03/15/19	400,000	407,094
Total Consumer, Non-cyclical		86,057,131
Energy - 10.2%
Chevron Corp.
4.95% due 03/03/19	2,733,000	2,960,107
2.19% due 11/15/19	1,294,000	1,300,892
ConocoPhillips
5.75% due 02/01/19	3,359,000	3,496,764
Shell International Finance BV
4.30% due 09/22/19	3,180,000	3,359,693
Exxon Mobil Corp.
1.82% due 03/15/19	2,783,000	2,805,726

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 10.2% (continued)
BP Capital Markets plc
4.75% due 03/10/19	$1,340,000	$1,412,164
2.24% due 05/10/19	1,389,000	1,377,627
Total Capital International S.A.
2.13% due 01/10/19	1,889,000	1,884,389
2.10% due 06/19/19	595,000	588,072
Halliburton Co.
6.15% due 09/15/19	2,114,000	2,304,448
Enterprise Products Operating LLC
6.50% due 01/31/19	1,042,000	1,118,666
2.55% due 10/15/19	1,092,000	1,057,631
Hess Corp.
8.13% due 02/15/19	2,061,000	2,143,308
Kinder Morgan, Inc.
3.05% due 12/01/19	2,285,000	2,095,022
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	1,292,000	1,209,163
9.00% due 02/01/19	694,000	745,761
Cenovus Energy, Inc.
5.70% due 10/15/19	2,087,000	1,822,523
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,399,000	1,532,330
Valero Energy Corp.
9.38% due 03/15/19	1,294,000	1,503,822
Weatherford International Ltd.
9.63% due 03/01/19	1,736,000	1,492,960
Devon Energy Corp.
6.30% due 01/15/191	1,539,000	1,460,289
Noble Energy, Inc.
8.25% due 03/01/19	1,414,000	1,449,125
EQT Corp.
8.13% due 06/01/19	1,294,000	1,332,971
EOG Resources, Inc.
5.63% due 06/01/19	1,143,000	1,206,300
Husky Energy, Inc.
7.25% due 12/15/19	1,181,000	1,179,932
Spectra Energy Capital LLC
8.00% due 10/01/19	1,095,000	1,163,907
Anadarko Petroleum Corp.
8.70% due 03/15/19	943,000	962,019
Repsol Oil & Gas Canada, Inc.
7.75% due 06/01/19	1,043,000	921,534
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
2.60% due 12/15/19	993,000	871,135
Magellan Midstream Partners, LP
6.55% due 07/15/19	770,000	841,622
Diamond Offshore Drilling, Inc.
5.88% due 05/01/191	949,000	841,076
Pride International, Inc.
8.50% due 06/15/191	1,045,000	740,644
Enbridge Energy Partners, LP
9.88% due 03/01/19	635,000	683,820
ONEOK Partners, LP
8.63% due 03/01/19	620,000	638,142

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 10.2% (continued)
Encana Corp.
6.50% due 05/15/19	$695,000	$571,248
Rowan Companies, Inc.
7.88% due 08/01/19	695,000	562,113
SESI LLC
6.38% due 05/01/19	689,000	471,965
Total Energy		52,108,910
Communications - 9.8%
Cisco Systems, Inc.
4.95% due 02/15/19	3,727,000	4,095,175
2.13% due 03/01/19	3,187,000	3,251,454
Time Warner Cable, Inc.
8.25% due 04/01/19	2,811,000	3,215,947
8.75% due 02/14/19	2,587,000	2,983,807
AT&T, Inc.
5.80% due 02/15/19	4,225,000	4,664,874
2.30% due 03/11/19	1,191,000	1,199,123
Verizon Communications, Inc.
6.35% due 04/01/19	2,735,000	3,086,896
2.55% due 06/17/19	993,000	1,015,491
Orange S.A.
5.38% due 07/08/19	2,687,000	2,969,167
2.75% due 02/06/19	595,000	608,203
Vodafone Group plc
5.45% due 06/10/19	1,889,000	2,071,679
Amazon.com, Inc.
2.60% due 12/05/19	1,787,000	1,834,456
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.88% due 10/01/19	1,592,000	1,782,190
Walt Disney Co.
5.50% due 03/15/19	843,000	944,510
1.85% due 05/30/19	794,000	808,874
Telefonica Emisiones SAU
5.88% due 07/15/19	1,590,000	1,744,489
eBay, Inc.
2.20% due 08/01/19	1,687,000	1,675,407
British Telecommunications plc
2.35% due 02/14/19	1,200,000	1,211,614
Comcast Corp.
5.70% due 07/01/19	1,045,000	1,174,424
Telecom Italia Capital S.A.
7.18% due 06/18/19	1,043,000	1,155,123
21st Century Fox America, Inc.
6.90% due 03/01/19	992,000	1,126,863
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,000,000	1,126,270
CBS Corp.
2.30% due 08/15/19	1,095,000	1,101,096
America Movil SAB de CV
5.00% due 10/16/19	800,000	873,353
Omnicom Group, Inc.
6.25% due 07/15/19	772,000	866,802
Viacom, Inc.
5.63% due 09/15/19	795,000	853,573
Discovery Communications LLC
5.63% due 08/15/19	745,000	806,715

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Communications - 9.8% (continued)
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	$794,000	$788,047
Time Warner, Inc.
2.10% due 06/01/19	794,000	787,619
Thomson Reuters Corp.
4.70% due 10/15/19	595,000	641,458
Total Communications		50,464,699
Industrial - 7.0%
General Electric Co.
6.00% due 08/07/19	2,233,000	2,570,381
2.20% due 01/09/20	2,302,000	2,345,330
Caterpillar Financial Services Corp.
7.15% due 02/15/19	1,340,000	1,538,222
2.10% due 06/09/19	1,191,000	1,200,876
2.25% due 12/01/19	945,000	954,508
John Deere Capital Corp.
2.30% due 09/16/19	1,491,000	1,514,927
2.25% due 04/17/19	1,296,000	1,314,405
United Technologies Corp.
6.13% due 02/01/19	2,138,000	2,396,717
United Parcel Service, Inc.
5.13% due 04/01/19	2,092,000	2,315,737
Illinois Tool Works, Inc.
6.25% due 04/01/19	1,525,000	1,727,996
1.95% due 03/01/19	497,000	504,001
Lockheed Martin Corp.
4.25% due 11/15/19	1,741,000	1,879,925
L-3 Communications Corp.
5.20% due 10/15/19	1,489,000	1,568,651
Honeywell International, Inc.
5.00% due 02/15/19	1,392,000	1,538,628
Boeing Co.
6.00% due 03/15/19	1,144,000	1,291,551
FedEx Corp.
8.00% due 01/15/19	993,000	1,161,848
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,043,000	1,139,780
Deere & Co.
4.38% due 10/16/19	993,000	1,084,624
Republic Services, Inc.
5.50% due 09/15/19	943,000	1,039,123
CSX Corp.
7.38% due 02/01/19	794,000	913,823
Norfolk Southern Corp.
5.90% due 06/15/19	794,000	883,990
Boeing Capital Corp.
4.70% due 10/27/19	745,000	821,668
Emerson Electric Co.
4.88% due 10/15/19	744,000	819,186
Roper Technologies, Inc.
6.25% due 09/01/19	732,000	818,750
3M Co.
1.63% due 06/15/19	796,000	806,877
Canadian National Railway Co.
5.55% due 03/01/19	695,000	769,029

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 7.0% (continued)
Northrop Grumman Corp.
5.05% due 08/01/19	$695,000	$758,305
Total Industrial		35,678,858
Consumer, Cyclical - 5.1%
Ford Motor Credit Company LLC
2.38% due 03/12/19	2,150,000	2,115,900
2.60% due 11/04/19	2,000,000	1,976,792
2.94% due 01/08/191	1,750,000	1,754,853
Toyota Motor Credit Corp.
2.10% due 01/17/191	2,087,000	2,117,507
2.13% due 07/18/19	1,446,000	1,469,703
General Motors Financial Company, Inc.
3.10% due 01/15/19	2,000,000	1,979,974
3.50% due 07/10/19	1,493,000	1,493,844
Costco Wholesale Corp.
1.70% due 12/15/19	2,586,000	2,607,226
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	2,037,000	2,049,715
CVS Health Corp.
2.25% due 08/12/19	1,794,000	1,811,210
Target Corp.
2.30% due 06/26/19	1,493,000	1,534,180
Home Depot, Inc.
2.00% due 06/15/191	1,392,000	1,419,715
American Honda Finance Corp.
2.25% due 08/15/19	1,241,000	1,259,771
Mattel, Inc.
2.35% due 05/06/19	893,000	883,084
Lowe's Companies, Inc.
4.63% due 04/15/20	794,000	866,309
Wal-Mart Stores, Inc.
4.13% due 02/01/19	595,000	641,136
Walgreen Co.
5.25% due 01/15/19	273,000	293,917
Total Consumer, Cyclical		26,274,836
Technology - 4.4%
Oracle Corp.
5.00% due 07/08/19	3,888,000	4,318,036
2.25% due 10/08/19	2,633,000	2,699,897
2.38% due 01/15/19	1,889,000	1,941,884
International Business Machines Corp.
8.38% due 11/01/19	1,786,000	2,203,210
1.95% due 02/12/191	1,500,000	1,514,901
1.88% due 05/15/19	400,000	402,838
Apple, Inc.
2.10% due 05/06/19	3,079,000	3,144,019
Xerox Corp.
5.63% due 12/15/19	1,687,000	1,725,262
2.75% due 03/15/19	397,000	377,942
Microsoft Corp.
4.20% due 06/01/19	1,439,000	1,571,312
CA, Inc.
5.38% due 12/01/19	1,191,000	1,299,445
Texas Instruments, Inc.
1.65% due 08/03/19	1,194,000	1,195,641

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Technology - 4.4% (continued)
Xilinx, Inc.
2.13% due 03/15/19	$506,000	$502,126
Total Technology		22,896,513
Basic Materials - 3.8%
Dow Chemical Co.
8.55% due 05/15/19	3,627,000	4,266,600
LyondellBasell Industries N.V.
5.00% due 04/15/19	3,200,000	3,378,422
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	2,687,000	3,117,675
Praxair, Inc.
4.50% due 08/15/19	1,816,000	1,974,399
Newmont Mining Corp.
5.13% due 10/01/19	1,291,000	1,377,143
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,095,000	1,207,108
Alcoa, Inc.
5.72% due 02/23/19	1,050,000	1,067,063
Lubrizol Corp.
8.88% due 02/01/19	798,000	952,991
Monsanto Co.
2.13% due 07/15/19	794,000	799,190
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	645,000	723,981
Agrium, Inc.
6.75% due 01/15/19	497,000	549,603
Total Basic Materials		19,414,175
Utilities - 2.8%
Dominion Resources, Inc.
5.20% due 08/15/19	1,092,000	1,191,487
2.50% due 12/01/19	794,000	800,661
Duke Energy Corp.
5.05% due 09/15/19	1,145,000	1,251,563
Exelon Generation Company LLC
5.20% due 10/01/19	1,143,000	1,234,440
Xcel Energy, Inc.
4.70% due 05/15/20	1,120,000	1,217,384
Consumers Energy Co.
6.70% due 09/15/19	998,000	1,157,878
Sempra Energy
9.80% due 02/15/19	893,000	1,068,463
NiSource Finance Corp.
6.80% due 01/15/19	843,000	940,673
Nevada Power Co.
7.13% due 03/15/19	794,000	902,602
Georgia Power Co.
4.25% due 12/01/19	797,000	859,620
Duke Energy Progress LLC
5.30% due 01/15/19	758,000	835,599
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	694,000	758,606
Entergy Texas, Inc.
7.13% due 02/01/19	645,000	731,817

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Utilities - 2.8% (continued)
MidAmerican Energy Co.
2.40% due 03/15/19	$695,000	$710,195
Arizona Public Service Co.
8.75% due 03/01/19	496,000	589,441
Total Utilities		14,250,429
Total Corporate Bonds
(Cost $511,371,696)		506,833,613

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.3195%	4,151,906	$4,151,906
Total Securities Lending Collateral
(Cost $4,151,906)		4,151,906
Total Investments - 99.6%
(Cost $515,523,602)		$510,985,519
Other Assets & Liabilities, net - 0.4%		1,864,891
Total Net Assets - 100.0%		$512,850,410

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Supplemental Information section

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$506,833,613	$—	$506,833,613
Securities Lending Collateral	4,151,906	—	—	4,151,906
Total	$4,151,906	$506,866,613	$—	$510,985,519

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 36.7%
JPMorgan Chase & Co.
2.25% due 01/23/20	$5,420,000	$5,406,965
4.25% due 10/15/20	4,236,000	4,526,035
4.40% due 07/22/20	3,450,000	3,701,464
2.55% due 10/29/20	3,000,000	3,008,538
2.75% due 06/23/20	2,464,000	2,492,119
4.95% due 03/25/20	2,266,000	2,469,301
Goldman Sachs Group, Inc.
5.38% due 03/15/20	4,942,000	5,422,975
2.75% due 09/15/20	3,500,000	3,495,926
6.00% due 06/15/20	3,006,000	3,376,889
2.60% due 04/23/20	2,774,000	2,764,033
Morgan Stanley
2.65% due 01/27/20	3,942,000	3,939,367
5.50% due 01/26/20	3,450,000	3,793,955
5.50% due 07/24/20	2,850,000	3,158,125
2.80% due 06/16/20	1,970,000	1,981,867
Bank of America Corp.
5.63% due 07/01/20	5,270,000	5,838,181
2.25% due 04/21/20	3,548,000	3,476,770
Wells Fargo & Co.
2.60% due 07/22/20	4,478,000	4,531,306
2.15% due 01/30/20	3,948,000	3,939,472
Citigroup, Inc.
2.40% due 02/18/20	3,942,000	3,910,358
2.65% due 10/26/20	3,500,000	3,493,399
5.38% due 08/09/20	591,000	662,013
Royal Bank of Canada
1.88% due 02/05/20	3,892,000	3,914,765
2.35% due 10/30/201	2,500,000	2,509,215
2.15% due 03/06/20	1,478,000	1,482,212
HSBC USA, Inc.
2.35% due 03/05/20	2,600,000	2,548,893
5.00% due 09/27/20	1,950,000	2,074,722
2.75% due 08/07/20	1,500,000	1,491,026
Bank of New York Mellon Corp.
2.60% due 08/17/20	2,500,000	2,535,815
2.15% due 02/24/20	1,970,000	1,971,048
4.60% due 01/15/20	984,000	1,068,286
Credit Suisse AG NY
5.40% due 01/14/20	2,948,000	3,112,840
4.38% due 08/05/20	2,250,000	2,387,704
PNC Funding Corp.
4.38% due 08/11/20	1,920,000	2,084,047
5.13% due 02/08/20	1,824,000	2,019,854
American Express Credit Corp.
2.38% due 05/26/20	2,956,000	2,949,875
2.60% due 09/14/20	1,000,000	1,005,391
Simon Property Group, LP
4.38% due 03/01/21	2,478,000	2,702,430
2.50% due 09/01/20	800,000	806,348
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,427,434

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 36.7% (continued)
Toronto-Dominion Bank
2.50% due 12/14/20	$3,000,000	$3,036,717
Sumitomo Mitsui Banking Corp.
2.45% due 01/16/20	2,000,000	2,002,108
2.45% due 10/20/20	1,000,000	998,299
Barclays Bank plc
5.14% due 10/14/20	2,600,000	2,795,845
HCP, Inc.
5.38% due 02/01/21	1,920,000	2,061,296
2.63% due 02/01/20	740,000	724,564
American International Group, Inc.
6.40% due 12/15/20	1,970,000	2,250,769
3.38% due 08/15/20	492,000	499,886
Nomura Holdings, Inc.
6.70% due 03/04/20	2,366,000	2,718,527
ACE INA Holdings, Inc.
2.30% due 11/03/20	2,500,000	2,516,127
Lloyds Bank plc
2.40% due 03/17/20	2,500,000	2,494,820
Bank of Nova Scotia
1.85% due 04/14/20	2,464,000	2,465,540
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	2,316,000	2,165,460
Deutsche Bank AG
2.95% due 08/20/20	2,188,000	2,121,327
BB&T Corp.
2.63% due 06/29/20	1,970,000	1,999,491
Boston Properties, LP
5.63% due 11/15/20	1,626,000	1,813,741
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,724,000	1,801,509
Prologis, LP
3.35% due 02/01/21	1,739,000	1,790,462
Lazard Group LLC
4.25% due 11/14/20	1,732,000	1,778,909
Charles Schwab Corp.
4.45% due 07/22/20	1,626,000	1,768,293
Aon Corp.
5.00% due 09/30/20	1,578,000	1,742,543
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	1,750,000	1,721,503
ERP Operating, LP
4.75% due 07/15/20	1,526,000	1,658,893
HSBC Bank USA North America
4.88% due 08/24/20	1,500,000	1,594,685
Northern Trust Corp.
3.45% due 11/04/20	1,428,000	1,511,938
Prudential Financial, Inc.
5.38% due 06/21/20	788,000	871,025
4.50% due 11/15/20	590,000	630,747
Barclays plc
2.88% due 06/08/20	1,500,000	1,441,443

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 36.7% (continued)
Santander Holdings USA, Inc.
2.65% due 04/17/20	$1,478,000	$1,428,669
Digital Realty Trust, LP
5.88% due 02/01/20	1,232,000	1,371,069
Manulife Financial Corp.
4.90% due 09/17/20	1,182,000	1,302,807
American Tower Corp.
5.05% due 09/01/20	1,182,000	1,269,622
Travelers Companies, Inc.
3.90% due 11/01/20	1,034,000	1,119,212
State Street Corp.
2.55% due 08/18/20	1,000,000	1,021,931
Fifth Third Bancorp
2.88% due 07/27/20	1,000,000	1,010,330
Huntington National Bank
2.88% due 08/20/20	1,000,000	1,006,535
Discover Bank/Greenwood DE
7.00% due 04/15/20	750,000	846,334
Nasdaq, Inc.
5.55% due 01/15/20	740,000	812,857
Ameriprise Financial, Inc.
5.30% due 03/15/20	690,000	768,708
Synchrony Financial
2.70% due 02/03/20	740,000	725,893
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	590,000	653,343
AEGON Funding Company LLC
5.75% due 12/15/20	492,000	568,817
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	542,000	543,286
CNA Financial Corp.
5.88% due 08/15/20	492,000	539,380
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	542,000	538,158
Abbey National Treasury Services plc
2.38% due 03/16/20	146,000	144,608
Ares Capital Corp.
3.88% due 01/15/201	107,000	108,024
Total Financial		182,237,013
Consumer, Non-cyclical - 19.7%
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	4,300,000	4,789,129
5.00% due 04/15/20	1,804,000	1,995,513
Medtronic, Inc.
4.45% due 03/15/20	2,662,000	2,903,819
4.13% due 03/15/21	1,632,000	1,767,590
2.50% due 03/15/20	1,478,000	1,517,056
PepsiCo, Inc.
4.50% due 01/15/20	1,854,000	2,045,974
3.13% due 11/01/20	1,920,000	2,013,427
1.85% due 04/30/20	2,000,000	2,006,480

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 19.7% (continued)
AbbVie, Inc.
2.50% due 05/14/20	$5,682,000	$5,694,040
Actavis Funding SCS
3.00% due 03/12/20	5,080,000	5,175,763
Coca-Cola Co.
2.45% due 11/01/201	2,816,000	2,910,466
3.15% due 11/15/20	1,576,000	1,679,702
1.88% due 10/27/20	400,000	404,198
HCA, Inc.
6.50% due 02/15/20	4,288,000	4,760,538
Gilead Sciences, Inc.
2.55% due 09/01/20	2,950,000	3,000,252
2.35% due 02/01/20	986,000	996,789
Merck & Company, Inc.
1.85% due 02/10/20	1,970,000	1,992,681
3.88% due 01/15/21	1,578,000	1,709,772
Amgen, Inc.
3.45% due 10/01/20	2,120,000	2,218,529
2.13% due 05/01/20	1,478,000	1,469,286
Kroger Co.
3.30% due 01/15/21	1,443,000	1,511,296
6.15% due 01/15/20	1,282,000	1,476,596
Celgene Corp.
3.95% due 10/15/20	1,478,000	1,563,990
2.88% due 08/15/20	1,317,000	1,333,813
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	2,132,000	2,136,172
Biogen, Inc.
2.90% due 09/15/20	2,050,000	2,074,752
Automatic Data Processing, Inc.
2.25% due 09/15/20	2,000,000	2,041,946
UnitedHealth Group, Inc.
2.70% due 07/15/20	1,970,000	2,025,276
Boston Scientific Corp.
6.00% due 01/15/20	1,428,000	1,597,195
2.85% due 05/15/20	396,000	399,106
Abbott Laboratories
4.13% due 05/27/20	1,674,000	1,803,283
Johnson & Johnson
2.95% due 09/01/20	1,674,000	1,787,583
Kraft Foods Group, Inc.
5.38% due 02/10/20	1,578,000	1,747,636
Kellogg Co.
4.00% due 12/15/20	1,626,000	1,731,814
Laboratory Corporation of America Holdings
2.63% due 02/01/20	984,000	984,045
4.63% due 11/15/20	590,000	635,791
AstraZeneca plc
2.38% due 11/16/20	1,500,000	1,508,436
Reynolds American, Inc.
6.88% due 05/01/20	1,200,000	1,404,000
Philip Morris International, Inc.
4.50% due 03/26/20	1,232,000	1,359,189
Diageo Capital plc
4.83% due 07/15/20	1,182,000	1,303,568
Novartis Capital Corp.
4.40% due 04/24/20	1,132,000	1,255,020

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Non-cyclical - 19.7% (continued)
Life Technologies Corp.
6.00% due 03/01/20	$1,094,000	$1,223,522
Becton Dickinson and Co.
3.25% due 11/12/20	1,182,000	1,216,939
Anthem, Inc.
4.35% due 08/15/20	1,132,000	1,210,183
McKesson Corp.
4.75% due 03/01/21	986,000	1,077,019
Medco Health Solutions, Inc.
4.13% due 09/15/20	913,000	957,223
Moody's Corp.
5.50% due 09/01/20	836,000	936,680
Aetna, Inc.
3.95% due 09/01/20	886,000	936,440
Mondelez International, Inc.
5.38% due 02/10/20	836,000	933,448
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	912,516
Allergan Incorporated/United States
3.38% due 09/15/20	886,000	908,111
Covidien International Finance S.A.
4.20% due 06/15/20	788,000	857,531
Coca-Cola Enterprises, Inc.
3.50% due 09/15/20	700,000	728,214
Stryker Corp.
4.38% due 01/15/20	590,000	641,545
CR Bard, Inc.
4.40% due 01/15/21	590,000	638,385
Cardinal Health, Inc.
4.63% due 12/15/20	492,000	540,850
Unilever Capital Corp.
2.10% due 07/30/20	500,000	509,102
St. Jude Medical, Inc.
2.80% due 09/15/20	400,000	405,248
Quest Diagnostics, Inc.
4.75% due 01/30/20	344,000	368,219
Total Consumer, Non-cyclical		97,732,686
Communications - 10.3%
Verizon Communications, Inc.
4.50% due 09/15/20	5,568,000	6,060,990
2.63% due 02/21/20	5,222,000	5,297,269
Cisco Systems, Inc.
4.45% due 01/15/20	4,146,000	4,559,041
2.45% due 06/15/20	1,500,000	1,537,650
AT&T, Inc.
2.45% due 06/30/20	4,452,000	4,428,525
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
4.60% due 02/15/21	2,020,000	2,180,447
5.20% due 03/15/20	1,330,000	1,457,159
NBCUniversal Media LLC
5.15% due 04/30/20	3,204,000	3,608,351

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 10.3% (continued)
Time Warner Cable, Inc.
5.00% due 02/01/20	$2,414,000	$2,564,614
4.13% due 02/15/21	976,000	1,005,854
America Movil SAB de CV
5.00% due 03/30/20	2,600,000	2,851,488
Comcast Corp.
5.15% due 03/01/20	1,872,000	2,104,006
Time Warner, Inc.
4.88% due 03/15/20	1,872,000	2,020,566
Telefonica Emisiones SAU
5.13% due 04/27/20	1,812,000	1,942,729
Discovery Communications LLC
5.05% due 06/01/20	1,724,000	1,806,326
Symantec Corp.
4.20% due 09/15/20	1,774,000	1,778,861
Expedia, Inc.
5.95% due 08/15/20	1,132,000	1,231,309
Omnicom Group, Inc.
4.45% due 08/15/20	1,090,000	1,142,327
Walt Disney Co.
2.15% due 09/17/20	1,000,000	1,019,876
eBay, Inc.
3.25% due 10/15/20	986,000	1,003,656
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	690,000	676,165
CBS Corp.
5.75% due 04/15/20	590,000	658,563
Total Communications		50,935,772
Energy - 9.1%
BP Capital Markets plc
4.50% due 10/01/20	2,710,000	2,865,722
2.32% due 02/13/20	1,970,000	1,925,370
2.52% due 01/15/20	1,336,000	1,312,361
Shell International Finance BV
2.13% due 05/11/20	3,648,000	3,554,439
4.38% due 03/25/20	1,232,000	1,305,497
Chevron Corp.
2.43% due 06/24/20	2,464,000	2,464,212
1.96% due 03/03/20	1,632,000	1,605,599
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,182,000	1,216,334
6.50% due 04/01/201	911,000	920,176
5.30% due 09/15/20	836,000	820,943
Williams Partners, LP
5.25% due 03/15/20	1,920,000	1,687,426
4.13% due 11/15/20	1,478,000	1,214,167
Total Capital S.A.
4.45% due 06/24/20	2,266,000	2,418,178
Occidental Petroleum Corp.
4.10% due 02/01/21	2,168,000	2,286,799
Exxon Mobil Corp.
1.91% due 03/06/20	2,274,000	2,285,850

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Energy - 9.1% (continued)
Enterprise Products Operating LLC
5.20% due 09/01/20	$1,576,000	$1,661,603
5.25% due 01/31/20	590,000	612,323
TransCanada PipeLines Ltd.
3.80% due 10/01/20	2,020,000	2,039,040
EOG Resources, Inc.
4.40% due 06/01/20	1,088,000	1,115,856
2.45% due 04/01/20	294,000	281,068
ConocoPhillips
6.00% due 01/15/20	1,132,000	1,190,989
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.75% due 01/15/20	1,182,000	1,140,422
Valero Energy Corp.
6.13% due 02/01/20	1,034,000	1,110,163
Energy Transfer Partners, LP
4.15% due 10/01/20	1,236,000	1,077,571
Nabors Industries, Inc.
5.00% due 09/15/201	1,282,000	966,540
Weatherford International Ltd.
5.13% due 09/15/20	1,330,000	931,825
Enbridge Energy Partners, LP
5.20% due 03/15/20	886,000	843,233
Southwestern Energy Co.
4.05% due 01/23/20	1,282,000	836,505
Pride International, Inc.
6.88% due 08/15/201	1,282,000	751,573
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50% due 11/15/20	1,000,000	742,500
Marathon Oil Corp.
2.70% due 06/01/20	892,000	636,404
Transocean, Inc.
6.50% due 11/15/201	925,000	550,375
Apache Corp.
3.63% due 02/01/21	493,000	450,391
ConocoPhillips Co.
2.20% due 05/15/201	400,000	370,227
Buckeye Partners, LP
4.87% due 02/01/21	229,000	209,353
Total Energy		45,401,034
Consumer, Cyclical - 6.4%
Wal-Mart Stores, Inc.
3.25% due 10/25/20	3,450,000	3,681,026
3.63% due 07/08/20	2,120,000	2,287,308
Ford Motor Credit Company LLC
8.13% due 01/15/20	2,100,000	2,446,615
3.16% due 08/04/20	1,900,000	1,893,983
2.46% due 03/27/201	1,050,000	1,018,173
CVS Health Corp.
2.80% due 07/20/20	3,956,000	4,054,849
General Motors Financial Company, Inc.
3.20% due 07/13/20	2,370,000	2,293,086
3.15% due 01/15/20	1,478,000	1,447,725

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Consumer, Cyclical - 6.4% (continued)
Toyota Motor Credit Corp.
2.15% due 03/12/20	$1,872,000	$1,898,341
4.50% due 06/17/20	640,000	704,149
Target Corp.
3.88% due 07/15/20	1,428,000	1,560,755
Carnival Corp.
3.95% due 10/15/20	1,282,000	1,354,528
Best Buy Company, Inc.
5.50% due 03/15/211	1,084,000	1,116,520
McDonald's Corp.
2.20% due 05/26/20	1,088,000	1,099,090
Costco Wholesale Corp.
1.75% due 02/15/20	984,000	991,526
Nordstrom, Inc.
4.75% due 05/01/20	836,000	904,182
Home Depot, Inc.
3.95% due 09/15/20	788,000	857,204
Johnson Controls, Inc.
5.00% due 03/30/20	788,000	851,473
O'Reilly Automotive, Inc.
4.88% due 01/14/21	690,000	749,479
AutoZone, Inc.
4.00% due 11/15/20	690,000	730,555
Total Consumer, Cyclical		31,940,567
Technology - 5.9%
Microsoft Corp.
2.00% due 11/03/20	3,500,000	3,561,960
3.00% due 10/01/20	2,512,000	2,666,096
1.85% due 02/12/20	1,824,000	1,850,094
Apple, Inc.
2.00% due 05/06/20	3,450,000	3,493,546
1.55% due 02/07/20	1,774,000	1,762,332
EMC Corp.
2.65% due 06/01/20	3,204,000	2,918,527
Oracle Corp.
3.88% due 07/15/20	2,174,000	2,353,248
QUALCOMM, Inc.
2.25% due 05/20/201	1,970,000	1,991,572
International Business Machines Corp.
1.63% due 05/15/20	1,900,000	1,888,152
HP, Inc.
3.75% due 12/01/201	1,827,000	1,872,982
Fiserv, Inc.
2.70% due 06/01/20	1,478,000	1,490,779
Adobe Systems, Inc.
4.75% due 02/01/20	986,000	1,080,069
Texas Instruments, Inc.
1.75% due 05/01/20	986,000	985,880
Intel Corp.
2.45% due 07/29/20	600,000	614,095
Fidelity National Information Services, Inc.
3.63% due 10/15/20	400,000	408,897

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Technology - 5.9% (continued)
Lam Research Corp.
2.75% due 03/15/20	$294,000	$285,829
Total Technology		29,224,058
Industrial - 5.5%
General Electric Capital Corp.
5.50% due 01/08/20	3,054,000	3,478,198
4.38% due 09/16/20	2,758,000	3,050,348
5.55% due 05/04/20	1,774,000	2,031,214
Raytheon Co.
3.13% due 10/15/20	1,872,000	1,974,239
4.40% due 02/15/20	690,000	765,702
John Deere Capital Corp.
2.05% due 03/10/20	1,378,000	1,379,335
1.70% due 01/15/20	836,000	830,042
L-3 Communications Corp.
4.75% due 07/15/20	1,232,000	1,273,023
4.95% due 02/15/21	881,000	919,361
Republic Services, Inc.
5.00% due 03/01/20	1,874,000	2,043,906
United Technologies Corp.
4.50% due 04/15/20	1,724,000	1,884,916
Union Pacific Corp.
4.00% due 02/01/21	1,088,000	1,177,236
Boeing Co.
4.88% due 02/15/20	986,000	1,097,584
Caterpillar Financial Services Corp.
2.00% due 03/05/20	1,090,000	1,088,271
Waste Management, Inc.
4.75% due 06/30/20	788,000	867,155
Masco Corp.
7.13% due 03/15/20	740,000	854,700
Precision Castparts Corp.
2.25% due 06/15/20	792,000	799,069
CSX Corp.
3.70% due 10/30/20	690,000	722,994
Agilent Technologies, Inc.
5.00% due 07/15/20	542,000	593,407
3M Co.
2.00% due 08/07/20	500,000	510,564
Total Industrial		27,341,264
Basic Materials - 2.8%
Dow Chemical Co.
4.25% due 11/15/20	2,132,000	2,278,708
Eastman Chemical Co.
2.70% due 01/15/20	1,878,000	1,863,388
EI du Pont de Nemours & Co.
4.63% due 01/15/20	1,674,000	1,822,492
Alcoa, Inc.
6.15% due 08/15/20	1,596,000	1,617,945
CF Industries, Inc.
7.13% due 05/01/20	1,321,000	1,488,522
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	1,378,000	1,375,171
Freeport-McMoRan, Inc.
3.10% due 03/15/201	1,528,000	1,111,146

	Face Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 2.8% (continued)
Plum Creek Timberlands, LP
4.70% due 03/15/21	$886,000	$961,789
PPG Industries, Inc.
3.60% due 11/15/20	660,000	688,878
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	444,000	484,383
Total Basic Materials		13,692,422
Utilities - 2.3%
Exelon Generation Company LLC
4.00% due 10/01/201	1,470,000	1,520,051
2.95% due 01/15/20	400,000	400,490
Exelon Corp.
2.85% due 06/15/20	1,482,000	1,495,904
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,097,000	1,158,085
Sempra Energy
2.40% due 03/15/20	1,132,000	1,111,888
Southern Co.
2.75% due 06/15/20	984,000	986,016
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	936,000	985,696
Constellation Energy Group, Inc.
5.15% due 12/01/20	801,000	874,722
Commonwealth Edison Co.
4.00% due 08/01/20	788,000	844,694
NiSource Finance Corp.
5.45% due 09/15/20	738,000	817,613
Progress Energy, Inc.
4.40% due 01/15/21	758,000	809,482
Duke Energy Indiana LLC
3.75% due 07/15/20	590,000	631,131
Total Utilities		11,635,772
Diversified - 0.3%
MUFG Americas Holdings Corp.
2.25% due 02/10/20	1,478,000	1,459,660
Total Corporate Bonds
(Cost $495,362,277)		491,600,248

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.3196%	7,987,116	$7,987,116
Total Securities Lending Collateral
(Cost $7,987,116)		7,987,116
Total Investments - 100.6%
(Cost $503,349,393)		$499,587,364
Other Assets & Liabilities, net - (0.6)%		(2,861,427)
Total Net Assets - 100.0%		$496,725,937

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 29, 2016 – See Note 4.
2	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Supplemental Information section.
The following table summarizes the inputs used to value the Fund’s investments at February 29, 2016 (see Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$491,600,248	$—	$491,600,248
Securities Lending Collateral	7,987,116	—	—	7,987,116
Total	$7,987,116	$491,600,248	$—	$499,587,364

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 30.0%
Morgan Stanley
5.75% due 01/25/21	$3,799,000	$4,274,213
5.50% due 07/28/21	3,414,000	3,833,495
JPMorgan Chase & Co.
4.35% due 08/15/21	3,357,000	3,642,090
4.63% due 05/10/21	2,627,000	2,869,343
Wells Fargo & Co.
4.60% due 04/01/21	3,168,000	3,490,711
3.00% due 01/22/21	1,936,000	1,989,722
Goldman Sachs Group, Inc.
5.25% due 07/27/21	4,857,000	5,402,014
Bank of America Corp.
5.00% due 05/13/21	2,525,000	2,761,014
5.88% due 01/05/21	1,940,000	2,191,455
HSBC Finance Corp.
6.68% due 01/15/21	3,808,000	4,241,271
BNP Paribas S.A.
5.00% due 01/15/21	3,759,000	4,180,455
HSBC Holdings plc
5.10% due 04/05/21	3,315,000	3,656,349
American Tower Corp.
3.30% due 02/15/21	1,000,000	1,001,119
3.45% due 09/15/21	989,000	988,202
5.90% due 11/01/21	845,000	939,029
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,044,000	2,156,890
4.15% due 02/01/21	295,000	322,196
Credit Suisse NY
3.00% due 10/29/21	2,450,000	2,454,206
Barclays plc
3.25% due 01/12/21	2,500,000	2,417,340
Bank of Nova Scotia
2.80% due 07/21/21	1,731,000	1,764,521
4.38% due 01/13/21	591,000	642,606
Cooperatieve Rabobank UA
4.50% due 01/11/21	1,886,000	2,064,870
Simon Property Group, LP
3.38% due 03/15/22	1,342,000	1,409,855
4.13% due 12/01/21	543,000	587,317
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.25% due 03/01/22	1,182,000	1,237,062
4.75% due 06/01/21	689,000	742,417
Santander UK Group Holdings plc
3.13% due 01/08/21	1,900,000	1,889,449
Capital One North America/Mclean VA
2.95% due 07/23/21	1,750,000	1,737,738
ERP Operating, LP
4.63% due 12/15/21	1,500,000	1,659,732
Capital One Financial Corp.
4.75% due 07/15/21	1,485,000	1,600,625
Welltower, Inc.
5.25% due 01/15/22	1,289,000	1,391,756
Fifth Third Bank/Cincinnati OH
2.88% due 10/01/21	1,227,000	1,238,752

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 30.0% (continued)
KeyCorp
5.10% due 03/24/21	$1,088,000	$1,197,601
Lloyds Bank plc
6.38% due 01/21/21	985,000	1,158,303
Private Export Funding Corp.
4.30% due 12/15/21	1,000,000	1,137,067
Progressive Corp.
3.75% due 08/23/21	1,043,000	1,105,001
MetLife, Inc.
4.75% due 02/08/21	1,000,000	1,096,539
Northern Trust Corp.
3.38% due 08/23/21	971,000	1,026,219
US Bancorp
4.13% due 05/24/21	936,000	1,021,136
Synchrony Financial
3.75% due 08/15/21	993,000	999,652
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	837,000	922,685
BlackRock, Inc.
4.25% due 05/24/21	837,000	918,111
Berkshire Hathaway, Inc.
3.75% due 08/15/21	837,000	906,024
Marsh & McLennan Companies, Inc.
4.80% due 07/15/21	788,000	866,754
Jefferies Group LLC
6.88% due 04/15/21	689,000	772,553
State Street Corp.
4.38% due 03/07/21	689,000	752,310
Air Lease Corp.
3.88% due 04/01/21	747,000	724,590
Boston Properties, LP
4.13% due 05/15/21	591,000	626,757
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	511,113
Kimco Realty Corp.
3.20% due 05/01/21	493,000	501,021
Discover Bank/Greenwood DE
3.20% due 08/09/21	500,000	497,194
Willis Towers Watson plc
5.75% due 03/15/21	197,000	218,781
Total Financial		87,737,225
Consumer, Non-cyclical - 15.7%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	6,000,000	6,106,081
Amgen, Inc.
3.88% due 11/15/21	2,273,000	2,431,776
4.10% due 06/15/21	1,289,000	1,381,214
UnitedHealth Group, Inc.
3.38% due 11/15/21	1,091,000	1,157,611
2.88% due 12/15/21	1,085,000	1,114,977
2.88% due 03/15/22	1,065,000	1,086,752

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 15.7% (continued)
Gilead Sciences, Inc.
4.40% due 12/01/21	$1,577,000	$1,732,763
4.50% due 04/01/21	891,000	980,797
Altria Group, Inc.
4.75% due 05/05/21	2,379,000	2,636,412
Express Scripts Holding Co.
4.75% due 11/15/21	2,306,000	2,472,115
Thermo Fisher Scientific, Inc.
4.50% due 03/01/21	1,483,000	1,591,335
3.60% due 08/15/21	789,000	808,073
Sanofi
4.00% due 03/29/21	2,175,000	2,385,349
Coca-Cola Co.
3.30% due 09/01/21	1,577,000	1,685,513
Unilever Capital Corp.
4.25% due 02/10/21	1,500,000	1,664,047
Philip Morris International, Inc.
2.90% due 11/15/21	1,591,000	1,655,590
PepsiCo, Inc.
3.00% due 08/25/21	1,493,000	1,567,323
General Mills, Inc.
3.15% due 12/15/21	1,387,000	1,446,283
Becton Dickinson and Co.
3.13% due 11/08/21	1,183,000	1,210,133
ADT Corp.
6.25% due 10/15/211	1,085,000	1,063,300
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/211	894,000	983,503
Coventry Health Care, Inc.
5.45% due 06/15/21	837,000	937,906
Aetna, Inc.
4.13% due 06/01/21	845,000	900,353
Kroger Co.
2.95% due 11/01/21	837,000	855,992
AmerisourceBergen Corp.
3.50% due 11/15/21	789,000	817,918
Cigna Corp.
4.00% due 02/15/22	739,000	779,185
JM Smucker Co.
3.50% due 10/15/21	739,000	771,540
Anthem, Inc.
3.70% due 08/15/21	739,000	764,685
Medtronic, Inc.
3.13% due 03/15/22	726,000	744,075
Quest Diagnostics, Inc.
4.70% due 04/01/21	591,000	631,581
Perrigo Finance Unlimited Co.
3.50% due 12/15/21	500,000	496,097
Archer-Daniels-Midland Co.
4.48% due 03/01/21	438,000	478,787
Campbell Soup Co.
4.25% due 04/15/21	395,000	425,362

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical - 15.7% (continued)
Danaher Corp.
3.90% due 06/23/21	$345,000	$374,567
Total Consumer, Non-cyclical		46,138,995
Communications - 12.8%
Verizon Communications, Inc.
3.50% due 11/01/21	2,577,000	2,688,926
4.60% due 04/01/21	1,929,000	2,106,474
3.00% due 11/01/21	1,879,000	1,910,920
3.45% due 03/15/21	1,281,000	1,332,952
AT&T, Inc.
3.88% due 08/15/21	1,971,000	2,070,601
4.45% due 05/15/21	1,281,000	1,371,294
NBCUniversal Media LLC
4.38% due 04/01/21	2,877,000	3,177,049
Time Warner, Inc.
4.75% due 03/29/21	1,689,000	1,823,149
4.70% due 01/15/21	985,000	1,062,323
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.00% due 03/01/21	2,281,000	2,506,696
Telefonica Emisiones SAU
5.46% due 02/16/21	2,078,000	2,280,411
Walt Disney Co.
2.75% due 08/16/21	1,091,000	1,137,477
3.75% due 06/01/21	493,000	535,681
Viacom, Inc.
4.50% due 03/01/21	993,000	1,026,746
3.88% due 12/15/21	591,000	587,831
eBay, Inc.
2.88% due 08/01/21	1,481,000	1,461,946
Orange S.A.
4.13% due 09/14/21	1,287,000	1,373,614
21st Century Fox America, Inc.
4.50% due 02/15/21	1,188,000	1,295,476
Qwest Corp.
6.75% due 12/01/21	1,189,000	1,269,258
Time Warner Cable, Inc.
4.00% due 09/01/21	1,183,000	1,207,564
Amazon.com, Inc.
3.30% due 12/05/21	1,085,000	1,141,817
Google, Inc.
3.63% due 05/19/21	887,000	964,086
Discovery Communications LLC
4.38% due 06/15/21	837,000	853,215
Vodafone Group plc
4.38% due 03/16/21	795,000	841,066
Cisco Systems, Inc.
2.90% due 03/04/21	739,000	768,486
WPP Finance 2010
4.75% due 11/21/21	689,000	750,345
Total Communications		37,545,403
Energy - 8.8%
BP Capital Markets plc
4.74% due 03/11/21	1,631,000	1,739,487
3.56% due 11/01/21	1,330,000	1,339,126

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 8.8% (continued)
Noble Energy, Inc.
4.15% due 12/15/21	$1,929,000	$1,682,553
5.63% due 05/01/21	755,000	682,533
Marathon Petroleum Corp.
5.13% due 03/01/21	1,641,000	1,644,599
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	992,000	895,553
5.00% due 10/01/21	345,000	322,096
EOG Resources, Inc.
4.10% due 02/01/21	1,089,000	1,110,961
Total Capital S.A.
4.13% due 01/28/21	788,000	829,081
4.25% due 12/15/21	197,000	209,013
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88% due 03/01/22	739,000	650,189
6.50% due 07/15/21	395,000	368,338
Ensco plc
4.70% due 03/15/21	1,879,000	1,009,436
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	1,000,000	921,487
Energy Transfer Partners, LP
4.65% due 06/01/21	739,000	639,939
5.20% due 02/01/22	286,000	247,683
Total Capital International S.A.
2.75% due 06/19/21	887,000	887,485
Equities Corp.
4.88% due 11/15/21	991,000	883,603
Baker Hughes, Inc.
3.20% due 08/15/21	887,000	860,219
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.00% due 02/01/21	892,000	833,011
ConocoPhillips Co.
2.88% due 11/15/21	893,000	812,086
Encana Corp.
3.90% due 11/15/21	1,091,000	778,739
Magellan Midstream Partners, LP
4.25% due 02/01/21	697,000	697,698
Devon Energy Corp.
4.00% due 07/15/21	795,000	650,072
Buckeye Partners, LP
4.88% due 02/01/21	707,000	646,344
SESI LLC
7.13% due 12/15/21	854,000	526,278
Halliburton Co.
3.25% due 11/15/21	493,000	487,240
Enbridge Energy Partners, LP
4.20% due 09/15/21	542,000	480,120
Transocean, Inc.
7.13% due 12/15/211	867,000	479,018
Pioneer Natural Resources Co.
3.45% due 01/15/21	500,000	470,151
Repsol Oil & Gas Canada, Inc.
3.75% due 02/01/21	641,000	429,040

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 8.8% (continued)
Canadian Natural Resources Ltd.
3.45% due 11/15/21	$493,000	$406,556
Western Gas Partners, LP
5.38% due 06/01/21	443,000	379,708
Nabors Industries, Inc.
4.63% due 09/15/21	493,000	331,776
Williams Partners, LP
4.00% due 11/15/21	395,000	322,497
Total Energy		25,653,715
Consumer, Cyclical - 8.6%
Ford Motor Credit Company LLC
5.88% due 08/02/21	2,650,000	2,926,577
5.75% due 02/01/21	1,500,000	1,639,092
3.20% due 01/15/21	1,500,000	1,482,489
Toyota Motor Credit Corp.
3.40% due 09/15/21	1,437,000	1,517,427
2.75% due 05/17/21	789,000	807,818
4.25% due 01/11/21	591,000	645,217
Lowe's Companies, Inc.
3.80% due 11/15/21	845,000	913,510
3.75% due 04/15/21	745,000	803,163
Wal-Mart Stores, Inc.
4.25% due 04/15/21	1,487,000	1,661,308
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	1,615,000	1,629,845
Home Depot, Inc.
4.40% due 04/01/21	1,429,000	1,588,734
Gap, Inc.
5.95% due 04/12/211	1,483,000	1,545,164
General Motors Financial Company, Inc.
4.38% due 09/25/21	1,313,000	1,321,822
Nordstrom, Inc.
4.00% due 10/15/21	1,197,000	1,251,978
Kohl's Corp.
4.00% due 11/01/21	1,091,000	1,104,830
Wyndham Worldwide Corp.
4.25% due 03/01/22	860,000	846,243
Tupperware Brands Corp.
4.75% due 06/01/21	793,000	813,699
CVS Health Corp.
4.13% due 05/15/21	689,000	735,805
TJX Companies, Inc.
2.75% due 06/15/21	591,000	606,657
Johnson Controls, Inc.
4.25% due 03/01/21	545,000	572,530
Macy's Retail Holdings, Inc.
3.45% due 01/15/21	500,000	501,616
VF Corp.
3.50% due 09/01/21	395,000	421,228
Total Consumer, Cyclical		25,336,752
Industrial - 8.1%
General Electric Co.
4.65% due 10/17/21	2,660,000	3,015,436
5.30% due 02/11/21	2,439,000	2,760,436
4.63% due 01/07/21	2,020,000	2,258,560

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Industrial - 8.1% (continued)
United Parcel Service, Inc.
3.13% due 01/15/21	$1,879,000	$1,993,565
John Deere Capital Corp.
3.15% due 10/15/21	894,000	931,639
3.90% due 07/12/21	492,000	529,737
2.80% due 03/04/21	394,000	402,970
Lockheed Martin Corp.
3.35% due 09/15/21	1,585,000	1,666,876
Caterpillar, Inc.
3.90% due 05/27/21	1,331,000	1,423,153
Honeywell International, Inc.
4.25% due 03/01/21	1,091,000	1,211,212
Emerson Electric Co.
2.63% due 12/01/21	886,000	903,752
Tyco Electronics Group S.A.
3.50% due 02/03/22	779,000	803,075
General Dynamics Corp.
3.88% due 07/15/21	739,000	799,349
Northrop Grumman Corp.
3.50% due 03/15/21	689,000	721,634
Fluor Corp.
3.38% due 09/15/21	662,000	688,564
Republic Services, Inc.
5.25% due 11/15/21	591,000	665,831
Norfolk Southern Corp.
3.25% due 12/01/21	591,000	595,309
Joy Global, Inc.
5.13% due 10/15/211	693,000	553,759
Amphenol Corp.
4.00% due 02/01/22	493,000	517,668
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	497,000	512,016
Xylem, Inc.
4.88% due 10/01/21	350,000	377,113
PerkinElmer, Inc.
5.00% due 11/15/21	345,000	371,308
Total Industrial		23,702,962
Technology - 6.5%
Hewlett-Packard Co.
4.65% due 12/09/21	2,077,000	2,121,629
4.30% due 06/01/21	1,437,000	1,452,061
4.38% due 09/15/21	1,437,000	1,451,551
Apple, Inc.
2.85% due 05/06/21	3,957,000	4,124,899
Intel Corp.
3.30% due 10/01/21	2,573,000	2,726,966
Oracle Corp.
2.80% due 07/08/21	2,175,000	2,249,918
Xerox Corp.
4.50% due 05/15/21	1,281,000	1,230,854
Applied Materials, Inc.
4.30% due 06/15/21	843,000	918,762
KLA-Tencor Corp.
4.13% due 11/01/21	739,000	757,534
International Business Machines Corp.
2.90% due 11/01/21	700,000	719,997

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Technology - 6.5% (continued)
Xilinx, Inc.
3.00% due 03/15/21	$595,000	$611,391
NetApp, Inc.
3.38% due 06/15/21	493,000	489,645
Microsoft Corp.
4.00% due 02/08/211	295,000	329,028
Total Technology		19,184,235
Basic Materials - 6.3%
Rio Tinto Finance USA Ltd.
3.75% due 09/20/21	1,231,000	1,220,814
4.13% due 05/20/211	1,133,000	1,141,703
International Paper Co.
4.75% due 02/15/22	1,380,000	1,463,852
7.50% due 08/15/21	395,000	475,129
EI du Pont de Nemours & Co.
3.63% due 01/15/21	1,631,000	1,717,160
4.25% due 04/01/21	98,000	105,772
Dow Chemical Co.
4.13% due 11/15/21	1,585,000	1,676,413
Ecolab, Inc.
4.35% due 12/08/21	1,533,000	1,668,346
Praxair, Inc.
4.05% due 03/15/21	845,000	918,779
3.00% due 09/01/21	697,000	721,428
LyondellBasell Industries N.V.
6.00% due 11/15/21	1,400,000	1,557,928
Barrick North America Finance LLC
4.40% due 05/30/21	1,575,000	1,546,189
Alcoa, Inc.
5.40% due 04/15/211	1,483,000	1,458,901
Monsanto Co.
2.75% due 07/15/21	985,000	987,657
Goldcorp, Inc.
3.63% due 06/09/21	893,000	869,607
Freeport-McMoRan, Inc.
4.00% due 11/14/21	543,000	371,955
Kinross Gold Corp.
5.13% due 09/01/21	345,000	288,075
Teck Resources Ltd.
4.50% due 01/15/21	351,000	229,905
Total Basic Materials		18,419,613
Utilities - 1.9%
Duke Energy Progress LLC
3.00% due 09/15/21	895,000	935,534
Duke Energy Corp.
3.55% due 09/15/21	891,000	927,012
Puget Energy, Inc.
6.00% due 09/01/21	645,000	735,415
Southern California Edison Co.
3.88% due 06/01/21	640,000	691,496
Duke Energy Carolinas LLC
3.90% due 06/15/21	591,000	640,455
National Fuel Gas Co.
4.90% due 12/01/21	644,000	618,474
Ohio Power Co.
5.38% due 10/01/21	492,000	557,121

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Utilities - 1.9% (continued)
Dominion Resources, Inc.
4.45% due 03/15/21	$344,000	$370,384
Total Utilities		5,475,891
Total Corporate Bonds
(Cost $292,616,964)		289,194,791

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.3194%	4,542,880	$4,542,880
Total Securities Lending Collateral
(Cost $4,542,880)		4,542,880
Total Investments - 100.3%
(Cost $297,159,844)		$293,737,671
Other Assets & Liabilities, net - (0.3)%		(761,222)
Total Net Assets - 100.0%		$292,976,449

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 29, 2016 – See Note 4.
2	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$289,194,791	$—	$289,194,791
Securities Lending Collateral	4,542,880	—	—	4,542,880
Total	$4,542,880	$289,194,791	$—	$293,737,671

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8%
Financial - 27.5%
JPMorgan Chase & Co.
4.50% due 01/24/22	$3,137,000	$3,404,841
3.25% due 09/23/22	2,727,000	2,772,920
Goldman Sachs Group, Inc.
5.75% due 01/24/22	4,416,000	5,023,347
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	2,199,000	2,318,480
3.95% due 11/09/22	2,000,000	1,994,044
Citigroup, Inc.
4.50% due 01/14/22	2,191,000	2,352,297
4.05% due 07/30/22	806,000	820,052
Barclays Bank plc
7.63% due 11/21/22	2,750,000	2,786,095
Wells Fargo & Co.
3.50% due 03/08/22	2,506,000	2,632,290
HSBC Holdings plc
4.00% due 03/30/22	1,554,000	1,617,532
4.88% due 01/14/22	844,000	922,670
Royal Bank of Scotland Group plc
6.13% due 12/15/22	2,130,000	2,238,176
UBS AG/Stamford CT
7.63% due 08/17/22	2,000,000	2,233,094
General Electric Capital Corp.
3.15% due 09/07/22	2,085,000	2,192,031
Bank of America Corp.
5.70% due 01/24/22	1,840,000	2,072,307
US Bancorp
2.95% due 07/15/22	1,050,000	1,064,162
3.00% due 03/15/22	835,000	865,463
Morgan Stanley
4.88% due 11/01/22	1,648,000	1,743,719
PNC Funding Corp.
3.30% due 03/08/22	1,399,000	1,451,884
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,281,590
American International Group, Inc.
4.88% due 06/01/22	1,180,000	1,260,369
PNC Bank North America
2.70% due 11/01/22	1,250,000	1,226,714
Private Export Funding Corp.
2.80% due 05/15/22	1,114,000	1,174,490
American Express Co.
2.65% due 12/02/22	1,126,000	1,095,304
Boston Properties LP
3.85% due 02/01/23	909,000	938,503
Crown Castle International Corp.
4.88% due 04/15/22	886,000	928,085
ACE INA Holdings, Inc.
2.88% due 11/03/22	909,000	925,753
TD Ameritrade Holding Corp.
2.95% due 04/01/22	909,000	923,823
Bank of Montreal
2.55% due 11/06/22	925,000	922,472

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Financial - 27.5% (continued)
Northern Trust Corp.
2.38% due 08/02/22	$886,000	$894,240
HCP, Inc.
4.00% due 12/01/22	909,000	891,119
People's United Financial, Inc.
3.65% due 12/06/22	876,000	868,145
Invesco Finance plc
3.13% due 11/30/22	802,000	814,782
Berkshire Hathaway, Inc.
3.40% due 01/31/22	723,000	767,662
MetLife, Inc.
3.05% due 12/15/22	735,000	734,020
PNC Financial Services Group, Inc.
2.85% due 11/09/221	705,000	704,338
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	594,000	658,569
Discover Financial Services
3.85% due 11/21/22	626,000	618,687
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	565,000	585,902
Voya Financial, Inc.
5.50% due 07/15/22	483,000	536,477
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	483,000	515,349
American Tower Corp.
4.70% due 03/15/22	483,000	510,219
Hospitality Properties Trust
5.00% due 08/15/22	481,000	487,604
E*TRADE Financial Corp.
5.38% due 11/15/22	451,000	469,892
Air Lease Corp.
3.75% due 02/01/22	444,000	413,031
BlackRock, Inc.
3.38% due 06/01/22	344,000	362,526
CME Group, Inc.
3.00% due 09/15/22	344,000	355,651
Fifth Third Bancorp
3.50% due 03/15/22	344,000	355,492
Brixmor Operating Partnership, LP
3.88% due 08/15/22	365,000	339,803
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	127,000	125,985
Total Financial		63,192,000
Consumer, Non-cyclical - 20.5%
AbbVie, Inc.
2.90% due 11/06/22	2,885,000	2,867,044
3.20% due 11/06/22	886,000	894,667
Actavis Funding SCS
3.45% due 03/15/22	2,674,000	2,730,603

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 20.5% (continued)
Medtronic, Inc.
3.15% due 03/15/22	$2,216,000	$2,311,966
3.13% due 03/15/22	262,000	268,523
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	2,491,000	2,466,068
Celgene Corp.
3.25% due 08/15/22	1,399,000	1,401,691
3.55% due 08/15/22	909,000	931,311
PepsiCo, Inc.
2.75% due 03/05/22	1,565,000	1,617,801
3.10% due 07/17/22	500,000	525,669
Altria Group, Inc.
2.85% due 08/09/22	1,922,000	1,933,417
Kraft Foods Group, Inc.
3.50% due 06/06/22	1,797,000	1,856,274
Novartis Capital Corp.
2.40% due 09/21/22	1,739,000	1,763,694
GlaxoSmithKline Capital plc
2.85% due 05/08/22	1,693,000	1,745,454
Actavis, Inc.
3.25% due 10/01/22	1,345,000	1,352,407
UnitedHealth Group, Inc.
3.35% due 07/15/22	1,231,000	1,287,990
Amgen, Inc.
2.70% due 05/01/22	797,000	783,633
3.63% due 05/15/22	418,000	433,556
Merck & Company, Inc.
2.35% due 02/10/22	1,161,000	1,166,227
Reynolds American, Inc.
4.00% due 06/12/22	970,000	1,046,915
HCA, Inc.
5.88% due 03/15/22	952,000	1,023,400
Diageo Investment Corp.
2.88% due 05/11/22	946,000	968,557
Express Scripts Holding Co.
3.90% due 02/15/22	941,000	957,138
Biogen, Inc.
3.63% due 09/15/22	909,000	940,811
Merck & Co., Inc.
2.40% due 09/15/22	925,000	929,779
Bristol-Myers Squibb Co.
2.00% due 08/01/22	925,000	913,339
Abbott Laboratories
2.55% due 03/15/22	886,000	882,972
Procter & Gamble Co.
2.30% due 02/06/22	852,000	866,659
Aetna, Inc.
2.75% due 11/15/22	855,000	838,170
Gilead Sciences, Inc.
3.25% due 09/01/22	773,000	801,646
Tyson Foods, Inc.
4.50% due 06/15/22	704,000	758,609
Catholic Health Initiatives
2.95% due 11/01/22	694,000	696,187

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Non-cyclical - 20.5% (continued)
Laboratory Corporation of America Holdings
3.75% due 08/23/22	$341,000	$347,800
3.20% due 02/01/22	349,000	347,472
Molson Coors Brewing Co.
3.50% due 05/01/222	661,000	679,218
Colgate-Palmolive Co.
2.30% due 05/03/22	630,000	641,598
Clorox Co.
3.05% due 09/15/22	627,000	637,712
ADT Corp.
3.50% due 07/15/222	668,000	562,790
Block Financial LLC
5.50% due 11/01/22	483,000	516,365
Anthem, Inc.
3.13% due 05/15/22	507,000	499,762
Philip Morris International, Inc.
2.50% due 08/22/22	483,000	487,460
Humana, Inc.
3.15% due 12/01/22	483,000	480,596
Equifax, Inc.
3.30% due 12/15/22	449,000	460,399
Boston Scientific Corp.
3.38% due 05/15/22	444,000	445,255
Kroger Co.
3.40% due 04/15/22	344,000	357,159
Covidien International Finance S.A.
3.20% due 06/15/22	344,000	356,730
Moody's Corp.
4.50% due 09/01/22	299,000	322,483
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	173,000	172,293
Total Consumer, Non-cyclical		47,277,269
Energy - 12.8%
BP Capital Markets plc
3.25% due 05/06/22	1,993,000	1,966,503
2.50% due 11/06/22	975,000	909,810
Chevron Corp.
2.36% due 12/05/22	2,064,000	1,982,694
2.41% due 03/03/22	173,000	168,526
Phillips 66
4.30% due 04/01/22	2,079,000	2,122,952
Williams Partners, LP
3.60% due 03/15/22	1,561,000	1,227,310
3.35% due 08/15/22	1,030,000	763,257
Halliburton Co.
3.38% due 11/15/22	1,367,000	1,347,933
Shell International Finance BV
2.38% due 08/21/222	1,303,000	1,259,515
Continental Resources, Inc.
5.00% due 09/15/22	1,524,000	1,158,620
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,194,000	1,108,050
National Oilwell Varco, Inc.
2.60% due 12/01/22	1,285,000	1,057,837
Devon Energy Corp.
3.25% due 05/15/222	1,334,000	1,028,944

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 12.8% (continued)
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88% due 03/01/22	$715,000	$629,073
5.00% due 10/01/22	444,000	369,649
Total Capital International S.A.
2.88% due 02/17/22	948,000	934,533
Exxon Mobil Corp.
2.40% due 03/06/22	886,000	888,824
ConocoPhillips Co.
2.40% due 12/15/22	925,000	806,323
Apache Corp.
3.25% due 04/15/22	844,000	736,832
ONEOK Partners, LP
3.38% due 10/01/22	925,000	731,725
Enterprise Products Operating LLC
4.05% due 02/15/22	695,000	695,060
Williams Partners Limited Partnership / ACMP Finance Corp.
6.13% due 07/15/22	786,000	692,807
Energy Transfer Partners, LP
5.20% due 02/01/22	778,000	673,767
Southwestern Energy Co.
4.10% due 03/15/22	1,083,000	611,895
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	668,000	604,698
FMC Technologies, Inc.
3.45% due 10/01/22	704,000	591,985
Western Gas Partners, LP
4.00% due 07/01/22	712,000	564,044
Murphy Oil Corp.
4.00% due 06/01/22	483,000	287,711
3.70% due 12/01/22	418,000	247,040
Husky Energy, Inc.
3.95% due 04/15/22	483,000	417,101
Occidental Petroleum Corp.
3.13% due 02/15/22	418,000	414,011
Newfield Exploration Co.
5.75% due 01/30/22	409,000	385,483
Weatherford International Ltd.
4.50% due 04/15/22	594,000	384,615
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.65% due 06/01/22	449,000	370,315
Marathon Oil Corp.
2.80% due 11/01/22	481,000	315,691
Rowan Companies, Inc.
4.88% due 06/01/22	483,000	278,282
Transocean, Inc.
4.30% due 10/15/222	560,000	277,200
Pioneer Natural Resources Co.
3.95% due 07/15/22	278,000	264,229

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Energy - 12.8% (continued)
Cenovus Energy, Inc.
3.00% due 08/15/22	$168,000	$122,860
Total Energy		29,397,704
Communications - 9.4%
AT&T, Inc.
3.00% due 02/15/22	2,165,000	2,158,972
3.00% due 06/30/22	1,527,000	1,515,435
2.63% due 12/01/22	1,563,000	1,515,030
America Movil SAB de CV
3.13% due 07/16/22	1,350,000	1,356,069
Amazon.com, Inc.
2.50% due 11/29/22	1,313,000	1,318,432
Verizon Communications, Inc.
2.45% due 11/01/22	1,339,000	1,296,014
Time Warner, Inc.
4.00% due 01/15/22	620,000	642,464
3.40% due 06/15/22	563,000	557,843
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.80% due 03/15/22	1,120,000	1,152,282
Omnicom Group, Inc.
3.63% due 05/01/22	1,052,000	1,068,173
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,046,000	1,042,301
Vodafone Group plc
2.50% due 09/26/22	1,050,000	1,002,127
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	695,000	972,561
Walt Disney Co.
2.35% due 12/01/22	802,000	814,930
21st Century Fox America, Inc.
3.00% due 09/15/22	782,000	786,036
Motorola Solutions, Inc.
3.75% due 05/15/22	844,000	783,379
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	706,000	729,327
eBay, Inc.
2.60% due 07/15/22	749,000	700,477
Comcast Corp.
3.13% due 07/15/22	620,000	646,152
CBS Corp.
3.38% due 03/01/22	608,000	605,736
WPP Finance 2010
3.63% due 09/07/22	585,000	593,019
Cisco Systems, Inc.
3.00% due 06/15/22	272,000	283,583
Discovery Communications LLC
3.30% due 05/15/22	127,000	119,650
Total Communications		21,659,992
Industrial - 9.0%
General Electric Co.
2.70% due 10/09/22	2,276,000	2,355,719
United Technologies Corp.
3.10% due 06/01/22	1,791,000	1,861,614
Eaton Corp.
2.75% due 11/02/22	1,365,000	1,342,211

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Industrial - 9.0% (continued)
ABB Finance USA, Inc.
2.88% due 05/08/22	$1,199,000	$1,213,055
Koninklijke Philips N.V.
3.75% due 03/15/22	1,078,000	1,115,368
Deere & Co.
2.60% due 06/08/22	1,052,000	1,056,130
General Dynamics Corp.
2.25% due 11/15/22	1,051,000	1,038,342
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	869,000	870,065
United Parcel Service, Inc.
2.45% due 10/01/22	755,000	770,980
Union Pacific Corp.
4.16% due 07/15/22	700,000	769,724
Republic Services, Inc.
3.55% due 06/01/22	697,000	730,756
Waste Management, Inc.
2.90% due 09/15/22	679,000	680,207
3M Co.
2.00% due 06/26/22	661,000	656,553
Raytheon Co.
2.50% due 12/15/22	626,000	635,101
Burlington Northern Santa Fe LLC
3.05% due 09/01/22	483,000	496,849
Caterpillar Financial Services Corp.
2.85% due 06/01/222	481,000	487,412
Flowserve Corp.
3.50% due 09/15/22	490,000	483,307
Jabil Circuit, Inc.
4.70% due 09/15/22	489,000	476,164
Norfolk Southern Corp.
3.00% due 04/01/22	475,000	475,522
Lockheed Martin Corp.
3.10% due 01/15/23	451,000	463,659
Roper Technologies, Inc.
3.13% due 11/15/22	451,000	448,310
FedEx Corp.
2.63% due 08/01/22	449,000	441,541
Owens Corning
4.20% due 12/15/22	418,000	420,667
Pentair Finance S.A.
3.15% due 09/15/22	418,000	403,000
Stanley Black & Decker, Inc.
2.90% due 11/01/22	388,000	386,008
Caterpillar, Inc.
2.60% due 06/26/22	344,000	346,024
John Deere Capital Corp.
2.75% due 03/15/22	167,000	169,578
Total Industrial		20,593,866
Technology - 7.5%
Oracle Corp.
2.50% due 05/15/22	2,411,000	2,425,885
2.50% due 10/15/22	2,278,000	2,285,704
Microsoft Corp.
2.38% due 02/12/22	1,304,000	1,327,166
2.65% due 11/03/22	909,000	933,988
2.13% due 11/15/22	927,000	924,367

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Technology - 7.5% (continued)
Intel Corp.
2.70% due 12/15/22	$1,312,000	$1,334,173
3.10% due 07/29/22	886,000	928,247
QUALCOMM, Inc.
3.00% due 05/20/22	2,096,000	2,126,459
Apple, Inc.
2.15% due 02/09/22	1,341,000	1,329,428
2.70% due 05/13/22	355,000	360,869
International Business Machines Corp.
1.88% due 08/01/22	900,000	866,331
2.88% due 11/09/22	400,000	406,084
Fiserv, Inc.
3.50% due 10/01/22	772,000	788,650
HP, Inc.
4.05% due 09/15/222	689,000	678,210
Fidelity National Information Services, Inc.
4.50% due 10/15/22	451,000	467,666
Total Technology		17,183,227
Consumer, Cyclical - 6.1%
CVS Health Corp.
3.50% due 07/20/22	1,332,000	1,393,057
2.75% due 12/01/22	1,174,000	1,170,882
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,100,000	1,122,088
3.22% due 01/09/22	500,000	486,847
Toyota Motor Credit Corp.
3.30% due 01/12/22	1,378,000	1,443,473
Home Depot, Inc.
2.63% due 06/01/22	1,123,000	1,143,069
Walgreen Co.
3.10% due 09/15/22	1,011,000	996,380
General Motors Financial Company, Inc.
3.45% due 04/10/22	886,000	836,913
Lowe's Companies, Inc.
3.12% due 04/15/22	740,000	772,766
Target Corp.
2.90% due 01/15/22	711,000	739,295
Mohawk Industries, Inc.
3.85% due 02/01/23	687,000	705,616
McDonald's Corp.
2.63% due 01/15/22	619,000	620,512
Costco Wholesale Corp.
2.25% due 02/15/22	613,000	619,577
AutoZone, Inc.
3.70% due 04/15/22	563,000	583,704
NVR, Inc.
3.95% due 09/15/22	515,000	518,803
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	490,000	487,026

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Consumer, Cyclical - 6.1% (continued)
Starbucks Corp.
2.70% due 06/15/22	$444,000	$457,752
Total Consumer, Cyclical		14,097,760
Basic Materials - 3.9%
Rio Tinto Finance USA plc
3.50% due 03/22/22	1,358,000	1,326,725
2.88% due 08/21/22	483,000	447,433
Newmont Mining Corp.
3.50% due 03/15/22	1,365,000	1,300,276
Freeport-McMoRan, Inc.
3.55% due 03/01/222	1,400,000	938,000
Dow Chemical Co.
3.00% due 11/15/22	772,000	764,469
Praxair, Inc.
2.20% due 08/15/22	749,000	736,618
Eastman Chemical Co.
3.60% due 08/15/22	704,000	700,477
Alcoa, Inc.
5.87% due 02/23/22	600,000	577,500
Agrium, Inc.
3.15% due 10/01/22	563,000	533,568
Barrick Gold Corp.
3.85% due 04/01/22	551,000	519,933
Nucor Corp.
4.13% due 09/15/22	483,000	494,267
Teck Resources Ltd.
4.75% due 01/15/22	574,000	358,750
Syngenta Finance N.V.
3.13% due 03/28/22	201,000	197,510
Total Basic Materials		8,895,526
Utilities - 2.1%
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,077,000	1,315,655

	Face Amount	Value
CORPORATE BONDS†† - 98.8% (continued)
Utilities - 2.1% (continued)
NiSource Finance Corp.
6.13% due 03/01/22	$799,000	$927,641
Duke Energy Corp.
3.05% due 08/15/22	858,000	860,976
FirstEnergy Corp.
4.25% due 03/15/23	551,000	575,948
Exelon Generation Company LLC
4.25% due 06/15/22	483,000	490,725
Sempra Energy
2.88% due 10/01/22	344,000	333,382
Entergy Corp.
4.00% due 07/15/22	272,000	285,950
Duke Energy Progress, Inc.
2.80% due 05/15/22	127,000	130,072
Total Utilities		4,920,349
Total Corporate Bonds
(Cost $233,093,746)		227,217,693

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.3194%	3,367,529	$3,367,529
Total Securities Lending Collateral
(Cost $3,367,529)		3,367,529
Total Investments - 100.3%
(Cost $236,461,275)		$230,585,222
Other Assets & Liabilities, net - (0.3)%		(680,547)
Total Net Assets - 100.0%		$229,904,675

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at February 29, 2016 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Supplemental Information section.

The following table summarized the inputs used to value the Fund’s investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$227,217,693	$—	$227,217,693
Securities Lending Collateral	3,367,529	—	—	3,367,529
Total	$3,367,529	$227,217,693	$—	$230,585,222

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.2%
Financial - 26.8%
Bank of America Corp.
3.30% due 01/11/23	$1,350,000	$1,348,634
4.10% due 07/24/23	650,000	677,838
Morgan Stanley
3.75% due 02/25/23	1,000,000	1,024,239
4.10% due 05/22/23	900,000	908,749
JPMorgan Chase & Co.
3.20% due 01/25/23	1,100,000	1,115,466
3.38% due 05/01/23	800,000	790,787
Wells Fargo & Co.
3.45% due 02/13/23	1,000,000	1,014,060
4.13% due 08/15/23	450,000	477,135
Citigroup, Inc.
3.88% due 10/25/23	700,000	730,128
3.50% due 05/15/23	400,000	393,382
3.38% due 03/01/23	200,000	201,798
Royal Bank of Scotland Group plc
6.00% due 12/19/23	850,000	859,874
6.10% due 06/10/23	200,000	202,764
Goldman Sachs Group, Inc.
3.63% due 01/22/23	900,000	916,553
Capital One Bank USA North America
3.38% due 02/15/23	750,000	730,595
Prologis, LP
4.25% due 08/15/23	500,000	532,304
Crown Castle International Corp.
5.25% due 01/15/23	500,000	531,250
Realty Income Corp.
4.65% due 08/01/23	500,000	528,531
Cooperatieve Rabobank UA
4.63% due 12/01/23	500,000	510,772
ERP Operating, LP
3.00% due 04/15/23	500,000	505,025
State Street Corp.
3.70% due 11/20/23	200,000	212,803
3.10% due 05/15/23	200,000	201,646
PNC Bank North America
2.95% due 01/30/23	406,000	406,727
American Tower Corp.
3.50% due 01/31/23	400,000	393,195
Boston Properties, LP
3.13% due 09/01/23	200,000	198,464
3.80% due 02/01/24	148,000	152,535
MetLife, Inc.
4.37% due 09/15/23	300,000	322,812
Berkshire Hathaway, Inc.
3.00% due 02/11/23	250,000	257,000
CBRE Services, Inc.
5.00% due 03/15/23	250,000	251,088
U.S. Bancorp
3.70% due 01/30/24	200,000	215,408
Ameriprise Financial, Inc.
4.00% due 10/15/23	200,000	212,040
Aflac, Inc.
3.63% due 06/15/23	200,000	208,144

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Financial - 26.8% (continued)
Weyerhaeuser Co.
4.63% due 09/15/23	$200,000	$207,727
Allstate Corp.
3.15% due 06/15/23	200,000	205,421
Capital One Financial Corp.
3.50% due 06/15/23	200,000	199,881
Jefferies Group LLC
5.13% due 01/20/23	200,000	197,832
HCP, Inc.
4.25% due 11/15/23	200,000	195,902
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	200,000	195,049
Simon Property Group, LP
3.75% due 02/01/24	175,000	183,755
Fifth Third Bancorp
4.30% due 01/16/24	175,000	180,535
Loews Corp.
2.63% due 05/15/23	50,000	49,021
Total Financial		18,646,869
Consumer, Non-cyclical - 19.0%
Coca-Cola Co.
3.20% due 11/01/23	900,000	959,434
2.50% due 04/01/23	200,000	204,468
PepsiCo, Inc.
2.75% due 03/01/23	400,000	410,746
3.60% due 03/01/24	375,000	405,639
Kroger Co.
4.00% due 02/01/24	500,000	534,544
3.85% due 08/01/23	200,000	214,099
McKesson Corp.
3.80% due 03/15/24	716,000	737,248
Philip Morris International, Inc.
2.63% due 03/06/23	500,000	509,567
3.60% due 11/15/23	200,000	215,622
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	700,000	718,682
Diageo Capital plc
2.63% due 04/29/23	700,000	704,036
Anthem, Inc.
3.30% due 01/15/23	700,000	689,824
Mondelez International, Inc.
4.00% due 02/01/24	600,000	626,831
Medtronic, Inc.
3.63% due 03/15/24	351,000	369,890
2.75% due 04/01/23	200,000	200,479
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	300,000	313,718
3.15% due 01/15/23	200,000	195,665
Zoetis, Inc.
3.25% due 02/01/23	500,000	481,304
Merck & Co., Inc.
2.80% due 05/18/23	450,000	461,745
UnitedHealth Group, Inc.
2.88% due 03/15/23	200,000	202,937
2.75% due 02/15/23	200,000	201,258

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Consumer, Non-cyclical - 19.0% (continued)
ConAgra Foods, Inc.
3.20% due 01/25/23	$407,000	$404,110
Anheuser-Busch InBev Finance, Inc.
2.63% due 01/17/23	400,000	395,542
Johnson & Johnson
3.38% due 12/05/23	200,000	220,246
Howard Hughes Corp.
3.50% due 09/01/23	200,000	215,213
Bristol-Myers Squibb Co.
3.25% due 11/01/23	200,000	212,461
Procter & Gamble Co.
3.10% due 08/15/23	200,000	212,343
ADT Corp.
4.13% due 06/15/231	250,000	211,875
Celgene Corp.
4.00% due 08/15/23	200,000	209,304
Pfizer, Inc.
3.00% due 06/15/23	200,000	207,260
Coca-Cola Femsa SAB de CV
3.88% due 11/26/23	200,000	206,817
HCA, Inc.
4.75% due 05/01/23	200,000	203,750
Covidien International Finance S.A.
2.95% due 06/15/23	200,000	201,319
St. Jude Medical, Inc.
3.25% due 04/15/23	200,000	200,969
Mylan, Inc.
4.20% due 11/29/23	200,000	198,541
Total System Services, Inc.
3.75% due 06/01/23	200,000	195,279
Reynolds American, Inc.
4.85% due 09/15/23	100,000	111,955
Moody's Corp.
4.88% due 02/15/24	100,000	109,195
Cardinal Health, Inc.
3.20% due 03/15/23	100,000	101,645
Lender Processing Services Incorporated / Black Knight Lending Solutions Inc
5.75% due 04/15/23	34,000	35,275
Total Consumer, Non-cyclical		13,210,835
Energy - 12.2%
BP Capital Markets plc
2.75% due 05/10/23	700,000	663,233
3.99% due 09/26/23	200,000	204,563
Shell International Finance BV
2.25% due 01/06/23	400,000	370,008
3.40% due 08/12/23	350,000	347,283
Chevron Corp.
3.19% due 06/24/23	700,000	707,944
EOG Resources, Inc.
2.63% due 03/15/23	700,000	632,794
Occidental Petroleum Corp.
2.70% due 02/15/23	500,000	468,830
Exxon Mobil Corp.
3.18% due 03/15/24	396,000	405,598

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Energy - 12.2% (continued)
Schlumberger Investment S.A.
3.65% due 12/01/23	$400,000	$404,807
Total Capital International S.A.
2.70% due 01/25/23	400,000	383,968
Total Capital Canada Ltd.
2.75% due 07/15/23	400,000	382,834
Enterprise Products Operating LLC
3.35% due 03/15/23	400,000	375,708
Kinder Morgan Energy Partners, LP
3.45% due 02/15/23	200,000	171,762
3.50% due 09/01/23	200,000	168,393
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50% due 11/01/23	200,000	169,363
5.50% due 04/15/23	200,000	168,500
Access Midstream Partners LP / ACMP Finance Corp.
4.88% due 05/15/23	400,000	326,899
Halliburton Co.
3.50% due 08/01/23	350,000	326,687
Continental Resources, Inc.
4.50% due 04/15/23	400,000	286,510
TransCanada PipeLines Ltd.
3.75% due 10/16/23	200,000	195,682
Enbridge, Inc.
4.00% due 10/01/23	200,000	182,641
DCP Midstream Operating, LP
3.88% due 03/15/23	250,000	180,655
Buckeye Partners, LP
4.15% due 07/01/23	200,000	171,160
Spectra Energy Capital LLC
3.30% due 03/15/23	200,000	166,447
Energy Transfer Partners, LP
3.60% due 02/01/23	200,000	166,133
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.85% due 10/15/23	200,000	162,576
Williams Partners, LP
4.50% due 11/15/23	200,000	153,735
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.88% due 02/15/23	157,000	113,825
Williams Companies, Inc.
3.70% due 01/15/23	50,000	37,250
Total Energy		8,495,788
Communications - 12.1%
Verizon Communications, Inc.
5.15% due 09/15/23	2,700,000	3,061,508
4.15% due 03/15/24	445,000	474,625
AT&T, Inc.
3.90% due 03/11/241	651,000	671,357
Vodafone Group plc
2.95% due 02/19/23	600,000	576,127
Rogers Communications, Inc.
4.10% due 10/01/23	350,000	371,483
3.00% due 03/15/23	200,000	201,154

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Communications - 12.1% (continued)
Time Warner Entertainment Company, LP
8.38% due 03/15/23	$350,000	$425,729
NBCUniversal Media LLC
2.88% due 01/15/23	400,000	407,848
Viacom, Inc.
4.25% due 09/01/23	400,000	391,471
Telefonica Emisiones SAU
4.57% due 04/27/23	350,000	372,377
Motorola Solutions, Inc.
3.50% due 03/01/23	300,000	258,837
Thomson Reuters Corp.
4.30% due 11/23/23	200,000	211,366
Time Warner, Inc.
4.05% due 12/15/23	200,000	206,520
Comcast Corp.
2.85% due 01/15/23	200,000	204,743
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	200,000	201,799
Historic TW, Inc.
9.15% due 02/01/23	153,000	197,487
Interpublic Group of Companies, Inc.
3.75% due 02/15/23	200,000	195,845
Total Communications		8,430,276
Consumer, Cyclical - 7.9%
Home Depot, Inc.
3.75% due 02/15/24	700,000	765,698
2.70% due 04/01/23	200,000	205,597
Wal-Mart Stores, Inc.
2.55% due 04/11/23	600,000	615,343
General Motors Co.
4.88% due 10/02/23	550,000	554,478
CVS Health Corp.
4.00% due 12/05/23	400,000	432,548
Ford Motor Credit Co. LLC
4.38% due 08/06/23	400,000	411,177
Delphi Corp.
4.15% due 03/15/24	311,000	316,918
Staples, Inc.
4.38% due 01/12/231	300,000	291,944
Starbucks Corp.
3.85% due 10/01/23	200,000	219,488
Lowe's Companies, Inc.
3.88% due 09/15/23	200,000	217,905
NIKE, Inc.
2.25% due 05/01/23	200,000	201,264
Toyota Motor Credit Corp.
2.63% due 01/10/23	200,000	200,603
TJX Companies, Inc.
2.50% due 05/15/23	200,000	198,377
Dollar General Corp.
3.25% due 04/15/23	200,000	197,712
General Motors Financial Co., Inc.
4.25% due 05/15/23	200,000	194,646

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Consumer, Cyclical - 7.9% (continued)
QVC, Inc.
4.38% due 03/15/23	$200,000	$189,674
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	200,000	180,880
AutoZone, Inc.
3.13% due 07/15/23	100,000	99,845
Total Consumer, Cyclical		5,494,097
Technology - 7.4%
Apple, Inc.
2.40% due 05/03/23	2,000,000	1,983,854
Microsoft Corp.
3.63% due 12/15/23	500,000	545,706
2.38% due 05/01/23	400,000	402,813
International Business Machines Corp.
3.38% due 08/01/23	600,000	623,733
Oracle Corp.
3.63% due 07/15/23	500,000	529,536
Seagate HDD Cayman
4.75% due 06/01/23	400,000	323,683
Fidelity National Information Services, Inc.
3.50% due 04/15/23	300,000	285,384
Maxim Integrated Products, Inc.
3.38% due 03/15/23	200,000	202,054
EMC Corp./MA
3.38% due 06/01/23	200,000	164,099
Texas Instruments, Inc.
2.25% due 05/01/23	100,000	98,420
Total Technology		5,159,282
Industrial - 5.8%
Burlington Northern Santa Fe, LLC
3.00% due 03/15/23	400,000	408,076
3.85% due 09/01/23	200,000	214,686
General Electric Co.
3.10% due 01/09/23	400,000	419,347
Precision Castparts Corp.
2.50% due 01/15/23	400,000	393,188
Agilent Technologies, Inc.
3.88% due 07/15/23	300,000	307,351
Packaging Corporation of America
4.50% due 11/01/23	253,000	262,303
Republic Services, Inc.
4.75% due 05/15/23	200,000	221,301
Cummins, Inc.
3.65% due 10/01/23	200,000	212,447
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	200,000	212,374
Caterpillar Financial Services Corp.
3.75% due 11/24/23	200,000	211,023
CSX Corp.
3.70% due 11/01/23	200,000	209,529

Guggenheim BulletShares 2023 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Industrial - 5.8% (continued)
Northrop Grumman Corp.
3.25% due 08/01/23	$200,000	$206,302
John Deere Capital Corp.
2.80% due 01/27/23	200,000	202,203
Emerson Electric Co.
2.63% due 02/15/23	200,000	200,727
Norfolk Southern Corp.
2.90% due 02/15/23	200,000	196,905
Illinois Tool Works, Inc.
3.50% due 03/01/24	137,000	145,440
Total Industrial		4,023,202
Basic Materials - 4.2%
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23	600,000	397,500
El du Pont de Nemours & Co.
2.80% due 02/15/23	400,000	395,321
Goldcorp, Inc.
3.70% due 03/15/23	400,000	389,948
Barrick Gold Corp.
4.10% due 05/01/23	326,000	304,801
LYB International Finance BV
4.00% due 07/15/23	200,000	202,612
Praxair, Inc.
2.70% due 02/21/23	200,000	201,566
Nucor Corp.
4.00% due 08/01/23	200,000	201,548
Mosaic Co.
4.25% due 11/15/23	200,000	195,875
Agrium, Inc.
3.50% due 06/01/23	200,000	189,958
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	200,000	186,104
CF Industries, Inc.
3.45% due 06/01/23	200,000	183,090

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Basic Materials - 4.2% (continued)
Teck Resources Ltd.
3.75% due 02/01/231	$173,000	$106,395
Total Basic Materials		2,954,718
Utilities - 2.6%
Black Hills Corp.
4.25% due 11/30/23	200,000	214,373
Southern California Edison Co.
3.50% due 10/01/23	200,000	212,618
Delmarva Power & Light Co.
3.50% due 11/15/23	200,000	211,727
Sempra Energy
4.05% due 12/01/23	200,000	209,413
PPL Capital Funding, Inc.
3.40% due 06/01/23	200,000	204,153
Virginia Electric & Power Co.
2.75% due 03/15/23	200,000	201,258
Public Service Electric & Gas Co.
2.38% due 05/15/23	200,000	199,079
Florida Power & Light Co.
3.25% due 06/01/24	180,000	189,910
National Fuel Gas Co.
3.75% due 03/01/23	200,000	171,879
Total Utilities		1,814,410
Diversified - 0.2%
Leucadia National Corp.
5.50% due 10/18/23	200,000	178,660
Total Corporate Bonds
(Cost $68,492,884)		68,408,137

Shares		Value
SECURITIES LENDING COLLATERAL†,2 - 0.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.3241%	608,692	$608,692
Total Securities Lending Collateral
(Cost $608,692)		608,692
Total Investments - 99.1%
(Cost $69,101,576)		$69,016,829
Other Assets & Liabilities, net - 0.9%		640,217
Total Net Assets - 100.0%		$69,657,046

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$68,408,137	$—	$68,408,137
Securities Lending Collateral	608,692	—	—	608,692
Total	$608,692	$68,408,137	$—	$69,016,829

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.4%
Financial - 40.8%
Morgan Stanley
3.70% due 10/23/24	$1,252,000	$1,270,590
3.88% due 04/29/24	978,000	1,006,583
Bank of America Corp.
4.20% due 08/26/24	1,001,000	1,003,752
4.00% due 04/01/24	727,000	751,388
4.13% due 01/22/24	351,000	366,289
JPMorgan Chase & Co.
3.88% due 09/10/24	1,161,000	1,164,537
3.88% due 02/01/24	351,000	369,729
3.63% due 05/13/24	339,000	348,334
Credit Suisse AG NY
3.63% due 09/09/24	1,500,000	1,507,684
Wells Fargo & Co.
3.30% due 09/09/24	1,053,000	1,074,781
4.48% due 01/16/24	375,000	398,919
Bank of New York Mellon Corp.
3.65% due 02/04/24	452,000	474,730
3.25% due 09/11/24	400,000	409,427
3.40% due 05/15/24	148,000	153,152
Goldman Sachs Group, Inc.
3.85% due 07/08/24	527,000	539,669
4.00% due 03/03/24	389,000	403,493
BPCE S.A.
4.00% due 04/15/24	750,000	789,106
MetLife, Inc.
3.60% due 04/10/24	751,000	755,561
US Bancorp
3.60% due 09/11/24	700,000	727,463
Simon Property Group, LP
3.38% due 10/01/24	703,000	714,602
BlackRock, Inc.
3.50% due 03/18/24	651,000	682,582
American Tower Corp.
5.00% due 02/15/24	627,000	669,236
Abbey National Treasury Services plc/United Kingdom
4.00% due 03/13/24	626,000	669,099
Aflac, Inc.
3.63% due 11/15/24	629,000	652,106
State Street Corp.
3.30% due 12/16/24	629,000	645,763
MasterCard, Inc.
3.38% due 04/01/24	603,000	632,307
ACE INA Holdings, Inc.
3.35% due 05/15/24	611,000	628,528
Intesa Sanpaolo SpA
5.25% due 01/12/24	600,000	625,671
Prudential Financial, Inc.
3.50% due 05/15/24	626,000	614,478
HCP, Inc.
3.88% due 08/15/24	653,000	614,290
American International Group, Inc.
4.13% due 02/15/24	603,000	612,403
PNC Financial Services Group, Inc.
3.90% due 04/29/24	589,000	609,448

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Financial - 40.8% (continued)
HSBC USA, Inc.
3.50% due 06/23/24	$600,000	$606,953
Synchrony Financial
4.25% due 08/15/24	603,000	603,230
Citigroup, Inc.
3.75% due 06/16/24	376,000	385,906
4.00% due 08/05/24	148,000	148,570
Capital One Financial Corp.
3.75% due 04/24/24	529,000	529,678
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	250,000	264,982
3.40% due 07/11/24	250,000	260,126
Barclays Bank plc
3.75% due 05/15/24	500,000	520,651
PNC Bank North America
3.30% due 10/30/24	500,000	516,791
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	500,000	501,313
Royal Bank of Scotland Group plc
5.13% due 05/28/24	500,000	480,328
Invesco Finance plc
4.00% due 01/30/24	452,000	478,067
Ameriprise Financial, Inc.
3.70% due 10/15/24	452,000	471,389
HSBC Holdings plc
4.25% due 03/14/24	450,000	443,605
CNA Financial Corp.
3.95% due 05/15/24	446,000	437,922
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/241	401,000	423,261
WP Carey, Inc.
4.60% due 04/01/24	401,000	406,586
Aon plc
3.50% due 06/14/24	379,000	383,339
American Express Co.
3.63% due 12/05/24	379,000	373,924
Deutsche Bank AG
3.70% due 05/30/24	351,000	339,176
Nasdaq, Inc.
4.25% due 06/01/24	304,000	312,870
Brown & Brown, Inc.
4.20% due 09/15/24	226,000	227,524
Discover Financial Services
3.95% due 11/06/24	226,000	221,634
Air Lease Corp.
4.25% due 09/15/24	226,000	210,180
BNP Paribas S.A.
4.25% due 10/15/24	200,000	193,498

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Financial - 40.8% (continued)
Barclays plc
4.38% due 09/11/24	$200,000	$183,994
Total Financial		31,811,197
Consumer, Non-cyclical - 13.9%
HCA, Inc.
5.00% due 03/15/24	961,000	982,623
Novartis Capital Corp.
3.40% due 05/06/24	905,000	967,267
Becton Dickinson and Co.
3.73% due 12/15/24	753,000	779,125
Gilead Sciences, Inc.
3.70% due 04/01/24	707,000	746,220
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	699,000	740,526
Actavis Funding SCS
3.85% due 06/15/24	577,000	596,497
Altria Group, Inc.
4.00% due 01/31/24	499,000	536,985
Amgen, Inc.
3.63% due 05/22/24	499,000	514,561
Express Scripts Holding Co.
3.50% due 06/15/24	529,000	507,295
Wyeth LLC
6.45% due 02/01/24	376,000	471,401
Anthem, Inc.
3.50% due 08/15/24	453,000	449,312
Tyson Foods, Inc.
3.95% due 08/15/24	425,000	449,202
Pfizer, Inc.
3.40% due 05/15/24	379,000	398,071
Philip Morris International, Inc.
3.25% due 11/10/24	379,000	396,096
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	400,000	390,799
Aetna, Inc.
3.50% due 11/15/24	382,000	385,088
Celgene Corp.
3.63% due 05/15/24	351,000	353,685
Humana, Inc.
3.85% due 10/01/24	200,000	201,652
AmerisourceBergen Corp.
3.40% due 05/15/24	200,000	200,928
Stryker Corp.
3.38% due 05/15/24	200,000	200,811
Colgate-Palmolive Co.
3.25% due 03/15/24	151,000	162,351
Clorox Co.
3.50% due 12/15/24	151,000	156,780
McKesson Corp.
3.80% due 03/15/24	117,000	120,472
Moody's Corp.
4.88% due 02/15/24	75,000	81,896

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Consumer, Non-cyclical - 13.9% (continued)
Thermo Fisher Scientific, Inc.
4.15% due 02/01/24	$75,000	$78,430
Total Consumer, Non-cyclical		10,868,073
Energy - 13.1%
BP Capital Markets plc
3.81% due 02/10/24	699,000	695,069
3.54% due 11/04/24	380,000	363,508
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	900,000	926,338
Total Capital International S.A.
3.75% due 04/10/24	603,000	614,072
3.70% due 01/15/24	278,000	282,185
Kinder Morgan Energy Partners, LP
4.25% due 09/01/24	351,000	304,436
4.30% due 05/01/24	151,000	133,433
4.15% due 02/01/24	151,000	132,659
ConocoPhillips Co.
3.35% due 11/15/241	603,000	535,043
Enterprise Products Operating LLC
3.90% due 02/15/24	499,000	472,986
Exxon Mobil Corp.
3.18% due 03/15/24	409,000	418,914
Marathon Petroleum Corp.
3.63% due 09/15/24	453,000	370,036
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
3.60% due 11/01/24	453,000	348,870
Kerr-McGee Corp.
6.95% due 07/01/24	348,000	330,333
Enbridge, Inc.
3.50% due 06/10/24	379,000	328,811
Newfield Exploration Co.
5.63% due 07/01/24	351,000	320,288
Williams Partners, LP
4.30% due 03/04/24	408,000	319,387
Suncor Energy, Inc.
3.60% due 12/01/24	348,000	314,682
Husky Energy, Inc.
4.00% due 04/15/24	351,000	299,016
Canadian Natural Resources Ltd.
3.80% due 04/15/24	379,000	291,985
Continental Resources, Inc.
3.80% due 06/01/24	425,000	288,524
EnLink Midstream Partners, LP
4.40% due 04/01/24	300,000	211,989
Anadarko Petroleum Corp.
3.45% due 07/15/241	251,000	203,787
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	251,000	200,754
Spectra Energy Partners, LP
4.75% due 03/15/24	200,000	199,361

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Energy - 13.1% (continued)
Williams Companies, Inc.
4.55% due 06/24/24	$241,000	$181,955
Statoil ASA
3.70% due 03/01/24	180,000	180,509
Cimarex Energy Co.
4.38% due 06/01/24	182,000	170,132
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	182,000	152,371
Oceaneering International, Inc.
4.65% due 11/15/24	182,000	148,065
Equities Midstream Partners, LP
4.00% due 08/01/24	182,000	138,209
Enable Midstream Partners, LP
3.90% due 05/15/24	200,000	127,950
Noble Energy, Inc.
3.90% due 11/15/24	111,000	93,565
Ensco plc
4.50% due 10/01/24	151,000	75,855
Total Energy		10,175,077
Communications - 9.4%
Verizon Communications, Inc.
3.50% due 11/01/24	742,000	759,070
4.15% due 03/15/24	268,000	285,841
Comcast Corp.
3.60% due 03/01/24	529,000	561,036
3.38% due 02/15/25	400,000	417,038
Google, Inc.
3.38% due 02/25/24	539,000	584,573
Cisco Systems, Inc.
3.63% due 03/04/24	533,000	574,841
Amazon.com, Inc.
3.80% due 12/05/24	533,000	573,002
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
4.45% due 04/01/24	487,000	513,120
CBS Corp.
3.70% due 08/15/24	351,000	350,160
eBay, Inc.
3.45% due 08/01/24	359,000	342,384
Time Warner, Inc.
3.55% due 06/01/24	339,000	334,241
Viacom, Inc.
3.88% due 04/01/24	351,000	329,107
21st Century Fox America, Inc.
3.70% due 09/15/24	309,000	317,616
Omnicom Group, Inc.
3.65% due 11/01/24	301,000	302,707
WPP Finance 2010
3.75% due 09/19/24	254,000	253,769
Motorola Solutions, Inc.
4.00% due 09/01/24	265,000	227,576
Expedia, Inc.
4.50% due 08/15/24	241,000	226,457
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	182,000	182,076

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Communications - 9.4% (continued)
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	$182,000	$179,169
Total Communications		7,313,783
Consumer, Cyclical - 5.6%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	861,000	864,846
Wal-Mart Stores, Inc.
3.30% due 04/22/24	681,000	724,763
Target Corp.
3.50% due 07/01/24	533,000	571,960
Ford Motor Credit Company LLC
3.66% due 09/08/24	400,000	389,048
Magna International, Inc.
3.63% due 06/15/24	299,000	298,163
CVS Health Corp.
3.38% due 08/12/24	275,000	285,270
Newell Rubbermaid, Inc.
4.00% due 12/01/24	265,000	253,102
Macy's Retail Holdings, Inc.
3.63% due 06/01/24	251,000	233,812
QVC, Inc.
4.85% due 04/01/24	241,000	233,269
Johnson Controls, Inc.
3.63% due 07/02/24	182,000	182,074
McDonald's Corp.
3.25% due 06/10/241	148,000	151,914
Ingram Micro, Inc.
4.95% due 12/15/24	151,000	147,780
Total Consumer, Cyclical		4,336,001
Technology - 5.5%
Apple, Inc.
3.45% due 05/06/24	1,078,000	1,139,926
Oracle Corp.
3.40% due 07/08/24	881,000	918,887
International Business Machines Corp.
3.63% due 02/12/24	700,000	736,096
KLA-Tencor Corp.
4.65% due 11/01/24	561,000	552,600
Fidelity National Information Services, Inc.
3.88% due 06/05/24	433,000	419,132
Pitney Bowes, Inc.
4.63% due 03/15/24	333,000	326,172
CDK Global, Inc.
4.50% due 10/15/24	200,000	195,624
Total Technology		4,288,437
Industrial - 4.3%
General Electric Co.
3.45% due 05/15/241	450,000	480,857
3.38% due 03/11/24	151,000	161,893
Burlington Northern Santa Fe LLC
3.75% due 04/01/24	333,000	351,624
3.40% due 09/01/24	182,000	188,955

Guggenheim BulletShares 2024 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Industrial - 4.3% (continued)
FedEx Corp.
4.00% due 01/15/24	$339,000	$356,847
Caterpillar, Inc.
3.40% due 05/15/24	299,000	307,021
L-3 Communications Corp.
3.95% due 05/28/24	252,000	237,309
John Deere Capital Corp.
3.35% due 06/12/24	200,000	209,753
Fluor Corp.
3.50% due 12/15/24	200,000	205,310
Keysight Technologies, Inc.
4.55% due 10/30/24	200,000	192,997
Parker-Hannifin Corp.
3.30% due 11/21/24	182,000	190,154
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	182,000	183,676
Illinois Tool Works, Inc.
3.50% due 03/01/24	150,000	159,241
CSX Corp.
3.40% due 08/01/24	151,000	153,499
Total Industrial		3,379,136
Basic Materials - 3.7%
LyondellBasell Industries N.V.
5.75% due 04/15/24	650,000	728,590
Monsanto Co.
3.38% due 07/15/24	379,000	374,936
Alcoa, Inc.
5.13% due 10/01/241	407,000	369,861
Dow Chemical Co.
3.50% due 10/01/24	351,000	353,253
Georgia-Pacific LLC
8.00% due 01/15/24	241,000	304,296

	Face Amount	Value
CORPORATE BONDS†† - 98.4% (continued)
Basic Materials - 3.7% (continued)
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	$275,000	$269,842
Freeport-McMoRan, Inc.
4.55% due 11/14/24	380,000	248,900
International Paper Co.
3.65% due 06/15/24	225,000	219,861
Total Basic Materials		2,869,539
Utilities - 2.1%
Duke Energy Corp.
3.75% due 04/15/24	351,000	362,730
MidAmerican Energy Co.
3.50% due 10/15/24	300,000	320,563
American Water Capital Corp.
3.40% due 03/01/25	300,000	314,894
Sempra Energy
3.55% due 06/15/24	299,000	299,268
Dominion Resources, Inc.
3.63% due 12/01/24	182,000	182,410
Southern California Gas Co.
3.15% due 09/15/24	151,000	157,184
Total Utilities		1,637,049
Total Corporate Bonds
(Cost $78,323,518)		76,678,292

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 1.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.3203%	1,491,442	$1,491,442
Total Securities Lending Collateral
(Cost $1,491,442)		1,491,442
Total Investments - 100.3%
(Cost $79,814,960)		$78,169,734
Other Assets & Liabilities, net - (0.3)%		(226,444)
Total Net Assets - 100.0%		$77,943,290

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$76,678,292	$—	$76,678,292
Securities Lending Collateral	1,491,442	—	—	1,491,442
Total	$1,491,442	$76,678,292	$—	$78,169,734

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.2%
Financial - 32.6%
Citigroup, Inc.
4.40% due 06/10/25	$200,000	$199,315
5.50% due 09/13/25	100,000	107,312
3.30% due 04/27/25	100,000	99,469
3.88% due 03/26/25	100,000	95,988
Goldman Sachs Group, Inc.
3.50% due 01/23/25	200,000	198,391
3.75% due 05/22/25	100,000	101,452
4.25% due 10/21/25	100,000	99,685
JPMorgan Chase & Co.
3.13% due 01/23/25	200,000	199,482
3.90% due 07/15/25	100,000	105,213
Bank of America Corp.
3.88% due 08/01/25	100,000	102,811
4.00% due 01/22/25	100,000	97,324
3.95% due 04/21/25	100,000	96,560
Cooperatieve Rabobank UA
4.38% due 08/04/25	250,000	251,792
Morgan Stanley
5.00% due 11/24/25	100,000	105,390
4.00% due 07/23/25	100,000	103,362
Lloyds Bank plc
3.50% due 05/14/25	200,000	202,965
Wells Fargo & Co.
3.00% due 02/19/25	200,000	200,005
Barclays plc
3.65% due 03/16/25	200,000	184,201
Deutsche Bank AG
4.50% due 04/01/25	200,000	169,799
State Street Corp.
3.55% due 08/18/25	100,000	105,615
Synchrony Financial
4.50% due 07/23/25	100,000	101,403
ACE INA Holdings, Inc.
3.15% due 03/15/25	100,000	100,677
CME Group, Inc.
3.00% due 03/15/25	100,000	100,538
Santander Holdings USA, Inc.
4.50% due 07/17/25	100,000	99,756
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	100,000	99,562
Essex Portfolio, LP
3.50% due 04/01/25	100,000	99,183
Welltower, Inc.
4.00% due 06/01/25	100,000	98,390
American International Group, Inc.
3.75% due 07/10/25	100,000	98,315
Capital One Financial Corp.
3.20% due 02/05/25	100,000	96,132
HCP, Inc.
4.00% due 06/01/25	100,000	94,692

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Financial - 32.6% (continued)
Discover Financial Services
3.75% due 03/04/25	$100,000	$94,552
Total Financial		3,909,331
Consumer, Non-cyclical - 25.8%
Medtronic, Inc.
3.50% due 03/15/25	200,000	210,238
PepsiCo, Inc.
3.50% due 07/17/25	100,000	106,470
2.75% due 04/30/25	100,000	101,152
Actavis Funding SCS
3.80% due 03/15/25	200,000	206,272
AbbVie, Inc.
3.60% due 05/14/25	200,000	204,573
Reynolds American, Inc.
4.45% due 06/12/25	100,000	108,790
UnitedHealth Group, Inc.
3.75% due 07/15/25	100,000	106,517
Automatic Data Processing, Inc.
3.38% due 09/15/25	100,000	106,418
Philip Morris International, Inc.
3.38% due 08/11/25	100,000	106,196
Danaher Corp.
3.35% due 09/15/25	100,000	105,507
Gilead Sciences, Inc.
3.50% due 02/01/25	100,000	104,539
Biogen, Inc.
4.05% due 09/15/25	100,000	104,262
JM Smucker Co.
3.50% due 03/15/25	100,000	103,409
Celgene Corp.
3.88% due 08/15/25	100,000	103,278
HCA, Inc.
5.25% due 04/15/25	100,000	103,250
Novartis Capital Corp.
3.00% due 11/20/25	100,000	103,224
St. Jude Medical, Inc.
3.88% due 09/15/25	100,000	102,890
Coca-Cola Co.
2.88% due 10/27/25	100,000	102,666
Eli Lilly & Co.
2.75% due 06/01/25	100,000	102,234
AstraZeneca plc
3.38% due 11/16/25	100,000	101,872
Merck & Company, Inc.
2.75% due 02/10/25	100,000	100,673
Abbott Laboratories
2.95% due 03/15/25	100,000	99,193
Laboratory Corp. of America Holdings
3.60% due 02/01/25	100,000	99,167
Amgen, Inc.
3.13% due 05/01/25	100,000	99,044
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	100,000	98,958
Verisk Analytics, Inc.
4.00% due 06/15/25	100,000	98,947

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Consumer, Non-cyclical - 25.8% (continued)
Cigna Corp.
3.25% due 04/15/25	$100,000	$98,308
Total Consumer, Non-cyclical		3,088,047
Technology - 10.4%
Microsoft Corp.
3.13% due 11/03/25	100,000	105,174
2.70% due 02/12/25	100,000	102,099
Oracle Corp.
2.95% due 05/15/25	200,000	202,045
Apple, Inc.
3.20% due 05/13/25	100,000	103,455
2.50% due 02/09/25	100,000	98,386
International Business Machines Corp.
7.00% due 10/30/25	100,000	129,891
Intel Corp.
3.70% due 07/29/25	100,000	108,119
Fidelity National Information Services, Inc.
5.00% due 10/15/25	100,000	104,097
Qualcomm, Inc.
3.45% due 05/20/25	100,000	100,745
Adobe Systems, Inc.
3.25% due 02/01/25	100,000	99,885
Lam Research Corp.
3.80% due 03/15/25	100,000	97,495
Total Technology		1,251,391
Energy - 10.2%
Shell International Finance BV
3.25% due 05/11/25	200,000	195,037
Williams Partners, LP
4.00% due 09/15/25	100,000	76,349
3.90% due 01/15/25	100,000	74,616
Chevron Corp.
3.33% due 11/17/25	100,000	100,330
Exxon Mobil Corp.
2.71% due 03/06/25	100,000	99,930
BP Capital Markets plc
3.51% due 03/17/25	100,000	97,384
Enterprise Products Operating LLC
3.75% due 02/15/25	100,000	94,998
Halliburton Co.
3.80% due 11/15/25	100,000	94,814
Kinder Morgan, Inc.
4.30% due 06/01/251	100,000	90,591
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.65% due 10/15/251	100,000	84,254
Energy Transfer Partners, LP
4.05% due 03/15/25	100,000	83,015
Marathon Oil Corp.
3.85% due 06/01/251	100,000	68,950

	Face Amount	Value
CORPORATE BONDS†† - 98.2% (continued)
Energy - 10.2% (continued)
Southwestern Energy Co.
4.95% due 01/23/251	$100,000	$59,375
Total Energy		1,219,643
Consumer, Cyclical - 6.7%
CVS Health Corp.
3.88% due 07/20/25	200,000	214,328
Ford Motor Credit Company LLC
4.13% due 08/04/25	200,000	199,478
Home Depot, Inc.
3.35% due 09/15/25	100,000	106,397
Coach, Inc.
4.25% due 04/01/25	100,000	98,025
General Motors Financial Company, Inc.
4.30% due 07/13/25	100,000	94,924
General Motors Financial Co., Inc.
4.00% due 01/15/25	100,000	92,802
Total Consumer, Cyclical		805,954
Communications - 6.7%
AT&T, Inc.
3.40% due 05/15/25	300,000	295,270
Walt Disney Co.
3.15% due 09/17/25	100,000	106,025
Comcast Corp.
3.38% due 08/15/25	100,000	105,132
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.
3.95% due 01/15/25	100,000	101,827
Time Warner, Inc.
3.60% due 07/15/25	100,000	98,486
CBS Corp.
3.50% due 01/15/25	100,000	97,154
Total Communications		803,894
Industrial - 3.3%
Harris Corp.
3.83% due 04/27/25	100,000	101,651
Lockheed Martin Corp.
2.90% due 03/01/25	100,000	99,961
FedEx Corp.
3.20% due 02/01/25	100,000	99,130
Canadian Pacific Railway Co.
2.90% due 02/01/25	100,000	95,696
Total Industrial		396,438
Utilities - 1.7%
Duke Energy Progress LLC
3.25% due 08/15/25	100,000	104,067
Florida Power & Light Co.
3.13% due 12/01/25	100,000	103,852
Total Utilities		207,919
Basic Materials - 0.8%
Agrium, Inc.
3.38% due 03/15/25	100,000	92,088
Total Corporate Bonds
(Cost $11,777,147)		11,774,705

Guggenheim BulletShares 2025 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 2.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.3534%	249,600	$249,600
Total Securities Lending Collateral
(Cost $249,600)		249,600
Total Investments - 100.3%
(Cost $12,026,747)		$12,024,305
Other Assets & Liabilities, net - (0.3)%		(31,033)
Total Net Assets - 100.0%		$11,993,272

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 29, 2016 – See Note 4.
2	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$11,774,705	$—	$11,774,705
Securities Lending Collateral	249,600	—	—	249,600
Total	$249,600	$11,774,705	$—	$12,024,305

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† - 9.9%
United States Treasury Bill
0.00% due 04/28/161	$52,000,000	$51,977,744
0.00% due 03/24/161	13,732,500	13,730,495
Total U.S. Government Securities
(Cost $65,706,643)		65,708,239
CORPORATE BONDS†† - 87.0%
Consumer, Cyclical - 21.1%
MGM Resorts International
7.50% due 06/01/16	12,942,000	13,113,481
10.00% due 11/01/16	10,324,000	10,820,842
6.88% due 04/01/16	4,703,000	4,723,576
HD Supply, Inc.
11.50% due 07/15/20	16,974,000	18,841,139
7.50% due 07/15/20	2,450,000	2,590,875
Rite Aid Corp.
9.25% due 03/15/20	16,120,000	17,026,749
Aramark Services, Inc.
5.75% due 03/15/20	14,306,000	14,797,769
Goodyear Tire & Rubber Co.
6.50% due 03/01/21	13,090,000	13,834,559
Pinnacle Entertainment, Inc.
8.75% due 05/15/20	4,900,000	5,126,625
Centex LLC
6.50% due 05/01/16	5,000,000	5,018,750
Dana Holding Corp.
6.75% due 02/15/21	3,784,000	3,854,950
DR Horton, Inc.
6.50% due 04/15/16	3,720,000	3,737,224
Lennar Corp.
6.50% due 04/15/16	3,659,000	3,672,721
Wolverine World Wide, Inc.
6.13% due 10/15/20	3,498,000	3,611,685
Suburban Propane Partners LP / Suburban Energy Finance Corp.
7.38% due 08/01/21	3,630,000	3,575,550
Sabre Holdings Corp.
8.35% due 03/15/16	3,504,000	3,511,096
Office Depot, Inc.
9.75% due 03/15/192	2,811,000	2,958,578
CalAtlantic Group, Inc.
10.75% due 09/15/16	2,414,000	2,522,630
Tempur Sealy International, Inc.
6.88% due 12/15/203	2,230,000	2,359,340
National CineMedia LLC
7.88% due 07/15/21	2,217,000	2,311,223
Hanesbrands, Inc.
6.38% due 12/15/20	1,436,000	1,486,619
Icon Health & Fitness, Inc.
11.88% due 10/15/162	130,000	114,725
Total Consumer, Cyclical		139,610,706
Communications - 14.3%
Sprint Communications, Inc.
6.00% due 12/01/16	36,019,000	35,928,952
AMC Networks, Inc.
7.75% due 07/15/21	13,216,000	14,042,000

	Face Amount	Value
CORPORATE BONDS†† - 87.0% (continued)
Communications - 14.3% (continued)
Harron Communications Limited Partnership / Harron Finance Corp.
9.13% due 04/01/202	$9,091,000	$9,568,278
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	8,870,000	9,557,425
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75% due 12/01/162	8,381,000	9,093,385
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38% due 06/01/20	7,000,000	7,301,000
7.00% due 01/15/19	1,552,000	1,586,648
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	4,650,000	5,080,125
Altice Financing S.A.
7.88% due 12/15/192	1,405,000	1,471,738
j2 Global, Inc.
8.00% due 08/01/20	624,000	655,200
New York Times Co.
6.63% due 12/15/16	450,000	461,250
Ancestry.com, Inc.
11.00% due 12/15/20	392,000	414,540
Total Communications		95,160,541
Consumer, Non-cyclical - 12.8%
United Rentals North America, Inc.
7.38% due 05/15/203	12,085,000	12,689,249
8.25% due 02/01/21	4,885,000	5,153,675
Hertz Corp.
7.50% due 10/15/18	11,280,000	11,449,200
7.38% due 01/15/21	2,007,000	2,001,983
Constellation Brands, Inc.
7.25% due 09/01/16	10,154,000	10,455,065
Spectrum Brands, Inc.
6.38% due 11/15/20	7,499,000	7,939,566
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	5,885,000	5,995,344
ConvaTec Healthcare E S.A.
10.50% due 12/15/182	5,000,000	5,131,250
JBS USA LLC / JBS USA Finance, Inc.
7.25% due 06/01/212	5,113,000	4,972,393
Live Nation Entertainment, Inc.
7.00% due 09/01/202	4,070,000	4,288,763
Endo Finance LLC / Endo Finco, Inc.
7.75% due 01/15/222	3,978,000	4,147,065
RR Donnelley & Sons Co.
8.60% due 08/15/16	3,846,000	3,936,912
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.88% due 11/15/17	3,742,000	3,798,130

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 87.0% (continued)
Consumer, Non-cyclical - 12.8% (continued)
Prestige Brands, Inc.
8.13% due 02/01/20	$2,234,000	$2,341,455
Elizabeth Arden, Inc.
7.38% due 03/15/213	692,000	397,900
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/202	100,000	103,438
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/222	62,000	57,040
Total Consumer, Non-cyclical		84,858,428
Financial - 12.1%
International Lease Finance Corp.
5.75% due 05/15/16	21,221,000	21,276,196
Ally Financial, Inc.
3.50% due 07/18/16	20,392,000	20,487,842
Realogy Group LLC / Sunshine Group Florida Ltd.
3.38% due 05/01/162	11,946,000	11,977,143
iStar Financial, Inc.
5.88% due 03/15/16	5,808,000	5,811,898
3.88% due 07/01/16	5,808,000	5,776,375
Springleaf Finance Corp.
5.75% due 09/15/16	9,100,000	9,122,750
American Capital Ltd.
6.50% due 09/15/182	4,468,000	4,574,115
GEO Group, Inc.
6.63% due 02/15/21	1,439,000	1,489,365
Total Financial		80,515,684
Industrial - 12.1%
USG Corp.
6.30% due 11/15/16	8,231,000	8,508,795
7.88% due 03/30/202	2,979,000	3,120,503
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II
5.63% due 12/15/162	11,536,000	11,550,419
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.12% due 04/15/19	8,250,000	8,404,688
6.88% due 02/15/21	3,000,000	3,112,500
Hanson Ltd.
6.13% due 08/15/16	10,860,000	11,109,780
CNH Industrial Capital LLC
6.25% due 11/01/16	10,194,000	10,423,365
Manitowoc Co., Inc.
8.50% due 11/01/20	8,767,000	9,139,598
Ardagh Packaging Finance plc
9.13% due 10/15/202	7,000,000	7,245,000
Louisiana-Pacific Corp.
7.50% due 06/01/20	3,717,000	3,865,680

	Face Amount	Value
CORPORATE BONDS†† - 87.0% (continued)
Industrial - 12.1% (continued)
Advanced Disposal Services, Inc.
8.25% due 10/01/20	$2,027,000	$1,996,595
Nortek, Inc.
8.50% due 04/15/21	1,567,000	1,625,763
Total Industrial		80,102,686
Energy - 8.8%
Sabine Pass LNG, LP
7.50% due 11/30/16	29,675,000	30,917,641
Transocean, Inc.
5.80% due 12/15/16	17,735,000	17,624,156
Chesapeake Energy Corp.
3.25% due 03/15/163	9,533,000	9,467,461
Range Resources Corp.
5.75% due 06/01/21	362,000	307,700
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	122,000	95,160
Total Energy		58,412,118
Technology - 2.8%
NXP BV / NXP Funding LLC
3.50% due 09/15/162	12,741,000	12,820,631
Dell, Inc.
3.10% due 04/01/16	5,784,000	5,787,280
Total Technology		18,607,911
Basic Materials - 2.1%
Kaiser Aluminum Corp.
8.25% due 06/01/20	7,337,000	7,667,165
First Quantum Minerals Ltd.
8.75% due 06/01/202	7,065,000	3,567,825
Vedanta Resources plc
6.75% due 06/07/162,3	2,750,000	2,695,000
Total Basic Materials		13,929,990
Utilities - 0.9%
PPL Energy Supply LLC
6.20% due 05/15/16	4,566,000	4,566,000
AmeriGas Partners LP / AmeriGas Finance Corp.
6.50% due 05/20/21	1,472,000	1,475,680
DPL, Inc.
6.50% due 10/15/16	233,000	237,078
Total Utilities		6,278,758
Total Corporate Bonds
(Cost $582,279,982)		577,476,822

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 2.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.3171%	14,049,828	$14,049,828
Total Securities Lending Collateral
(Cost $14,049,828)		14,049,828
Total Investments - 99.0%
(Cost $662,036,453)		$657,234,889
Other Assets & Liabilities, net - 1.0%		6,937,853
Total Net Assets - 100.0%		$664,172,742

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Zero coupon rate security.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $105,452,633 (cost $109,566,048), or 15.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	All or portion of this security is on loan at February 29, 2016 - See Note 4.
4	Securities lending collateral - See Note 4.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

The following table summarized the inputs used to value the Fund’s net assets at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$577,476,822	$—	$577,476,822
U.S. Government Securities	—	65,708,239	—	65,708,239
Securities Lending Collateral	14,049,828	—	—	14,049,828
Total	$14,049,828	$643,185,061	$—	$657,234,889

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 0.0%**
Energy - 0.0%**
PetroQuest Energy, Inc.*	9,280	$3,944
*
Total Common Stocks
(Cost $4,733)		3,944

	Face
	Amount	Value
CORPORATE BONDS†† - 97.7%
Financial - 26.6%
CIT Group, Inc.
4.25% due 08/15/17	$17,001,000	$17,375,022
5.00% due 05/15/17	12,229,000	12,550,011
Ally Financial, Inc.
5.50% due 02/15/17	11,299,000	11,539,104
2.75% due 01/30/17	7,628,000	7,628,000
6.25% due 12/01/17	6,588,000	6,876,225
3.25% due 09/29/17	2,407,000	2,403,991
8.00% due 12/31/18	278,000	303,020
International Lease Finance Corp.
8.75% due 03/15/17	15,563,000	16,457,872
8.88% due 09/01/17	6,882,000	7,406,752
Springleaf Finance Corp.
6.90% due 12/15/17	19,200,000	18,911,999
6.50% due 09/15/17	3,900,000	3,865,875
Navient Corp.
6.00% due 01/25/17	7,712,000	7,798,760
4.63% due 09/25/17	6,319,000	6,319,000
Vereit Operating Partnership, LP
2.00% due 02/06/17	13,825,000	13,638,363
iStar, Inc.
4.00% due 11/01/17	6,555,000	6,219,056
9.00% due 06/01/17	3,929,000	4,017,403
Aircastle Ltd.
6.75% due 04/15/17	5,493,000	5,726,453
Crescent Resources LLC / Crescent Ventures, Inc.
10.25% due 08/15/171	5,260,000	5,227,125
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38% due 10/01/17	4,159,000	4,049,826
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
2.75% due 05/15/17	4,000,000	3,975,000
AerCap Aviation Solutions BV
6.38% due 05/30/17	3,750,000	3,881,250
Synovus Financial Corp.
5.13% due 06/15/17	2,323,000	2,381,075
Total Financial		168,551,182
Communications - 17.8%
Sprint Communications, Inc.
8.38% due 08/15/17	14,189,000	13,869,747
9.13% due 03/01/172	11,265,000	11,486,808
Windstream Services LLC
7.88% due 11/01/17	12,103,000	12,738,407
Cablevision Systems Corp.
8.63% due 09/15/17	10,258,000	10,929,899
DISH DBS Corp.
4.63% due 07/15/17	9,029,000	9,254,725

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Communications - 17.8% (continued)
Telesat Canada / Telesat LLC
6.00% due 05/15/171	$9,031,000	$9,064,866
Frontier Communications Corp.
8.25% due 04/15/17	6,795,000	7,177,218
CenturyLink, Inc.
6.00% due 04/01/17	3,214,000	3,328,901
5.15% due 06/15/17	3,102,000	3,191,183
CCO Holdings LLC / CCO Holdings Capital Corp.
6.63% due 01/31/22	5,949,000	6,261,323
Lamar Media Corp.
5.88% due 02/01/22	4,650,000	4,870,875
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	4,238,000	4,322,760
McClatchy Co.
9.00% due 12/15/222	4,651,000	4,110,321
5.75% due 09/01/17	184,000	179,860
Univision Communications, Inc.
6.75% due 09/15/221	4,000,000	4,264,800
Spanish Broadcasting System, Inc.
12.50% due 04/15/171	3,490,000	3,367,850
Bankrate, Inc.
6.13% due 08/15/181	2,050,000	2,039,750
American Media, Inc.
11.50% due 12/15/172	1,886,000	1,921,363
Total Communications		112,380,656
Consumer, Non-cyclical - 13.0%
United Rentals North America, Inc.
7.63% due 04/15/22	14,340,000	15,316,840
Tesco plc
5.50% due 11/15/171	9,494,000	9,856,367
Constellation Brands, Inc.
7.25% due 05/15/17	7,078,000	7,502,680
Jarden Corp.
7.50% due 05/01/17	6,327,000	6,508,901
Spectrum Brands, Inc.
6.63% due 11/15/22	5,560,000	6,011,750
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	5,592,000	5,969,460
Centene Corp.
5.75% due 06/01/17	5,293,000	5,498,104
DS Services of America, Inc.
10.00% due 09/01/211	4,624,000	5,219,340
Health Net, Inc.
6.38% due 06/01/17	4,833,000	5,036,711
Smithfield Foods, Inc.
7.75% due 07/01/17	4,374,000	4,669,245
Service Corporation International
7.00% due 06/15/17	3,453,000	3,660,180
RR Donnelley & Sons Co.
6.13% due 01/15/172	3,409,000	3,485,703

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Consumer, Non-cyclical - 13.0% (continued)
Vantage Oncology LLC / Vantage Oncology Finance Co.
9.50% due 06/15/171	$2,964,000	$2,999,198
Ashtead Capital, Inc.
6.50% due 07/15/221	614,000	633,955
FTI Consulting, Inc.
6.00% due 11/15/22	200,000	207,250
Total Consumer, Non-cyclical		82,575,684
Consumer, Cyclical - 12.5%
Lennar Corp.
12.25% due 06/01/17	4,672,000	5,220,959
4.75% due 12/15/17	4,569,000	4,706,070
4.75% due 11/15/22	143,000	141,928
MGM Resorts International
7.63% due 01/15/17	6,997,000	7,303,119
Toys R Us Property Company II LLC
8.50% due 12/01/172	6,910,000	6,547,224
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	5,572,000	5,975,970
Levi Strauss & Co.
6.88% due 05/01/22	5,250,000	5,656,875
L Brands, Inc.
6.90% due 07/15/17	5,119,000	5,490,639
American Axle & Manufacturing, Inc.
6.63% due 10/15/222	5,000,000	5,075,000
H&E Equipment Services, Inc.
7.00% due 09/01/222	3,545,000	3,394,338
CalAtlantic Group, Inc.
8.40% due 05/15/17	3,173,000	3,379,245
Pinnacle Entertainment, Inc.
7.75% due 04/01/22	3,000,000	3,285,000
DR Horton, Inc.
3.63% due 02/15/182	2,010,000	2,059,848
4.75% due 05/15/17	1,040,000	1,075,776
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp.
8.88% due 04/15/171	3,285,000	3,124,856
Viking Cruises Ltd.
8.50% due 10/15/221	3,338,000	3,112,685
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/211	2,400,000	2,592,000
KB Home
9.10% due 09/15/17	2,328,000	2,485,140
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	2,347,000	2,420,344
JC Penney Corporation, Inc.
7.95% due 04/01/172	2,092,000	2,170,450
Sonic Automotive, Inc.
7.00% due 07/15/22	1,989,000	2,078,505
Toys R Us, Inc.
10.38% due 08/15/17	1,175,000	995,813
Air Canada
8.75% due 04/01/201	462,000	477,593

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Consumer, Cyclical - 12.5% (continued)
Logan's Roadhouse, Inc.
10.75% due 10/15/17	$514,000	$236,440
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	92,000	97,290
Total Consumer, Cyclical		79,103,107
Industrial - 10.8%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	15,297,000	16,375,438
Novelis, Inc.
8.38% due 12/15/17	11,862,000	11,862,000
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is
6.00% due 06/15/171	6,456,000	6,456,000
SPX FLOW, Inc.
6.88% due 09/01/17	6,145,000	6,344,713
CNH Industrial Capital LLC
3.25% due 02/01/17	6,122,000	6,179,424
WireCo WorldGroup, Inc.
9.50% due 05/15/172	5,645,000	4,995,825
International Wire Group Holdings, Inc.
8.50% due 10/15/171,2	3,817,000	3,793,144
Greif, Inc.
6.75% due 02/01/17	3,106,000	3,222,475
Associated Materials LLC / AMH New Finance, Inc.
9.13% due 11/01/17	4,253,000	2,998,365
Norbord Delaware GP I
7.70% due 02/15/171	1,806,000	1,887,270
Hapag-Lloyd AG
9.75% due 10/15/171,2	1,850,000	1,868,500
Pactiv LLC
8.13% due 06/15/172	1,477,000	1,513,925
Abengoa Finance SAU
8.88% due 11/01/171	5,500,000	687,500
Total Industrial		68,184,579
Basic Materials - 8.1%
ArcelorMittal
5.50% due 02/25/17	15,136,000	15,325,199
Perstorp Holding AB
8.75% due 05/15/171	5,000,000	4,850,000
11.00% due 08/15/171,2	3,000,000	2,610,000
Ryerson Incorporated / Joseph T Ryerson & Son Inc
9.00% due 10/15/17	6,688,000	5,183,200
Commercial Metals Co.
6.50% due 07/15/17	4,830,000	4,993,013
Sappi Papier Holding GmbH
7.75% due 07/15/171	4,750,000	4,951,875
United States Steel Corp.
6.05% due 06/01/172	4,459,000	4,079,985
Teck Resources Ltd.
3.85% due 08/15/17	4,000,000	3,700,000

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Basic Materials - 8.1% (continued)
Thompson Creek Metals Co., Inc.
9.75% due 12/01/172	$3,056,000	$2,421,880
Steel Dynamics, Inc.
6.38% due 08/15/22	2,361,000	2,372,805
Evraz Group S.A.
7.40% due 04/24/171	500,000	521,255
American Gilsonite Co.
11.50% due 09/01/171	1,015,000	459,288
Total Basic Materials		51,468,500
Energy - 5.3%
NGPL PipeCo LLC
7.12% due 12/15/171	10,762,000	10,089,375
Transocean, Inc.
3.00% due 10/15/172	8,000,000	7,240,000
WPX Energy, Inc.
5.25% due 01/15/172	5,044,000	4,968,340
Concho Resources, Inc.
6.50% due 01/15/22	3,441,000	3,320,564
Tesoro Corp.
4.25% due 10/01/17	2,361,000	2,408,220
Laredo Petroleum, Inc.
7.38% due 05/01/222	2,543,000	1,646,593
Oasis Petroleum, Inc.
6.88% due 01/15/23	2,575,000	1,499,938
Sanchez Energy Corp.
7.75% due 06/15/212	2,722,000	1,116,020
Pacific Drilling V Ltd.
7.25% due 12/01/171	2,500,000	687,500
PetroQuest Energy, Inc.
10.00% due 02/15/211	313,000	221,448

	Face Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Energy - 5.3% (continued)
Chaparral Energy, Inc.
7.63% due 11/15/22	$1,264,000	$94,800
Total Energy		33,292,798
Utilities - 2.0%
Calpine Corp.
7.88% due 01/15/231	7,503,000	7,971,937
GenOn Energy, Inc.
7.88% due 06/15/17	5,795,000	4,853,313
Total Utilities		12,825,250
Technology - 1.6%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	5,800,000	6,184,250
Unisys Corp.
6.25% due 08/15/17	3,118,000	3,121,898
Aspect Software, Inc.
10.63% due 05/15/17	1,414,000	919,100
NXP BV / NXP Funding LLC
5.75% due 02/15/211	200,000	208,750
Total Technology		10,433,998
Total Corporate Bonds
(Cost $646,285,043)		618,815,754

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.3195%	31,666,951	$31,666,951
Total Securities Lending Collateral
(Cost $31,666,951)		31,666,951
Total Investments - 102.7%
(Cost $677,956,727)		$650,486,649
Other Assets & Liabilities, net - (2.7)%		(17,068,387)
Total Net Assets - 100.0%		$633,418,262

Other Information (unaudited)	February 29, 2016

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $99,244,227 (cost $108,509,130), or 15.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 – See Note 4.
3	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	3,944	—	—	3,944
Corporate Bonds	$—	$618,815,754	$—	$618,815,754
Securities Lending Collateral	31,666,951	—	—	31,666,951
Total	$31,670,895	$618,815,754	$—	$650,486,649

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS†† - 0.0%**
CEVA Group*	90	$42,612
Total Common Stocks
(Cost $120,716)		42,612
PREFERRED STOCKS†† - 0.0%**
CEVA Group*	194	92,245
Total Preferred Stocks
(Cost $261,320)		92,245

	Face
	Amount	Value
CORPORATE BONDS†† - 95.1%
Financial - 18.0%
Ally Financial, Inc.
3.60% due 05/21/18	$6,384,000	$6,368,039
4.75% due 09/10/18	5,146,000	5,255,353
8.00% due 12/31/18	4,467,000	4,869,030
3.25% due 02/13/18	3,920,000	3,890,600
3.25% due 11/05/18	3,132,000	3,085,020
Navient Corp.
8.45% due 06/15/18	19,981,000	21,342,305
5.00% due 06/15/18	634,000	599,923
CIT Group, Inc.
5.25% due 03/15/18	12,388,000	12,775,125
6.63% due 04/01/181	6,158,000	6,488,993
iStar, Inc.
7.13% due 02/15/18	3,807,000	3,783,206
4.88% due 07/01/18	3,694,000	3,449,273
International Lease Finance Corp.
3.88% due 04/15/18	6,973,000	7,003,507
Aircastle Ltd.
4.63% due 12/15/18	4,198,000	4,266,427
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/181	3,448,000	3,413,520
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	3,432,000	3,363,360
ROC Finance LLC / ROC Finance 1 Corp.
12.13% due 09/01/181	3,360,000	3,309,600
Cantor Commercial Real Estate Company Limited Partnership / CCRE Finance Corp.
7.75% due 02/15/181	3,010,000	3,043,863
Genworth Holdings, Inc.
6.52% due 05/22/18	3,369,000	2,981,565
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/181	2,448,000	2,019,599

	Face Amount	Value
CORPORATE BONDS†† - 95.1% (continued)
Financial - 18.0% (continued)
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/181	$1,222,000	$1,209,780
Total Financial		102,518,088
Consumer, Non-cyclical - 18.0%
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	13,034,000	13,148,047
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/181	13,544,000	13,137,680
Tenet Healthcare Corp.
6.25% due 11/01/18	8,636,000	9,132,570
Safway Group Holding LLC / Safway Finance Corp.
7.00% due 05/15/181	6,240,000	6,349,200
NBTY, Inc.
9.00% due 10/01/18	6,082,000	6,249,255
Kinetics Concept, Inc. / KCI USA, Inc.
10.50% due 11/01/18	6,580,000	6,102,950
HCA, Inc.
8.00% due 10/01/18	4,774,000	5,385,693
inVentiv Health, Inc.
9.00% due 01/15/181	4,900,000	5,022,500
Fresenius Medical Care US Finance II, Inc.
6.50% due 09/15/181	3,764,000	4,178,040
Smithfield Foods, Inc.
5.25% due 08/01/181	3,769,000	3,844,380
Avon Products, Inc.
4.20% due 07/15/18	2,274,000	1,762,350
5.75% due 03/01/182	1,960,000	1,695,400
PRA Holdings, Inc.
9.50% due 10/01/231	2,968,000	3,309,320
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	3,097,000	3,050,545
Hertz Corp.
4.25% due 04/01/18	2,985,000	2,955,150
RR Donnelley & Sons Co.
7.25% due 05/15/18	2,566,000	2,687,885
Harland Clarke Holdings Corp.
9.75% due 08/01/181	2,694,000	2,603,077
Service Corporation International
7.63% due 10/01/18	2,140,000	2,396,800
NES Rentals Holdings, Inc.
7.88% due 05/01/181	2,967,000	2,358,765
Alere, Inc.
7.25% due 07/01/18	2,170,000	2,281,213
Flexi-Van Leasing, Inc.
7.88% due 08/15/181	2,136,000	2,071,920
Speedy Cash Intermediate Holdings Corp.
10.75% due 05/15/181	2,206,000	1,125,060

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 95.1% (continued)
Consumer, Non-cyclical - 18.0% (continued)
Marfrig Holdings Europe BV
8.38% due 05/09/181	$1,000,000	$997,000
iPayment, Inc.
9.50% due 12/15/191,2	482,540	485,556
Total Consumer, Non-cyclical		102,330,356
Communications - 13.7%
Sprint Communications, Inc.
9.00% due 11/15/181	24,092,000	25,130,365
DISH DBS Corp.
4.25% due 04/01/18	10,370,000	10,473,700
CSC Holdings LLC
7.63% due 07/15/18	4,560,000	4,867,800
7.88% due 02/15/18	2,940,000	3,138,450
Cablevision Systems Corp.
7.75% due 04/15/18	7,250,000	7,467,500
Frontier Communications Corp.
8.13% due 10/01/18	5,479,000	5,691,311
TEGNA, Inc.
6.38% due 10/15/23	4,670,000	5,020,250
7.13% due 09/01/18	520,000	531,050
IAC
4.88% due 11/30/18	4,211,000	4,279,429
T-Mobile USA, Inc.
5.25% due 09/01/18	3,790,000	3,898,963
Bankrate, Inc.
6.13% due 08/15/181	3,353,000	3,336,235
CPI International, Inc.
8.75% due 02/15/18	2,448,000	2,392,920
Intelsat Luxembourg S.A.
6.75% due 06/01/182	2,448,000	1,487,160
HC2 Holdings, Inc.
11.00% due 12/01/191	780,000	588,900
Total Communications		78,304,033
Consumer, Cyclical - 12.7%
Jaguar Land Rover Automotive plc
4.13% due 12/15/181	6,230,000	6,393,538
CalAtlantic Group, Inc.
8.38% due 05/15/18	5,432,000	5,988,779
American Airlines Group, Inc.
6.13% due 06/01/18	5,686,000	5,940,732
Lennar Corp.
4.13% due 12/01/18	3,214,000	3,278,280
6.95% due 06/01/18	2,352,000	2,528,400
Algeco Scotsman Global Finance plc
8.50% due 10/15/181	7,500,000	5,775,000
MGM Resorts International
11.38% due 03/01/18	3,544,000	4,084,460
Yum! Brands, Inc.
6.25% due 03/15/18	3,557,000	3,743,743
Peninsula Gaming LLC / Peninsula Gaming Corp.
8.38% due 02/15/181	3,410,000	3,478,200
KB Home
7.25% due 06/15/18	3,103,000	3,242,635

	Face Amount	Value
CORPORATE BONDS†† - 95.1% (continued)
Consumer, Cyclical - 12.7% (continued)
United Continental Holdings, Inc.
6.38% due 06/01/18	$3,056,000	$3,166,780
BMC Stock Holdings, Inc.
9.00% due 09/15/181	3,018,000	3,048,180
Landry's Holdings II, Inc.
10.25% due 01/01/181	2,968,000	2,886,380
Sears Holdings Corp.
6.63% due 10/15/18	2,940,000	2,646,000
Accuride Corp.
9.50% due 08/01/182	2,940,000	2,528,400
JC Penney Corporation, Inc.
5.75% due 02/15/182	2,431,000	2,455,310
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
5.00% due 08/01/181	2,268,000	2,302,020
Lions Gate Entertainment Corp.
5.25% due 08/01/18	2,218,000	2,295,630
Gibson Brands, Inc.
8.88% due 08/01/181	3,432,000	2,042,040
Beazer Homes USA, Inc.
6.63% due 04/15/18	1,965,000	1,979,738
DR Horton, Inc.
3.75% due 03/01/19	917,000	935,340
International Automotive Components Group S.A.
9.13% due 06/01/181	980,000	867,300
Toys R Us, Inc.
7.38% due 10/15/18	880,000	642,400
Total Consumer, Cyclical		72,249,285
Industrial - 11.7%
Bombardier, Inc.
5.50% due 09/15/181	6,900,000	6,244,499
7.50% due 03/15/181	6,146,000	5,900,160
CNH Industrial Capital LLC
3.88% due 07/16/18	5,750,000	5,663,750
3.63% due 04/15/18	4,912,000	4,887,440
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.50% due 05/15/182	5,073,000	5,079,341
USG Corp.
9.75% due 01/15/18	4,538,000	5,076,888
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/181	5,030,000	4,250,350
XPO CNW, Inc.
7.25% due 01/15/18	4,000,000	4,060,000
Tutor Perini Corp.
7.63% due 11/01/18	3,224,000	3,167,580
JMC Steel Group, Inc.
8.25% due 03/15/181,2	3,382,000	2,919,072
CEVA Group plc
4.00% due 05/01/181	3,250,000	2,697,500
Harsco Corp.
5.75% due 05/15/18	3,920,000	2,577,400

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 95.1% (continued)
Industrial - 11.7% (continued)
Xerium Technologies, Inc.
8.88% due 06/15/18	$2,133,000	$2,058,345
Kemet Corp.
10.50% due 05/01/18	2,734,000	2,012,908
ADS Tactical, Inc.
11.00% due 04/01/181	1,960,000	1,994,300
Owens-Illinois, Inc.
7.80% due 05/15/18	1,714,000	1,885,400
Vulcan Materials Co.
7.00% due 06/15/18	1,472,000	1,641,280
Tervita Corp.
8.00% due 11/15/181	2,448,000	1,542,240
10.88% due 02/15/181,2	980,000	73,500
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	1,568,000	1,528,800
US Concrete, Inc.
8.50% due 12/01/18	1,363,000	1,417,520
Total Industrial		66,678,273
Basic Materials - 10.7%
ArcelorMittal
6.13% due 06/01/18	12,657,000	12,484,358
INEOS Group Holdings S.A.
6.13% due 08/15/181,2	6,574,000	6,598,653
Ashland, Inc.
3.88% due 04/15/18	6,312,000	6,540,810
PQ Corp.
8.75% due 11/01/181	6,208,000	5,821,552
Commercial Metals Co.
7.35% due 08/15/18	4,419,000	4,617,854
Aleris International, Inc.
7.63% due 02/15/18	3,651,000	3,231,135
Hexion, Inc.
8.88% due 02/01/18	4,714,000	3,146,595
United States Steel Corp.
7.00% due 02/01/182	3,829,000	3,044,055
AK Steel Corp.
8.75% due 12/01/182	3,211,000	2,938,065
Vedanta Resources plc
9.50% due 07/18/181,2	4,000,000	2,805,216
Smurfit Kappa Acquisitions
4.88% due 09/15/181	2,525,000	2,620,950
OMNOVA Solutions, Inc.
7.88% due 11/01/18	2,006,000	1,955,850
Cornerstone Chemical Co.
9.38% due 03/15/181	1,960,000	1,793,400
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/181	1,468,000	1,200,090
Teck Resources Ltd.
2.50% due 02/01/182	995,000	857,566
Evraz Group S.A.
6.75% due 04/27/181	750,000	735,938

	Face Amount	Value
CORPORATE BONDS†† - 95.1% (continued)
Basic Materials - 10.7% (continued)
Joseph T Ryerson & Son, Inc.
11.25% due 10/15/182	$900,000	$598,500
Total Basic Materials		60,990,587
Energy - 4.9%
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.00% due 01/15/18	11,108,000	10,698,337
Transocean, Inc.
6.00% due 03/15/182	7,000,000	5,670,000
Rockies Express Pipeline LLC
6.85% due 07/15/181	5,266,000	5,121,185
NuStar Logistics, LP
8.15% due 04/15/18	3,272,000	3,124,760
Whiting Petroleum Corp.
6.50% due 10/01/182	3,705,000	1,389,375
Petroleum Geo-Services ASA
7.38% due 12/15/181,2	1,500,000	937,500
Natural Resource Partners Limited Partnership / NRP Finance Corp.
9.13% due 10/01/18	980,000	460,600
Peabody Energy Corp.
6.00% due 11/15/18	5,388,000	175,110
Nuverra Environmental Solutions, Inc.
9.88% due 04/15/182	734,000	106,430
Total Energy		27,683,297
Technology - 2.7%
NXP BV / NXP Funding LLC
3.75% due 06/01/181	7,052,000	7,140,150
Dell, Inc.
5.65% due 04/15/18	4,594,000	4,772,018
Interface Security Systems Holdings Incorporated / Interface Security Systems LLC
9.25% due 01/15/18	2,694,000	2,542,462
BMC Software, Inc.
7.25% due 06/01/182	1,222,000	1,024,953
Total Technology		15,479,583
Utilities - 2.7%
NRG Energy, Inc.
7.63% due 01/15/18	9,591,000	9,986,629
Talen Energy Supply LLC
6.50% due 05/01/182	3,686,000	3,483,270
GenOn Energy, Inc.
9.50% due 10/15/18	2,940,000	1,925,700
Total Utilities		15,395,599
Total Corporate Bonds
(Cost $581,933,094)		541,629,101

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 5.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.3171%	31,582,242	$31,582,242
Total Securities Lending Collateral
(Cost $31,582,242)		$31,582,242
Total Investments - 100.6%
(Cost $613,897,372)	$573,346,200
Other Assets & Liabilities, net - (0.6)%	(3,241,630)
Total Net Assets - 100.0%	$570,104,570

Other Information (unaudited)	February 29, 2016

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $181,212,266 (cost $197,798,739), or 31.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$541,629,101	$—	$541,629,101
Preferred Stocks	—	92,245	—	92,245
Common Stocks	—	42,612	—	42,612
Securities Lending Collateral	31,582,242	—	—	31,582,242
Total	$31,582,242	$541,763,958	$—	$573,346,200

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 92.2%
Communications - 18.2%
Numericable-SFR S.A.
4.88% due 05/15/191	$6,825,000	$6,855,712
DISH DBS Corp.
7.88% due 09/01/19	3,995,000	4,342,524
Sprint Capital Corp.
6.90% due 05/01/19	4,965,000	4,257,487
T-Mobile USA, Inc.
6.46% due 04/28/19	3,699,000	3,819,217
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	3,967,000	3,094,260
WideOpenWest Finance LLC / WideOpenWest Capital Corp.
10.25% due 07/15/19	2,075,000	1,898,625
13.38% due 10/15/19	1,000,000	905,000
Hughes Satellite Systems Corp.
6.50% due 06/15/19	2,437,000	2,708,116
Avaya, Inc.
7.00% due 04/01/191	3,007,000	1,864,340
9.00% due 04/01/191	1,273,000	805,173
Nokia Oyj
5.38% due 05/15/192	2,255,000	2,398,756
CSC Holdings LLC
8.63% due 02/15/19	1,843,000	1,985,833
TEGNA, Inc.
5.13% due 10/15/19	1,621,000	1,724,339
Frontier Communications Corp.
7.13% due 03/15/19	1,649,000	1,665,490
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	1,493,000	1,515,395
iHeartCommunications, Inc.
9.00% due 12/15/19	1,543,000	1,093,601
FairPoint Communications, Inc.
8.75% due 08/15/191	967,000	934,363
LBI Media, Inc.
10.00% due 04/15/191	967,000	921,068
EarthLink Holdings Corp.
8.88% due 05/15/19	871,000	873,178
CenturyLink, Inc.
6.15% due 09/15/19	673,000	694,873
HC2 Holdings, Inc.
11.00% due 12/01/191	692,000	522,460
VimpelCom Holdings BV
5.20% due 02/13/191	200,000	199,290
Syniverse Holdings, Inc.
9.13% due 01/15/19	335,000	123,113
Cumulus Media Holdings, Inc.
7.75% due 05/01/192	291,000	82,935
Total Communications		45,285,148
Financial - 16.0%
CIT Group, Inc.
5.50% due 02/15/191	5,377,000	5,578,637
3.88% due 02/19/19	3,375,000	3,366,563
International Lease Finance Corp.
6.25% due 05/15/19	3,269,000	3,514,175
5.88% due 04/01/19	1,949,000	2,063,504

	Face Amount	Value
CORPORATE BONDS†† - 92.2% (continued)
Financial - 16.0% (continued)
Navient Corp.
5.50% due 01/15/19	$2,963,000	$2,940,777
4.88% due 06/17/19	2,025,000	1,928,812
Ally Financial, Inc.
3.75% due 11/18/19	2,449,000	2,412,265
3.50% due 01/27/19	2,293,000	2,258,605
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
3.75% due 05/15/19	3,330,000	3,340,390
iStar, Inc.
5.00% due 07/01/19	2,437,000	2,278,595
Springleaf Finance Corp.
5.25% due 12/15/19	2,181,000	1,913,828
OneMain Financial Holdings, Inc.
6.75% due 12/15/191	1,949,000	1,849,114
Aircastle Ltd.
6.25% due 12/01/19	1,417,000	1,503,862
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/191	1,367,000	1,409,719
Vereit Operating Partnership, LP
3.00% due 02/06/19	1,449,000	1,383,795
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19	1,200,000	1,240,500
PHH Corp.
7.38% due 09/01/19	529,000	515,034
Radian Group, Inc.
5.50% due 06/01/19	291,000	288,454
Total Financial		39,786,629
Industrial - 14.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
9.88% due 08/15/19	2,813,000	2,900,905
7.88% due 08/15/19	2,250,000	2,348,437
9.00% due 04/15/19	1,500,000	1,509,450
XPO Logistics, Inc.
7.88% due 09/01/191	3,169,000	3,283,876
Florida East Coast Holdings Corp.
6.75% due 05/01/191	1,993,000	2,005,456
Casella Waste Systems, Inc.
7.75% due 02/15/19	1,633,000	1,612,588
Albea Beauty Holdings S.A.
8.38% due 11/01/191	1,475,000	1,546,906
CNH Industrial Capital LLC
3.38% due 07/15/192	1,605,000	1,518,731
BlueLine Rental Finance Corp.
7.00% due 02/01/191	2,025,000	1,493,438
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.25% due 01/31/191	1,500,000	1,473,750
Global Brass and Copper, Inc.
9.50% due 06/01/19	1,367,000	1,445,603

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 92.2% (continued)
Industrial - 14.2% (continued)
SBA Communications Corp.
5.63% due 10/01/19	$1,255,000	$1,309,906
Greif, Inc.
7.75% due 08/01/19	1,167,000	1,298,288
CTP Transportation Products LLC / CTP Finance, Inc.
8.25% due 12/15/191	1,223,000	1,225,752
Bombardier, Inc.
4.75% due 04/15/191	1,449,000	1,162,822
Sanmina Corp.
4.38% due 06/01/191	1,123,000	1,137,038
Anixter, Inc.
5.63% due 05/01/19	1,023,000	1,072,871
LMI Aerospace, Inc.
7.38% due 07/15/19	1,066,000	999,375
Koppers, Inc.
7.88% due 12/01/19	985,000	972,687
Coveris Holdings S.A.
7.88% due 11/01/191	1,000,000	800,000
AEP Industries, Inc.
8.25% due 04/15/19	723,000	741,075
PaperWorks Industries, Inc.
9.50% due 08/15/191	867,000	734,783
Real Alloy Holding, Inc.
10.00% due 01/15/191	723,000	721,193
Meccanica Holdings USA, Inc.
6.25% due 07/15/191	500,000	535,000
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/192	690,000	500,250
Cleaver-Brooks, Inc.
8.75% due 12/15/191	370,000	345,025
TRAC Intermodal LLC / TRAC Intermodal Corp.
11.00% due 08/15/19	241,000	258,473
LSB Industries, Inc.
7.75% due 08/01/192	291,000	252,443
Navios Maritime Holdings Inc./ Navios Maritime Finance II US Inc
8.13% due 02/15/19	485,000	115,188
Total Industrial		35,321,309
Consumer, Cyclical - 12.7%
Lennar Corp.
4.50% due 11/15/19	1,611,000	1,668,383
4.50% due 06/15/19	1,205,000	1,244,909
American Airlines Group, Inc.
5.50% due 10/01/191	2,743,000	2,763,297
MGM Resorts International
8.63% due 02/01/19	1,993,000	2,267,038
International Game Technology
7.50% due 06/15/19	1,755,000	1,860,300
JC Penney Corporation, Inc.
8.13% due 10/01/192	1,652,000	1,680,910
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/191	1,699,000	1,665,020

	Face Amount	Value
CORPORATE BONDS†† - 92.2% (continued)
Consumer, Cyclical - 12.7% (continued)
Allied Specialty Vehicles, Inc.
8.50% due 11/01/191	$1,617,000	$1,637,212
Jaguar Land Rover Automotive plc
4.25% due 11/15/191	1,500,000	1,513,125
Carlson Wagonlit B.V.
6.88% due 06/15/191	1,500,000	1,503,750
L Brands, Inc.
8.50% due 06/15/19	1,255,000	1,476,194
Guitar Center, Inc.
6.50% due 04/15/191,2	1,687,000	1,450,820
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	673,000	720,110
5.13% due 02/15/19	673,000	670,476
Allegiant Travel Co.
5.50% due 07/15/19	1,217,000	1,226,127
Air Canada
6.75% due 10/01/191	1,161,000	1,198,733
KB Home
4.75% due 05/15/19	1,205,000	1,156,800
Beazer Homes USA, Inc.
5.75% due 06/15/19	1,066,000	863,460
9.13% due 05/15/19	94,000	84,365
TRI Pointe Group Incorporated / TRI Pointe Homes Inc
4.38% due 06/15/19	967,000	937,990
Commercial Vehicle Group, Inc.
7.88% due 04/15/192	1,015,000	852,600
GameStop Corp.
5.50% due 10/01/191	843,000	839,839
CCM Merger, Inc.
9.13% due 05/01/191	723,000	739,268
Radio Systems Corp.
8.38% due 11/01/191	673,000	691,508
Office Depot, Inc.
9.75% due 03/15/191	583,000	613,608
Jo-Ann Stores LLC
8.13% due 03/15/191	191,000	151,368
Algeco Scotsman Global Finance plc
10.75% due 10/15/191	400,000	110,000
Total Consumer, Cyclical		31,587,210
Consumer, Non-cyclical - 12.2%
CHS/Community Health Systems, Inc.
8.00% due 11/15/192	5,500,000	5,224,999
Tenet Healthcare Corp.
5.00% due 03/01/19	3,181,000	3,053,760
5.50% due 03/01/19	1,687,000	1,632,173
Hertz Corp.
6.75% due 04/15/19	3,547,000	3,547,390
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/191	2,399,000	2,614,910
APX Group, Inc.
6.38% due 12/01/19	2,493,000	2,443,140

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 92.2% (continued)
Consumer, Non-cyclical - 12.2% (continued)
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	$2,245,000	$2,143,975
Dole Food Company, Inc.
7.25% due 05/01/191	1,408,000	1,383,360
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/191	1,399,000	1,245,110
Graham Holdings Co.
7.25% due 02/01/19	1,000,000	1,067,500
Diamond Foods, Inc.
7.00% due 03/15/191	982,000	1,018,825
Constellation Brands, Inc.
3.88% due 11/15/19	967,000	1,003,939
RR Donnelley & Sons Co.
8.25% due 03/15/19	935,000	965,387
Safeway, Inc.
5.00% due 08/15/19	982,000	888,710
Cenveo Corp.
6.00% due 08/01/191	967,000	708,328
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	673,000	630,938
Laureate Education, Inc.
9.25% due 09/01/191	1,101,000	567,015
BakerCorp International, Inc.
8.25% due 06/01/19	191,000	135,133
Modular Space Corp.
10.25% due 01/31/191	191,000	53,480
SFX Entertainment, Inc.
9.63% due 02/01/191,3	241,000	18,075
Total Consumer, Non-cyclical		30,346,147
Energy - 5.9%
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
4.13% due 11/15/19	2,363,000	2,097,162
Rockies Express Pipeline LLC
6.00% due 01/15/191	1,955,000	1,837,700
NGPL PipeCo LLC
9.63% due 06/01/191,2	1,629,000	1,539,405
Whiting Petroleum Corp.
5.00% due 03/15/19	3,057,000	1,528,500
ContourGlobal Power Holdings S.A.
7.13% due 06/01/191	1,650,000	1,518,000
DCP Midstream LLC
9.75% due 03/15/191	1,455,000	1,361,151
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.50% due 10/15/191	1,438,000	1,351,720
Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp.
6.50% due 04/01/19	1,000,000	725,000

	Face Amount	Value
CORPORATE BONDS†† - 92.2% (continued)
Energy - 5.9% (continued)
Oasis Petroleum, Inc.
7.25% due 02/01/192	$1,000,000	$615,000
PHI, Inc.
5.25% due 03/15/19	723,000	596,475
SEACOR Holdings, Inc.
7.38% due 10/01/19	579,000	470,438
Bill Barrett Corp.
7.63% due 10/01/192	773,000	388,433
Clayton Williams Energy, Inc.
7.75% due 04/01/19	435,000	219,675
Basic Energy Services, Inc.
7.75% due 02/15/19	529,000	100,510
EV Energy Partners Limited Partnership / EV Energy Finance Corp.
8.00% due 04/15/19	435,000	97,875
SunCoke Energy, Inc.
7.63% due 08/01/19	91,000	88,725
W&T Offshore, Inc.
8.50% due 06/15/19	491,000	58,920
Comstock Resources, Inc.
7.75% due 04/01/19	442,000	46,410
Forbes Energy Services Ltd.
9.00% due 06/15/192	122,000	43,310
Penn Virginia Corp.
7.25% due 04/15/19	191,000	17,190
Total Energy		14,701,599
Basic Materials - 5.9%
ArcelorMittal
10.85% due 06/01/19	3,739,000	3,953,992
Consolidated Energy Finance S.A.
6.75% due 10/15/191	3,000,000	2,610,000
INEOS Group Holdings S.A.
5.88% due 02/15/191,2	1,900,000	1,869,125
Steel Dynamics, Inc.
6.13% due 08/15/19	1,592,000	1,635,780
Allegheny Technologies, Inc.
9.38% due 06/01/19	1,217,000	1,022,280
Mercer International, Inc.
7.00% due 12/01/192	985,000	920,975
Unifrax I LLC/Unifrax Holding Co.
7.50% due 02/15/191	813,000	634,140
First Quantum Minerals Ltd.
7.25% due 10/15/191	950,000	527,250
Vedanta Resources plc
6.00% due 01/31/191	800,000	473,240
Teck Resources Ltd.
3.00% due 03/01/192	595,000	456,663
Tembec Industries, Inc.
9.00% due 12/15/191,2	696,000	452,400
Total Basic Materials		14,555,845
Utilities - 4.3%
Dynegy, Inc.
6.75% due 11/01/19	6,185,000	5,763,646
Talen Energy Supply LLC
4.63% due 07/15/191	2,607,000	2,111,670

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 92.2% (continued)
Utilities - 4.3% (continued)
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25% due 08/20/19	$1,551,000	$1,543,245
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
5.13% due 07/15/19	1,205,000	713,963
DPL, Inc.
6.75% due 10/01/19	485,000	488,638
Total Utilities		10,621,162
Technology - 1.5%
Dell, Inc.
5.88% due 06/15/192	2,046,000	2,115,053
Emdeon, Inc.
11.00% due 12/31/19	967,000	994,801

	Face Amount	Value
CORPORATE BONDS†† - 92.2% (continued)
Technology - 1.5% (continued)
Advanced Micro Devices, Inc.
6.75% due 03/01/19	$867,000	$637,245
Total Technology		3,747,099
Diversified - 1.3%
HRG Group, Inc.
7.88% due 07/15/191	3,149,000	3,290,705
Total Diversified		3,290,705
Total Corporate Bonds
(Cost $249,429,570)		229,242,853

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 3.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.3196%	7,868,978	$7,868,978
Total Securities Lending Collateral
(Cost $7,868,978)		7,868,978
Total Investments - 95.4%
(Cost $257,298,548)		$237,111,831
Other Assets & Liabilities, net - 4.6%		11,506,251
Total Net Assets - 100.0%		$248,618,082

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $76,908,867 (cost $84,776,645), or 30.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 – See Note 4.
3	Security is in default of interest and/or principal obligations.
4	Securities lending collateral – See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$229,242,853	$—	$229,242,853
Securities Lending Collateral	7,868,978	—	—	7,868,978
Total	$7,868,978	$229,242,853	$—	$237,111,831

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.4%
Communications - 20.4%
T-Mobile USA, Inc.
6.54% due 04/28/20	$1,128,000	$1,173,120
6.63% due 11/15/20	945,000	987,524
SoftBank Corp.
4.50% due 04/15/201	1,900,000	1,883,849
Wind Acquisition Finance S.A.
4.75% due 07/15/201	1,300,000	1,260,999
6.50% due 04/30/201	500,000	508,750
Sprint Communications, Inc.
7.00% due 03/01/201	800,000	790,000
7.00% due 08/15/20	927,000	732,330
Frontier Communications Corp.
8.88% due 09/15/201	927,000	960,603
8.50% due 04/15/20	511,000	521,859
Sirius XM Radio, Inc.
5.88% due 10/01/201	771,000	807,623
4.25% due 05/15/201	462,000	470,085
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	1,203,000	1,063,150
DISH DBS Corp.
5.13% due 05/01/20	1,033,000	1,025,253
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	761,000	784,781
Level 3 Financing, Inc.
7.00% due 06/01/20	694,000	729,568
SBA Telecommunications, Inc.
5.75% due 07/15/20	695,000	724,538
CenturyLink, Inc.
5.63% due 04/01/20	649,000	659,546
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38% due 09/15/201	649,000	637,643
Cablevision Systems Corp.
8.00% due 04/15/20	657,000	619,223
Gannett Company, Inc.
5.13% due 07/15/20	571,000	598,123
MDC Partners, Inc.
6.75% due 04/01/201	511,000	521,859
Cincinnati Bell, Inc.
8.38% due 10/15/20	463,000	459,528
Cogeco Communications, Inc.
4.88% due 05/01/201	417,000	423,255
Windstream Corp.
7.75% due 10/15/20	371,000	308,282
Altice Finco S.A.
9.88% due 12/15/201	258,000	276,060
EarthLink Holdings Corp.
7.38% due 06/01/20	250,000	253,125
ViaSat, Inc.
6.88% due 06/15/20	185,000	192,289

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Communications - 20.4% (continued)
j2 Global, Inc.
8.00% due 08/01/20	$160,000	$168,000
Total Communications		19,540,965
Consumer, Cyclical - 16.9%
MGM Resorts International
6.75% due 10/01/20	833,000	895,475
5.25% due 03/31/20	462,000	473,550
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20	1,300,000	1,287,000
HD Supply, Inc.
7.50% due 07/15/20	1,065,000	1,126,237
Family Tree Escrow LLC
5.25% due 03/01/201	962,000	1,014,910
Dufry Finance SCA
5.50% due 10/15/201	700,000	733,250
Rexel S.A.
5.25% due 06/15/201	700,000	707,000
ZF North America Capital, Inc.
4.00% due 04/29/201	700,000	707,000
International Game Technology plc
5.63% due 02/15/201	700,000	701,750
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	663,000	676,260
DR Horton, Inc.
4.00% due 02/15/20	649,000	663,602
American Airlines Group, Inc.
4.63% due 03/01/201	663,000	641,453
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	591,000	623,505
DreamWorks Animation SKG, Inc.
6.88% due 08/15/201	523,000	528,230
Michaels Stores, Inc.
5.88% due 12/15/201	462,000	477,015
Jaguar Land Rover Automotive plc
3.50% due 03/15/201	450,000	444,375
K Hovnanian Enterprises, Inc.
9.13% due 11/15/201	463,000	289,375
7.25% due 10/15/201	185,000	145,225
Ryland Group, Inc.
6.63% due 05/01/20	375,000	405,000
United Continental Holdings, Inc.
6.00% due 12/01/20	385,000	400,400
Boyd Gaming Corp.
9.00% due 07/01/20	374,000	396,440
Yum! Brands, Inc.
3.88% due 11/01/202	400,000	386,500
KB Home
8.00% due 03/15/20	371,000	374,710
Meritage Homes Corp.
7.15% due 04/15/20	323,000	337,535
Wolverine World Wide, Inc.
6.13% due 10/15/20	236,000	243,670

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Consumer, Cyclical - 16.9% (continued)
Tempur Sealy International, Inc.
6.88% due 12/15/20	$227,000	$240,166
William Lyon Homes, Inc.
8.50% due 11/15/20	230,000	230,000
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	185,000	214,600
JC Penney Company, Inc.
5.65% due 06/01/202	185,000	170,200
Brookfield Residential Properties, Inc.
6.50% due 12/15/201	185,000	169,275
L Brands, Inc.
7.00% due 05/01/20	141,000	161,798
PF Chang's China Bistro, Inc.
10.25% due 06/30/201,2	185,000	158,638
Titan International, Inc.
6.88% due 10/01/202	91,000	66,885
Scientific Games International, Inc.
6.25% due 09/01/20	91,000	49,595
Total Consumer, Cyclical		16,140,624
Consumer, Non-cyclical - 16.1%
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/201	1,723,000	1,589,467
5.38% due 03/15/201	1,538,000	1,399,580
7.00% due 10/01/201	692,000	655,670
Tenet Healthcare Corp.
6.00% due 10/01/20	1,409,000	1,503,403
4.75% due 06/01/20	555,000	563,325
6.75% due 02/01/20	371,000	358,015
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	1,221,000	1,105,004
JBS Investments GmbH
7.75% due 10/28/201	800,000	774,000
JBS USA LLC / JBS USA Finance, Inc.
8.25% due 02/01/201	739,000	744,912
Fresenius Medical Care US Finance II, Inc.
4.13% due 10/15/201	663,000	679,575
WellCare Health Plans, Inc.
5.75% due 11/15/20	649,000	669,281
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.88% due 04/15/201	662,000	658,690
Amsurg Corp.
5.63% due 11/30/20	573,000	593,771
Cott Beverages, Inc.
6.75% due 01/01/20	462,000	487,410
Alere, Inc.
6.50% due 06/15/20	462,000	480,480
Kindred Healthcare, Inc.
8.00% due 01/15/20	462,000	429,660

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Consumer, Non-cyclical - 16.1% (continued)
RR Donnelley & Sons Co.
7.63% due 06/15/20	$429,000	$422,029
Hertz Corp.
5.88% due 10/15/202	417,000	406,575
ACCO Brands Corp.
6.75% due 04/30/20	371,000	394,188
Live Nation Entertainment, Inc.
7.00% due 09/01/201	371,000	390,941
APX Group, Inc.
8.75% due 12/01/202	371,000	303,293
Deluxe Corp.
6.00% due 11/15/20	230,000	239,488
Service Corporation International
4.50% due 11/15/20	185,000	190,550
Prestige Brands, Inc.
8.13% due 02/01/20	161,000	168,744
Universal Hospital Services, Inc.
7.63% due 08/15/20	185,000	161,413
Total Consumer, Non-cyclical		15,369,464
Industrial - 10.8%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
5.75% due 10/15/20	2,593,000	2,670,789
Ball Corp.
4.38% due 12/15/20	1,000,000	1,046,875
Novelis, Inc.
8.75% due 12/15/20	1,000,000	932,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
9.13% due 10/15/201	675,000	697,781
7.00% due 11/15/201	35,294	33,000
CNH Industrial Capital LLC
4.38% due 11/06/202	743,000	715,138
Louisiana-Pacific Corp.
7.50% due 06/01/20	566,000	588,640
Briggs & Stratton Corp.
6.88% due 12/15/20	543,000	585,083
Silgan Holdings, Inc.
5.00% due 04/01/20	555,000	566,100
Terex Corp.
6.50% due 04/01/20	555,000	530,025
Boise Cascade Co.
6.38% due 11/01/20	435,000	426,300
Sealed Air Corp.
6.50% due 12/01/201	371,000	417,375
Advanced Disposal Services, Inc.
8.25% due 10/01/20	340,000	334,900
TransDigm, Inc.
5.50% due 10/15/20	323,000	317,348
Norbord, Inc.
5.38% due 12/01/201	185,000	183,150
Bombardier, Inc.
7.75% due 03/15/201	185,000	148,925
GrafTech International Ltd.
6.38% due 11/15/20	91,000	53,235

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Industrial - 10.8% (continued)
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	$91,000	$47,775
Abengoa Finance SAU
7.75% due 02/01/201,4	200,000	22,500
Total Industrial		10,317,439
Financial - 10.7%
Ally Financial, Inc.
7.50% due 09/15/20	759,000	840,592
8.00% due 03/15/20	645,000	719,175
4.13% due 03/30/20	662,000	660,345
Navient Corp.
8.00% due 03/25/20	1,033,000	1,022,670
5.00% due 10/26/20	463,000	409,755
International Lease Finance Corp.
8.25% due 12/15/20	941,000	1,091,559
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
4.25% due 07/01/20	500,000	503,125
4.63% due 10/30/20	450,000	459,000
CIT Group, Inc.
5.38% due 05/15/20	711,000	735,885
NewStar Financial, Inc.
7.25% due 05/01/20	673,000	601,494
KCG Holdings, Inc.
6.88% due 03/15/201	649,000	551,650
Aircastle Ltd.
7.63% due 04/15/20	462,000	507,623
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	511,000	482,895
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/201	600,000	465,000
Iron Mountain, Inc.
6.00% due 10/01/201,2	400,000	425,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/201	400,000	324,000
Equinix, Inc.
4.88% due 04/01/20	279,000	290,858
Genworth Holdings, Inc.
7.70% due 06/15/20	185,000	132,275
Total Financial		10,222,901
Energy - 10.3%
Sabine Pass LNG, LP
6.50% due 11/01/20	661,000	700,461
Energy Transfer Equity, LP
7.50% due 10/15/20	749,000	689,080
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20	607,000	573,615
Antero Resources Corp.
6.00% due 12/01/20	585,000	526,500

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Energy - 10.3% (continued)
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.63% due 10/01/201	$580,000	$516,200
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	649,000	472,148
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	1,549,000	460,827
Seven Generations Energy Ltd.
8.25% due 05/15/201	462,000	444,675
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/201	462,000	441,787
Gulfport Energy Corp.
7.75% due 11/01/20	462,000	436,590
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	462,000	431,970
Precision Drilling Corp.
6.63% due 11/15/20	626,000	419,420
NuStar Logistics, LP
4.80% due 09/01/20	500,000	402,500
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	463,000	361,140
DCP Midstream LLC
5.35% due 03/15/201	462,000	348,798
Citgo Holding, Inc.
10.75% due 02/15/201	371,000	338,074
Transocean, Inc.
6.50% due 11/15/202	553,000	329,035
WPX Energy, Inc.
7.50% due 08/01/20	462,000	293,370
Comstock Resources, Inc.
10.00% due 03/15/201,2	705,000	259,088
Halcon Resources Corp.
8.63% due 02/01/201,2	462,000	256,988
Northern Oil and Gas, Inc.
8.00% due 06/01/202	462,000	224,070
Calfrac Holdings, LP
7.50% due 12/01/201,2	462,000	194,040
SandRidge Energy, Inc.
8.75% due 06/01/201	926,000	179,505
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.50% due 03/01/20	185,000	175,750
Parker Drilling Co.
7.50% due 08/01/20	185,000	130,425
Resolute Energy Corp.
8.50% due 05/01/20	185,000	59,200
CHC Helicopter S.A.
9.25% due 10/15/202	90,000	32,400
Pacific Drilling S.A.
5.38% due 06/01/201,2	150,000	30,750

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Energy - 10.3% (continued)
Berry Petroleum Co.
6.75% due 11/01/20	$223,000	$25,645
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	185,000	20,813
Penn Virginia Corp.
8.50% due 05/01/20	145,000	13,050
Total Energy		9,787,914
Basic Materials - 7.2%
ArcelorMittal
5.13% due 06/01/202	741,000	665,048
6.25% due 08/05/202	717,000	649,780
Blue Cube Spinco, Inc.
9.75% due 10/15/231	750,000	838,125
Huntsman International LLC
4.88% due 11/15/202	805,000	762,738
TPC Group, Inc.
8.75% due 12/15/201	741,000	470,535
PH Glatfelter Co.
5.38% due 10/15/20	462,000	457,380
Lundin Mining Corp.
7.50% due 11/01/201	462,000	411,180
New Gold, Inc.
7.00% due 04/15/201	462,000	389,812
Eldorado Gold Corp.
6.13% due 12/15/201	462,000	388,658
United States Steel Corp.
7.38% due 04/01/202	600,000	382,125
Hexion, Inc.
6.63% due 04/15/20	417,000	331,515
Allegheny Technologies, Inc.
5.95% due 01/15/21	414,000	313,605
AK Steel Corp.
7.63% due 05/15/20	417,000	254,370
First Quantum Minerals Ltd.
6.75% due 02/15/201	462,000	242,550
Aleris International, Inc.
7.88% due 11/01/20	230,000	181,700

	Face Amount	Value
CORPORATE BONDS†† - 97.4% (continued)
Basic Materials - 7.2% (continued)
Tronox Finance LLC
6.38% due 08/15/20	$279,000	$176,468
Total Basic Materials		6,915,589
Technology - 3.9%
First Data Corp.
6.75% due 11/01/201	939,000	993,461
Nuance Communications, Inc.
5.38% due 08/15/201	695,000	714,113
Infor US, Inc.
5.75% due 08/15/201	613,000	619,130
NXP BV / NXP Funding LLC
4.13% due 06/15/201	500,000	506,925
IMS Health, Inc.
6.00% due 11/01/201,2	371,000	384,601
ACI Worldwide, Inc.
6.38% due 08/15/201	328,000	336,200
Advanced Micro Devices, Inc.
7.75% due 08/01/202	185,000	127,188
Total Technology		3,681,618
Utilities - 0.6%
AES Corp.
8.00% due 06/01/202	547,000	603,068
Diversified - 0.5%
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/201	462,000	442,365
Total Corporate Bonds
(Cost $102,314,627)		93,021,947

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.3100%	5,257,655	$5,257,655
Total Securities Lending Collateral
(Cost $5,257,655)		5,257,655
Total Investments - 102.9%
(Cost $107,572,282)		$98,279,602
Other Assets & Liabilities, net - (2.9)%		(2,809,693)
Total Net Assets - 100.0%		$95,469,909

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $35,166,999 (cost $38,796,730), or 36.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 - See Note 4.
3	Securities lending collateral - See Note 4.
4	Security is in default.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

See Sector Classification in Supplemental Information section.

The following table summarized the inputs used to value the Fund’s net assets at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$93,021,947	$—	$93,021,947
Securities Lending Collateral	5,257,655	—	—	5,257,655
Total	$5,257,655	$93,021,947	$—	$98,279,602

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.0%
Communications - 21.7%
T-Mobile USA, Inc.
6.25% due 04/01/21	$369,000	$388,372
6.63% due 04/28/21	277,000	290,849
DISH DBS Corp.
6.75% due 06/01/21	599,000	611,728
Wind Acquisition Finance S.A.
7.38% due 04/23/211	600,000	554,999
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50% due 04/30/21	277,000	288,426
5.25% due 03/15/21	185,000	192,863
Sinclair Television Group, Inc.
6.38% due 11/01/21	185,000	192,862
5.38% due 04/01/21	185,000	188,238
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13% due 12/15/211	323,000	297,563
CSC Holdings LLC
6.75% due 11/15/21	277,000	281,848
Sprint Corp.
7.25% due 09/15/21	369,000	279,518
Virgin Media Secured Finance plc
5.25% due 01/15/21	200,000	212,500
Netflix, Inc.
5.38% due 02/01/21	185,000	199,338
Level 3 Financing, Inc.
6.13% due 01/15/21	184,000	192,740
Sirius XM Radio, Inc.
5.75% due 08/01/211	185,000	192,631
TEGNA, Inc.
4.88% due 09/15/211	185,000	190,088
CenturyLink, Inc.
6.45% due 06/15/21	185,000	188,815
GCI, Inc.
6.75% due 06/01/21	184,000	183,080
CommScope, Inc.
5.00% due 06/15/211	185,000	181,994
Cogent Communications Finance, Inc.
5.63% due 04/15/211	185,000	176,213
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	138,000	150,765
Windstream Services LLC
7.75% due 10/01/21	185,000	150,197
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	195,000	136,500
Hughes Satellite Systems Corp.
7.63% due 06/15/21	92,000	99,935

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Communications - 21.7% (continued)
TIBCO Software, Inc.
11.38% due 12/01/211	$92,000	$75,555
Total Communications		5,897,617
Consumer, Cyclical - 20.0%
Pinnacle Entertainment, Inc.
6.38% due 08/01/21	231,000	246,304
7.50% due 04/15/21	185,000	193,325
Schaeffler Finance BV
4.75% due 05/15/211	200,000	202,499
4.25% due 05/15/211	200,000	202,000
MGM Resorts International
6.63% due 12/15/21	369,000	393,907
Rite Aid Corp.
6.75% due 06/15/21	369,000	392,063
HD Supply, Inc.
5.25% due 12/15/211	369,000	387,910
Dana Holding Corp.
5.38% due 09/15/21	185,000	179,565
6.75% due 02/15/21	59,000	60,106
L Brands, Inc.
6.63% due 04/01/21	185,000	207,894
Allegion US Holding Company, Inc.
5.75% due 10/01/21	185,000	194,712
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21	185,000	192,863
Cedar Fair LP / Canada's Wonderland Company / Magnum Management Corp.
5.25% due 03/15/21	185,000	192,169
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/211	185,000	190,088
Six Flags Entertainment Corp.
5.25% due 01/15/211	185,000	190,060
William Carter Co.
5.25% due 08/15/21	185,000	189,625
WMG Acquisition Corp.
6.00% due 01/15/211	185,000	188,700
Suburban Propane Partners LP / Suburban Energy Finance Corp.
7.38% due 08/01/21	185,000	182,225
Penn National Gaming, Inc.
5.88% due 11/01/212	185,000	180,952
Air Canada
7.75% due 04/15/211	185,000	179,913
KB Home
7.00% due 12/15/21	185,000	176,675
Yum! Brands, Inc.
3.75% due 11/01/21	185,000	169,159
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	185,000	142,450

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Consumer, Cyclical - 20.0% (continued)
Neiman Marcus Group Limited LLC
8.00% due 10/15/211,2	$185,000	$131,332
Sugarhouse HSP Gaming Prop Mezz Limited Partnership / Sugarhouse HSP Gaming Finance Corp.
6.38% due 06/01/211	116,000	108,460
CalAtlantic Group, Inc.
8.38% due 01/15/21	92,000	105,340
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/211	92,000	92,000
Taylor Morrison Communities Incorporated / Monarch Communities Inc
5.25% due 04/15/211	92,000	86,020
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/211	45,000	48,600
National CineMedia LLC
7.88% due 07/15/21	34,000	35,445
Total Consumer, Cyclical		5,442,361
Consumer, Non-cyclical - 15.7%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/211	277,000	262,457
5.63% due 12/01/211	185,000	159,215
6.75% due 08/15/211	92,000	84,180
Post Holdings, Inc.
6.75% due 12/01/211	369,000	392,524
Tenet Healthcare Corp.
4.50% due 04/01/21	185,000	184,769
4.38% due 10/01/21	185,000	183,381
JBS USA LLC / JBS USA Finance, Inc.
7.25% due 06/01/211	331,000	321,898
LifePoint Health, Inc.
5.50% due 12/01/21	277,000	286,695
Revlon Consumer Products Corp.
5.75% due 02/15/21	277,000	279,077
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/211	231,000	233,888
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/211	185,000	200,725
Vector Group Ltd.
7.75% due 02/15/21	185,000	197,719
HCA Holdings, Inc.
6.25% due 02/15/21	185,000	196,563
Nielsen Company Luxembourg SARL
5.50% due 10/01/211	185,000	192,400

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Consumer, Non-cyclical - 15.7% (continued)
Smithfield Foods, Inc.
5.88% due 08/01/211	$185,000	$188,873
B&G Foods, Inc.
4.63% due 06/01/21	185,000	187,775
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	185,000	186,850
Prestige Brands, Inc.
5.38% due 12/15/211	184,000	182,620
Edgewell Personal Care Co.
4.70% due 05/19/21	92,000	95,679
Hertz Corp.
7.38% due 01/15/21	92,000	91,770
Constellation Brands, Inc.
3.75% due 05/01/21	69,000	70,725
RR Donnelley & Sons Co.
7.88% due 03/15/21	69,000	64,601
Elizabeth Arden, Inc.
7.38% due 03/15/212	60,000	34,500
Total Consumer, Non-cyclical		4,278,884
Financial - 10.8%
OneMain Financial Holdings, Inc.
7.25% due 12/15/211	231,000	216,852
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
5.00% due 10/01/21	200,000	205,750
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
4.50% due 05/15/21	200,000	202,250
DuPont Fabros Technology, LP
5.88% due 09/15/21	185,000	193,325
GEO Group, Inc.
6.63% due 02/15/21	185,000	191,475
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/211	185,000	188,700
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/211	184,000	187,680
RHP Hotel Properties Limited Partnership / RHP Finance Corp.
5.00% due 04/15/21	185,000	186,850
Aircastle Ltd.
5.13% due 03/15/21	185,000	186,156
CTR Partnership Limited Partnership / CareTrust Capital Corp.
5.88% due 06/01/21	184,000	179,860
Credit Acceptance Corp.
6.13% due 02/15/21	185,000	172,744
HUB International Ltd.
7.88% due 10/01/211	185,000	166,038
Springleaf Finance Corp.
7.75% due 10/01/21	185,000	164,881
Navient Corp.
5.88% due 03/25/21	185,000	163,031

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Financial - 10.8% (continued)
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/211	$200,000	$150,750
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.50% due 02/01/21	92,000	93,352
International Lease Finance Corp.
4.63% due 04/15/21	92,000	93,150
Total Financial		2,942,844
Industrial - 10.4%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	200,000	207,499
8.25% due 02/15/21	200,000	197,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.75% due 01/31/211	200,000	188,750
6.00% due 06/30/211	200,000	184,000
Vulcan Materials Co.
7.50% due 06/15/21	185,000	215,063
Huntington Ingalls Industries, Inc.
5.00% due 12/15/211	185,000	195,406
USG Corp.
5.88% due 11/01/211	185,000	192,863
Gibraltar Industries, Inc.
6.25% due 02/01/21	185,000	186,850
Clean Harbors, Inc.
5.13% due 06/01/21	185,000	184,306
Anixter, Inc.
5.13% due 10/01/21	185,000	180,144
Terex Corp.
6.00% due 05/15/21	185,000	175,750
Triumph Group, Inc.
4.88% due 04/01/21	185,000	148,925
CPG Merger Sub LLC
8.00% due 10/01/211	152,000	140,600
Nortek, Inc.
8.50% due 04/15/21	126,000	130,725
CEVA Group plc
7.00% due 03/01/211	125,000	101,250
TransDigm, Inc.
7.50% due 07/15/21	92,000	94,990
Graphic Packaging International, Inc.
4.75% due 04/15/21	92,000	93,725
Total Industrial		2,818,346
Energy - 6.6%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	300,000	287,813
Concho Resources, Inc.
7.00% due 01/15/21	231,000	227,534

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Energy - 6.6% (continued)
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21	$185,000	$171,125
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/211	185,000	158,175
Range Resources Corp.
5.75% due 06/01/21	184,000	156,400
QEP Resources, Inc.
6.88% due 03/01/21	185,000	134,125
Precision Drilling Corp.
6.50% due 12/15/21	185,000	120,250
SM Energy Co.
6.50% due 11/15/212	261,000	118,755
Transocean, Inc.
7.13% due 12/15/212	200,000	110,500
Unit Corp.
6.63% due 05/15/21	185,000	87,875
Whiting Petroleum Corp.
5.75% due 03/15/21	185,000	87,413
Sanchez Energy Corp.
7.75% due 06/15/21	100,000	41,000
California Resources Corp.
5.50% due 09/15/21	277,000	38,780
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	183,000	26,535
Targa Resources Partners LP / Targas Resources Finance Corp.
6.88% due 02/01/21	23,000	20,125
Total Energy		1,786,405
Basic Materials - 5.5%
ArcelorMittal
6.50% due 03/01/212	369,000	333,944
Celanese US Holdings LLC
5.88% due 06/15/21	184,000	195,960
WR Grace & Co.
5.13% due 10/01/211	185,000	192,863
Eagle Spinco, Inc.
4.63% due 02/15/21	185,000	183,696
Chemtura Corp.
5.75% due 07/15/21	185,000	183,150
Steel Dynamics, Inc.
5.13% due 10/01/21	185,000	181,300
United States Steel Corp.
6.88% due 04/01/21	184,000	103,960
Allegheny Technologies, Inc.
5.95% due 01/15/21	90,000	68,175
Teck Resources Ltd.
4.50% due 01/15/21	85,000	55,675
Total Basic Materials		1,498,723
Technology - 3.4%
Audatex North America, Inc.
6.00% due 06/15/211	400,000	405,500

Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Technology - 3.4% (continued)
NCR Corp.
5.88% due 12/15/21	$185,000	$182,457
4.63% due 02/15/21	185,000	176,906
Dell, Inc.
4.63% due 04/01/21	185,000	171,125
Total Technology		935,988
Utilities - 2.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
6.50% due 05/20/21	185,000	185,462
DPL, Inc.
7.25% due 10/15/21	185,000	182,688
NRG Energy, Inc.
7.88% due 05/15/21	192,000	182,160

	Face Amount	Value
CORPORATE BONDS†† - 97.0% (continued)
Utilities - 2.4% (continued)
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	$185,000	$107,300
Total Utilities		657,610
Diversified - 0.5%
Opal Acquisition, Inc.
8.88% due 12/15/211	185,000	138,519
Total Corporate Bonds
(Cost $28,381,154)		26,397,297

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.7%
BNY Mellon Separately Managed Cash Collateral Account, 0.3267%	740,492	$740,492
Total Securities Lending Collateral
(Cost $740,492)		740,492
Total Investments - 99.7%
(Cost $29,121,646)		$27,137,789
Other Assets & Liabilities, net - 0.3%		70,416
Total Net Assets - 100.0%		$27,208,205

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $8,703,351 (cost $9,149,894), or 32.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$26,397,297	$—	$26,397,297
Securities Lending Collateral	740,492	—	—	740,492
Total	$740,492	$26,397,297	$—	$27,137,789

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.3%
Communications - 25.3%
Numericable-SFR S.A.
6.00% due 05/15/221	$800,000	$796,000
Frontier Communications Corp.
10.50% due 09/15/221	500,000	506,875
8.75% due 04/15/22	100,000	94,250
T-Mobile USA, Inc.
6.73% due 04/28/22	300,000	315,330
6.13% due 01/15/22	200,000	206,500
Altice Luxembourg S.A.
7.75% due 05/15/221	500,000	486,249
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	500,000	474,375
Level 3 Financing, Inc.
5.38% due 08/15/22	400,000	412,500
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/221,2	400,000	406,500
Inmarsat Finance plc
4.88% due 05/15/221	400,000	393,500
DISH DBS Corp.
5.88% due 07/15/22	400,000	384,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	300,000	304,125
Cable One, Inc.
5.75% due 06/15/221	302,000	303,510
West Corp.
5.38% due 07/15/221	300,000	269,625
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	255,000	260,100
Univision Communications, Inc.
6.75% due 09/15/221	200,000	213,240
Level 3 Communications, Inc.
5.75% due 12/01/22	200,000	207,000
AMC Networks, Inc.
4.75% due 12/15/22	200,000	203,750
Match Group, Inc.
6.75% due 12/15/221	200,000	203,500
Altice Financing S.A.
6.50% due 01/15/221	200,000	202,500
Cogent Communications Group, Inc.
5.38% due 03/01/221	200,000	194,500
Acosta, Inc.
7.75% due 10/01/221	200,000	177,000
Cablevision Systems Corp.
5.88% due 09/15/22	200,000	160,500
Sprint Communications, Inc.
6.00% due 11/15/22	200,000	142,000
Intelsat Jackson Holdings S.A.
6.63% due 12/15/222	200,000	101,500

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Communications - 25.3% (continued)
McClatchy Co.
9.00% due 12/15/22	$77,000	$68,049
Total Communications		7,486,978
Consumer, Non-cyclical - 20.8%
Tenet Healthcare Corp.
8.13% due 04/01/22	550,000	543,466
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	600,000	517,500
HCA, Inc.
7.50% due 02/15/22	400,000	453,920
Post Holdings, Inc.
7.38% due 02/15/22	200,000	212,750
6.00% due 12/15/221	200,000	208,500
Energizer Holdings, Inc.
4.70% due 05/24/22	300,000	304,500
MPH Acquisition Holdings LLC
6.63% due 04/01/221	270,000	272,700
Constellation Brands, Inc.
6.00% due 05/01/22	200,000	226,000
Fresenius Medical Care US Finance II, Inc.
5.88% due 01/31/221	200,000	219,500
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	215,000
Smithfield Foods, Inc.
6.63% due 08/15/22	200,000	212,000
DaVita HealthCare Partners, Inc.
5.75% due 08/15/22	200,000	211,250
Hologic, Inc.
5.25% due 07/15/221	200,000	210,230
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22	200,000	207,750
Amsurg Corp.
5.63% due 07/15/22	200,000	206,750
Endo Finance LLC
5.75% due 01/15/221	200,000	203,000
Envision Healthcare Corp.
5.13% due 07/01/221	200,000	202,000
Live Nation Entertainment, Inc.
5.38% due 06/15/221	200,000	199,500
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	200,000	199,300
Darling Ingredients, Inc.
5.38% due 01/15/22	200,000	197,750
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/221	200,000	187,750
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/221	200,000	184,000

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Consumer, Non-cyclical - 20.8% (continued)
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/221	$200,000	$181,000
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	169,250
Ashtead Capital, Inc.
6.50% due 07/15/221	136,000	140,420
Endo Finance LLC / Endo Finco, Inc.
7.75% due 01/15/221	61,000	63,593
Total Consumer, Non-cyclical		6,149,379
Consumer, Cyclical - 17.1%
1011778 BC ULC / New Red Finance, Inc.
6.00% due 04/01/221	200,000	209,000
4.63% due 01/15/221	200,000	204,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/222	400,000	399,500
ZF North America Capital, Inc.
4.50% due 04/29/221	400,000	396,000
WMG Acquisition Corp.
6.75% due 04/15/221	200,000	189,000
5.63% due 04/15/221	100,000	99,500
Lennar Corp.
4.75% due 11/15/22	285,000	282,863
H&E Equipment Services, Inc.
7.00% due 09/01/222	294,000	281,505
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	239,190
MGM Resorts International
7.75% due 03/15/22	200,000	218,750
L Brands, Inc.
5.63% due 02/15/22	200,000	215,100
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	200,000	212,500
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	200,000	211,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	200,000	206,250
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	204,000
PVH Corp.
4.50% due 12/15/22	200,000	202,000
DR Horton, Inc.
4.38% due 09/15/22	200,000	200,500
KB Home
7.50% due 09/15/22	200,000	190,500
International Game Technology plc
6.25% due 02/15/221	200,000	189,875
Group 1 Automotive, Inc.
5.00% due 06/01/22	200,000	188,000
Viking Cruises Ltd.
8.50% due 10/15/221	200,000	186,500

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Consumer, Cyclical - 17.1% (continued)
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	$200,000	$145,000
CalAtlantic Group, Inc.
5.38% due 10/01/22	100,000	100,500
Brookfield Residential Properties Incorporated / Brookfield Residential US Corp.
6.13% due 07/01/221	100,000	84,000
Total Consumer, Cyclical		5,055,533
Industrial - 8.7%
Berry Plastics Corp.
6.00% due 10/15/221,2	200,000	209,000
5.50% due 05/15/22	200,000	208,250
KLX, Inc.
5.88% due 12/01/221	250,000	239,375
Ball Corp.
5.00% due 03/15/22	200,000	209,250
Zebra Technologies Corp.
7.25% due 10/15/22	200,000	209,000
Sealed Air Corp.
4.88% due 12/01/221	200,000	206,750
Silgan Holdings, Inc.
5.50% due 02/01/22	200,000	206,000
SBA Communications Corp.
4.88% due 07/15/22	200,000	204,250
Actuant Corp.
5.63% due 06/15/22	200,000	203,000
AECOM
5.75% due 10/15/22	200,000	202,750
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/221	200,000	198,750
Amsted Industries, Inc.
5.00% due 03/15/221	200,000	197,000
Belden, Inc.
5.50% due 09/01/221	100,000	97,000
Total Industrial		2,590,375
Energy - 8.2%
Antero Resources Corp.
5.13% due 12/01/22	350,000	300,125
CONSOL Energy, Inc.
5.88% due 04/15/222	450,000	295,875
Concho Resources, Inc.
5.50% due 10/01/22	200,000	186,375
6.50% due 01/15/22	100,000	96,500
Range Resources Corp.
5.00% due 08/15/222	250,000	210,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	200,000	191,500
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.25% due 10/15/221	200,000	185,000

Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Energy - 8.2% (continued)
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.38% due 08/01/22	$200,000	$173,000
Chesapeake Energy Corp.
8.00% due 12/15/221	413,000	163,135
QEP Resources, Inc.
5.38% due 10/01/22	200,000	137,000
Laredo Petroleum, Inc.
7.38% due 05/01/222	200,000	129,500
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.75% due 04/01/22	200,000	91,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.13% due 03/01/22	100,000	72,500
WPX Energy, Inc.
6.00% due 01/15/22	100,000	57,750
Transocean, Inc.
4.30% due 10/15/22	114,000	56,430
Denbury Resources, Inc.
5.50% due 05/01/22	100,000	31,750
Berry Petroleum Company LLC
6.38% due 09/15/22	200,000	22,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	200,000	21,000
Total Energy		2,420,940
Basic Materials - 5.2%
Ashland, Inc.
4.75% due 08/15/22	400,000	396,500
ArcelorMittal
7.25% due 02/25/222	400,000	362,960
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	201,000
Celanese US Holdings LLC
4.63% due 11/15/22	200,000	199,000
Cascades, Inc.
5.50% due 07/15/221	200,000	189,500
United States Steel Corp.
7.50% due 03/15/222	200,000	119,000
Teck Resources Ltd.
4.75% due 01/15/22	107,000	66,875
Total Basic Materials		1,534,835
Financial - 5.1%
International Lease Finance Corp.
8.63% due 01/15/22	200,000	237,750
5.88% due 08/15/22	100,000	106,750

	Face Amount	Value
CORPORATE BONDS†† - 97.3% (continued)
Financial - 5.1% (continued)
Equinix, Inc.
5.38% due 01/01/22	$200,000	$208,500
Greystar Real Estate Partners LLC
8.25% due 12/01/221	200,000	207,500
AerCap Ireland Capital Limited / AerCap Global Aviation Trust
4.63% due 07/01/22	200,000	201,000
Ally Financial, Inc.
4.13% due 02/13/22	200,000	195,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/221	200,000	142,000
GEO Group, Inc.
5.88% due 01/15/22	100,000	101,250
CIT Group, Inc.
5.00% due 08/15/22	100,000	100,625
Total Financial		1,500,375
Technology - 3.4%
Infor US, Inc.
6.50% due 05/15/221	500,000	435,000
NXP BV / NXP Funding LLC
4.63% due 06/15/221	200,000	200,000
NCR Corp.
5.00% due 07/15/22	200,000	190,250
Micron Technology, Inc.
5.88% due 02/15/22	200,000	184,480
Total Technology		1,009,730
Utilities - 2.2%
Terraform Global Operating LLC
9.75% due 08/15/221	400,000	289,000
Calpine Corp.
6.00% due 01/15/221	200,000	206,000
NRG Energy, Inc.
6.25% due 07/15/22	200,000	170,000
Total Utilities		665,000
Diversified - 1.3%
HRG Group, Inc.
7.75% due 01/15/22	400,000	380,500
Total Corporate Bonds
(Cost $30,616,387)		28,793,645

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.3195%	1,149,342	$1,149,342
Total Securities Lending Collateral
(Cost $1,149,342)		1,149,342
Total Investments - 101.2%
(Cost $31,765,729)		$29,942,987
Other Assets & Liabilities, net - (1.2)%		(343,981)
Total Net Assets - 100.0%		$29,599,006

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $11,148,077 (cost $11,527,292), or 37.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 — See Note 4.
3	Securities lending collateral — See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$28,793,645	$—	$28,793,645
Securities Lending Collateral	1,149,342	—	—	1,149,342
Total	$1,149,342	$28,793,645	$—	$29,942,987

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 94.9%
Communications - 25.6%
Neptune Finco Corp.
10.13% due 01/15/231	$200,000	$215,749
Virgin Media Finance plc
6.38% due 04/15/231	200,000	209,250
T-Mobile USA, Inc.
6.63% due 04/01/23	100,000	105,000
6.00% due 03/01/23	100,000	103,500
Level 3 Financing, Inc.
5.63% due 02/01/23	100,000	103,625
5.13% due 05/01/23	100,000	102,375
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/231	100,000	99,500
5.13% due 02/15/23	100,000	99,500
Altice Financing S.A.
6.63% due 02/15/231	200,000	198,000
Equinix, Inc.
5.38% due 04/01/23	100,000	107,470
Lamar Media Corp.
5.00% due 05/01/23	100,000	101,500
Univision Communications, Inc.
5.13% due 05/15/231	100,000	99,750
CenturyLink, Inc.
6.75% due 12/01/23	100,000	98,125
Sirius XM Radio, Inc.
4.63% due 05/15/231	100,000	97,875
DISH DBS Corp.
5.00% due 03/15/23	100,000	88,750
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	75,000	74,250
Total Communications		1,904,219
Consumer, Cyclical - 15.5%
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23	200,000	190,000
Carmike Cinemas, Inc.
6.00% due 06/15/231	100,000	105,375
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/232	100,000	105,000
Boyd Gaming Corp.
6.88% due 05/15/23	100,000	103,250
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	100,000	103,250
Cinemark USA, Inc.
4.88% due 06/01/23	100,000	100,375
Party City Holdings, Inc.
6.13% due 08/15/231,2	100,000	98,500
Sonic Automotive, Inc.
5.00% due 05/15/23	100,000	95,000
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.88% due 04/15/231	100,000	92,500
Yum! Brands, Inc.
3.88% due 11/01/23	100,000	88,875

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Consumer, Cyclical - 15.5% (continued)
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/231	$100,000	$72,250
Total Consumer, Cyclical		1,154,375
Consumer, Non-cyclical - 14.3%
HCA, Inc.
5.88% due 05/01/23	100,000	105,500
Dean Foods Co.
6.50% due 03/15/231	100,000	105,469
Constellation Brands, Inc.
4.25% due 05/01/23	100,000	104,125
Hill-Rom Holdings, Inc.
5.75% due 09/01/231	100,000	103,250
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.37% due 08/01/231	100,000	102,250
HealthSouth Corp.
5.13% due 03/15/23	100,000	99,000
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.63% due 10/15/231	100,000	98,750
Avis Budget Car Rental LLC
5.50% due 04/01/232	100,000	95,125
WEX, Inc.
4.75% due 02/01/231	100,000	88,000
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/231	100,000	84,875
United Rentals, Inc.
4.63% due 07/15/23	80,000	80,300
Total Consumer, Non-cyclical		1,066,644
Energy - 10.3%
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/231	100,000	95,500
Sabine Pass Liquefaction LLC
5.62% due 04/15/23	100,000	92,750
Range Resources Corp.
5.00% due 03/15/23	100,000	84,000
MPLX, LP
4.50% due 07/15/231	100,000	83,313
Targa Resources Partners LP / Targas Resources Finance Corp.
5.25% due 05/01/23	100,000	78,750
TerraForm Power Operating LLC
5.87% due 02/01/231	100,000	75,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/231	100,000	71,500
QEP Resources, Inc.
5.25% due 05/01/23	100,000	70,500

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Energy - 10.3% (continued)
CONSOL Energy, Inc.
8.00% due 04/01/23	$100,000	$67,500
Williams Companies, Inc.
3.70% due 01/15/23	50,000	37,250
Oasis Petroleum, Inc.
6.88% due 01/15/23	14,000	8,155
Total Energy		764,718
Technology - 9.3%
First Data Corp.
5.37% due 08/15/231	100,000	104,250
7.00% due 12/01/231	100,000	100,250
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	102,750
VeriSign, Inc.
4.63% due 05/01/23	100,000	99,000
NCR Corp.
6.37% due 12/15/23	100,000	98,375
Brocade Communications Systems, Inc.
4.63% due 01/15/23	100,000	98,000
Micron Technology, Inc.
5.25% due 08/01/231	100,000	85,875
Total Technology		688,500
Industrial - 8.0%
Masonite International Corp.
5.63% due 03/15/231	100,000	104,000
Owens Brockway Glass Container, Inc.
5.88% due 08/15/231,2	100,000	103,188
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	102,500
Ball Corp.
4.00% due 11/15/23	100,000	97,625
Anixter, Inc.
5.50% due 03/01/231	100,000	96,250
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	100,000	89,750
Total Industrial		593,313
Financial - 5.3%
Iron Mountain, Inc.
6.00% due 10/01/201	100,000	106,500

	Face Amount	Value
CORPORATE BONDS†† - 94.9% (continued)
Financial - 5.3% (continued)
Sabra Health Care Limited Partnership / Sabra Capital Corp.
5.38% due 06/01/23	$100,000	$100,050
GEO Group, Inc.
5.13% due 04/01/23	100,000	96,000
Credit Acceptance Corp.
7.38% due 03/15/231	100,000	94,750
Total Financial		397,300
Basic Materials - 2.8%
Clearwater Paper Corp.
4.50% due 02/01/23	100,000	94,625
Steel Dynamics, Inc.
5.25% due 04/15/23	100,000	94,250
Teck Resources Ltd.
3.75% due 02/01/232	27,000	16,605
Total Basic Materials		205,480
Utilities - 2.4%
AES Corp.
4.87% due 05/15/23	100,000	90,500
NRG Energy, Inc.
6.63% due 03/15/23	100,000	85,000
Total Utilities		175,500
Diversified - 1.4%
Argos Merger Sub, Inc.
7.13% due 03/15/231,2	100,000	102,500
Total Corporate Bonds
(Cost $7,171,345)		7,052,549

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 5.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.3385%	429,608	$429,608
Total Securities Lending Collateral
(Cost $429,608)		429,608
Total Investments - 100.7%
(Cost $7,600,953)		$7,482,157
Other Assets & Liabilities, net - (0.7)%		(53,958)
Total Net Assets - 100.0%		$7,428,199

Other Information (unaudited)	February 29, 2016

†	Value determined based on Level 2 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $3,094,719 (cost $3,189,134), or 41.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

2	All or portion of this security is on loan at February 29, 2016 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.
See Sector Classification in Supplemental Information section.

The following table summarized the inputs used to value the Fund’s net assets at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$7,052,549	$—	$7,052,549
Securities Lending Collateral	429,608	—	—	429,608
Total	$429,608	$7,052,549	$—	$7,482,157

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face
	Amount	Value
COMMERCIAL PAPER†† - 23.6%
AirGas, Inc.
0.00% due 03/01/16	$12,000,000	$11,999,881
American Water Capital Corp.
0.61% due 03/02/16	11,000,000	10,999,780
Bemis Co.
0.70% due 03/10/16	6,000,000	5,999,220
0.70% due 03/02/16	5,000,000	4,999,900
Nissan Motor Acceptance Corp.
0.70% due 03/15/16	11,000,000	10,997,800
Clorox Co.
0.68% due 03/30/16	11,000,000	10,995,380
Mattel, Inc.
0.00% due 03/01/16	10,000,000	9,999,900
Ryder System, Inc.
0.58% due 03/03/16	10,000,000	9,999,600
General Mills, Inc.
0.48% due 03/04/16	10,000,000	9,999,500
Kellogg Co.
0.59% due 03/04/16	10,000,000	9,999,500
Bacardi USA, Inc.
0.77% due 03/09/16	10,000,000	9,998,900
VF Corp.
0.70% due 03/10/16	10,000,000	9,998,800
Cox Enterprises, Inc.
0.83% due 03/16/16	10,000,000	9,997,900
Omnicom Capital, Inc.
0.70% due 03/17/16	10,000,000	9,997,700
Harley-Davidson Funding Corp.
0.60% due 03/21/16	10,000,000	9,997,100
Campbell Soup Co.
0.65% due 04/11/16	10,000,000	9,994,300
Total Commercial Paper
(Cost $155,967,685)		155,975,161
REPURCHASE AGREEMENTS††,5 - 17.9%
Nomura Securities International, Inc.
0.95% due 05/24/16	34,300,000	34,300,000
Royal Bank of Canada
0.93% due 03/09/16	34,300,000	34,300,000
Bank of America, Inc.
0.78% due 03/21/16	15,853,000	15,853,000
0.83% due 03/02/16	5,854,000	5,854,000
0.83% due 04/04/16	3,747,000	3,747,000
Jefferies & Company, Inc
3.43% due 03/23/16	6,080,000	6,080,000
3.43% due 03/01/16	5,790,000	5,790,000
2.93% due 03/10/16	4,453,000	4,453,000
3.44% due 03/28/16	3,920,000	3,920,000
2.93% due 03/09/16	2,698,000	2,698,000
2.94% due 03/25/16	1,420,000	1,420,000

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,5 - 17.9% (continued)
2.93% due 03/03/16	$200,000	$200,000
Total Repurchase Agreement
(Cost $118,615,000)		118,615,000
U.S. GOVERNMENT SECURITIES†† - 13.9%
United States Treasury Bill
0.00% due 03/10/161	37,000,000	36,998,483
0.00% due 04/07/161	24,900,000	24,893,875
0.00% due 03/24/161	20,000,000	19,997,080
0.00% due 03/31/161	10,000,000	9,997,960
Total U.S. Government Securities
(Cost $91,885,789)		91,887,398

	Shares	Value
MONEY MARKET FUND† - 0.0%*
Dreyfus Treasury Prime Cash Management Institutional Shares
0.00%2	192,272	$192,272
Total Money Market Fund
(Cost $192,272)

	Face
	Amount	Value
CORPORATE BONDS†† - 20.9%
Financial - 11.4%
HCP, Inc.
5.63% due 05/01/17	$7,000,000	$7,287,448
US Bank North America/Cincinnati OH
1.20% due 01/29/183	6,600,000	6,605,425
Morgan Stanley
2.00% due 02/01/193	6,500,000	6,540,313
Lloyds Bank plc
1.62% due 01/22/193	6,400,000	6,422,406
Macquarie Bank Ltd.
1.80% due 01/15/193,4	3,000,000	3,007,896
1.38% due 03/24/173,4	3,000,000	2,995,362
Citigroup, Inc.
1.58% due 07/25/163	4,000,000	4,005,796
1.35% due 03/10/17	2,000,000	1,996,624
National Australia Bank Ltd.
1.40% due 01/14/193,4	5,000,000	5,004,815
Willis Towers Watson plc
4.13% due 03/15/16	5,000,000	5,002,640
National Bank of Canada
1.34% due 12/14/183	5,000,000	4,990,976
Synchrony Financial
1.88% due 08/15/17	5,000,000	4,947,190
Capital One North America/Mclean VA
1.77% due 08/17/183	4,100,000	4,131,381
International Lease Finance Corp.
2.46% due 06/15/163	3,700,000	3,686,565

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
CORPORATE BONDS†† - 20.9% (continued)
Financial - 11.4% (continued)
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	$3,450,000	$3,208,500
Goldman Sachs Group, Inc.
1.82% due 04/30/183	2,500,000	2,499,900
Fifth Third Bank/Cincinnati OH
1.53% due 08/20/183	1,700,000	1,691,551
Aon Corp.
3.13% due 05/27/16	1,500,000	1,507,128
Total Financial		75,531,916
Communications - 2.8%
Verizon Communications, Inc.
1.35% due 06/09/17	7,000,000	6,995,905
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
2.40% due 03/15/17	5,000,000	5,050,285
Level 3 Financing, Inc.
4.10% due 01/15/183	3,000,000	3,028,110
AT&T, Inc.
2.95% due 05/15/16	3,000,000	3,011,586
Viacom, Inc.
6.25% due 04/30/16	786,000	792,103
Total Communications		18,877,989
Consumer, Non-cyclical - 2.4%
Express Scripts Holding Co.
1.25% due 06/02/17	4,000,000	3,980,503
2.65% due 02/15/17	3,000,000	3,030,429
UnitedHealth Group, Inc.
1.07% due 01/17/173	3,000,000	3,003,450
Tenet Healthcare Corp.
4.01% due 06/15/203,4	2,800,000	2,772,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/174	2,326,000	2,369,613
HCA, Inc.
4.25% due 10/15/19	850,000	876,563
Total Consumer, Non-cyclical		16,032,558
Industrial - 1.4%
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.75% due 05/11/174	6,000,000	6,100,890
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.12% due 04/15/19	1,684,000	1,715,575
7.88% due 08/15/19	1,500,000	1,565,625
Total Industrial		9,382,090
Consumer, Cyclical - 1.4%
Daimler Finance North America LLC
3.00% due 03/28/164	3,945,000	3,949,486
1.33% due 08/03/173,4	2,000,000	1,994,548
Hyundai Capital America
2.13% due 10/02/174	2,000,000	2,002,082

	Face Amount	Value
CORPORATE BONDS†† - 20.9% (continued)
Consumer, Cyclical - 1.4% (continued)
L Brands, Inc.
8.50% due 06/15/19	$925,000	$1,088,031
Total Consumer, Cyclical		9,034,147
Technology - 1.1%
Apple, Inc.
1.44% due 02/22/193	7,000,000	7,023,156
Utilities - 0.4%
AES Corp.
3.41% due 06/01/193	2,500,000	2,381,250
Total Corporate Bonds
(Cost $138,520,120)		138,263,106
ASSET BACKED SECURITIES†† - 13.7%
Collateralized Loan Obligations - 13.2%
Garrison Funding Ltd.
2013-2x A2, 4.02% due 09/25/233	2,500,000	2,487,783
2013-2x A1t, 2.42% due 09/25/233	2,000,000	1,988,702
2015-1A, 3.13% due 05/25/273,4	2,000,000	1,876,362
Great Lakes CLO Ltd.
2015-1A, 2.57% due 07/15/263,4	3,000,000	2,956,822
2012-1A, 4.72% due 01/15/233,4	2,000,000	1,999,668
2014-1A, 4.32% due 04/15/253,4	500,000	485,310
Fortress Credit BSL II Ltd.
2013-2A, 2.11% due 10/19/253,4	5,000,000	4,924,480
Ares XII CLO Ltd.
2007-12A, 2.63% due 11/25/203,4	3,500,000	3,460,341
RFTI Issuer Ltd.
2015-FL1, 2.18% due 08/15/303,4	3,000,000	2,989,592
Fortress Credit Funding V, LP
2015-5A, 3.27% due 08/15/223,4	3,000,000	2,985,585
Cavalry CLO II
2013-2A, 1.97% due 01/17/243,4	3,000,000	2,944,753
FS Senior Funding Ltd.
2015-1A, 2.42% due 05/28/253,4	3,000,000	2,939,127
Black Diamond CLO Ltd.
2013-1A, 2.02% due 02/01/233,4	3,000,000	2,912,886
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.77% due 04/25/253,4	3,000,000	2,887,878
Newstar Trust
2012-2A, 3.87% due 01/20/233,4	2,000,000	1,997,703

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 13.7% (continued)
Collateralized Loan Obligations - 13.2% (continued)
Oaktree EIF II Series A1 Ltd.
2015-A1, 3.25% due 10/18/273,4	$2,000,000	$1,993,755
CIFC Funding Ltd.
2015-2A, 2.23% due 12/05/243,4	2,000,000	1,974,238
ACIS CLO Ltd.
2015-6A, 2.21% due 05/01/273,4	2,000,000	1,969,503
CFIP CLO Ltd.
2014-1A, 2.09% due 04/13/253,4	2,100,000	1,968,819
Fifth Street SLF II Ltd.
2015-2A, 2.25% due 09/29/273,4	2,000,000	1,966,998
Monroe Capital CLO Ltd.
2014-1A, 2.42% due 10/22/263,4	2,000,000	1,965,192
Black Diamond CLO Delaware Corp.
2005-1A, 2.47% due 06/20/173,4	2,000,000	1,958,737
Vibrant CLO Limited
2015-1A, 2.72% due 07/17/243,4	2,000,000	1,940,597
Dryden XXIV Senior Loan Fund
2015-24RA, 3.32% due 11/15/233,4	2,000,000	1,936,800
Fortress Credit Investments IV Ltd.
2015-4A, 2.52% due 07/17/233,4	2,000,000	1,926,716
Golub Capital Partners CLO 23M Ltd.
2015-23A, 2.77% due 05/05/273,4	2,000,000	1,917,633
Marea CLO Ltd.
2015-1A, 2.42% due 10/15/233,4	2,000,000	1,901,564
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.78% due 07/28/263,4	2,000,000	1,900,921
MT Wilson CLO II Ltd.
2007-2A, 1.62% due 07/11/203,4	2,000,000	1,895,916
Shasta CLO Ltd.
2007-1A, 2.02% due 04/20/213,4	2,000,000	1,833,758
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.51% due 09/15/243	1,500,000	1,507,416
Gallatin CLO VII Ltd.
2014-1A, 3.52% due 07/15/233,4	1,500,000	1,467,257

	Face Amount	Value
ASSET BACKED SECURITIES†† - 13.7% (continued)
Collateralized Loan Obligations - 13.2% (continued)
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 1.01% due 04/29/193,4	$1,500,000	$1,410,338
COA Summit CLO Limited 2014-1
2014-1X, 3.42% due 04/20/233	1,500,000	1,406,026
Westbrook CLO Ltd.
2006-1X D, 2.27% due 12/20/203	1,500,000	1,388,277
Telos CLO Ltd.
2013-3A, 3.62% due 01/17/243,4	750,000	712,873
2014-4X, 3.37% due 07/17/24	500,000	461,195
Cerberus Onshore II CLO LLC
2014-1A, 3.32% due 10/15/233,4	1,000,000	997,192
Golub Capital BDC CLO LLC
2014-1A, 3.12% due 04/25/263,4	1,000,000	973,374
Palmer Square CLO Ltd.
2014-1A, 3.17% due 10/17/223,4	1,000,000	958,199
Baker Street CLO II Ltd.
2006-1X C, 1.35% due 10/15/193	1,000,000	954,158
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1x B, 3.62% due 08/15/233	1,000,000	953,864
San Gabriel CLO Ltd.
2007-1X B, 2.74% due 09/10/213	1,000,000	943,940
Kingsland IV Ltd.
2007-4x D, 2.07% due 04/16/213	1,000,000	880,398
ALM VII R-2 Ltd.
2013-7R2A, 3.22% due 04/24/243,4	750,000	737,764
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.12% due 04/28/263,4	750,000	733,987
DIVCORE CLO Ltd.
2013-1A, 4.33% due 11/15/323,4	600,000	599,632
OZLM Funding Ltd.
2012-2x B, 3.87% due 10/30/233	500,000	495,926
Newstar Commercial Loan Funding LLC
2014-1A, 4.22% due 04/20/253,4	500,000	481,247

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
ASSET BACKED SECURITIES†† - 13.7% (continued)
Collateralized Loan Obligations - 13.2% (continued)
ICE EM CLO
2007-1X, 1.46% due 08/15/22	$146,364	$143,351
Total Collateralized Loan Obligations		87,094,553
Collateralized Debt Obligations - 0.4%
Triaxx Prime CDO Ltd.
2006-2A, 0.69% due 10/02/393,4	1,641,963	1,535,235
SRERS Funding Ltd.
2011-RS, 0.68% due 05/09/463,4	530,824	507,363
2011-RSX A1B1, 0.68% due 05/09/463	303,328	289,922
Rockwall CDO II Ltd.
2007-1X A1LB, 1.17% due 08/01/243	500,000	467,500
Total Collateralized Debt Obligations		2,800,020
Financial - 0.1%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.81% due 07/09/173	624,000	611,263
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.89% due 07/10/173	373,463	369,224
Total Financial		980,487
Transportation - 0.0%*
ACS Pass-Through Trust
2007-1X, 0.75% due 06/14/373	162,355	158,499
Total Asset Backed Securities
(Cost $92,511,684)		91,033,559
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.7%
Residential Mortgage Backed Securities - 5.5%
LSTAR Securities Investment Trust
2014-1, 3.53% due 09/01/213,4	6,398,858	6,361,744
2015-4, 2.43% due 04/01/203,4	5,364,343	5,264,030
2015-3, 2.43% due 03/01/203,4	3,500,333	3,421,320
2015-1, 2.44% due 01/01/203,4	2,089,841	2,044,970
2015-2, 2.43% due 01/01/203,4	1,973,776	1,936,167
2015-6, 2.43% due 05/01/203,4	1,757,021	1,726,273
2015-5, 2.43% due 04/01/203,4	1,295,621	1,266,388

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.7% (continued)
Residential Mortgage Backed Securities - 5.5% (continued)
VOLT XXXVI LLC
2015-NP10, 3.62% due 07/25/454	$3,389,107	$3,358,110
Banc of America Funding Ltd.
2013-R1, 0.65% due 11/03/413,4	2,530,030	2,347,318
Accredited Mortgage Loan Trust
2007-1, 0.57% due 02/25/373	2,188,393	2,090,513
GSAMP Trust
2005-HE6, 0.88% due 11/25/353	2,200,000	2,085,130
AJAX Mortgage Loan Trust
2015-A, 3.87% due 11/25/544	1,858,930	1,839,781
Countrywide Asset-Backed Certificates
2004-SD2, 1.06% due 06/25/333,4	1,255,018	1,185,576
GreenPoint Mortgage Funding Trust
2006-AR1, 0.72% due 02/25/363	1,003,637	780,346
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.52% due 02/25/473	592,733	581,000
Credit Suisse Mortgage Trust
2014-2R, 0.63% due 02/27/463,4	453,028	418,544
Total Residential Mortgage Backed Securities		36,707,210
Commercial Mortgage Backed Securities - 1.2%
Morgan Stanley Capital I Trust
2015-XLF1, 1.58% due 08/14/313,4	2,256,420	2,243,166
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.93% due 12/15/273,4	2,100,000	2,038,400
Boca Hotel Portfolio Trust
2013-BOCA, 3.48% due 08/15/263,4	2,000,000	1,986,945
COMM 2014-KYO Mortgage Trust
2014-KYO, 2.08% due 06/11/273,4	1,430,000	1,372,871
Total Commercial Mortgage Backed Securities		7,641,382
Total Collateralized Mortgage Obligations
(Cost $44,505,807)		44,348,592

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 2.1%
Technology - 0.7%
First Data Corp.
3.93% due 03/24/183	$3,000,000	$2,959,501
Infor US, Inc.
3.75% due 06/03/203	1,880,842	1,731,935
Total Technology		4,691,436
Communications - 0.5%
Univision Communications, Inc.
4.00% due 03/01/203	2,757,239	2,676,990
T-Mobile USA, Inc.
3.50% due 11/09/223	1,000,000	1,000,630
Total Communications		3,677,620
Industrial - 0.3%
Fly Funding II Sarl
3.50% due 08/09/193	1,954,408	1,920,812
4.50% due 08/09/193	154,688	152,028
Total Industrial		2,072,840
Financial Institutions - 0.3%
National Financial Partners
4.50% due 07/01/203	1,955,268	1,858,736
Consumer, Cyclical - 0.2%
Smart & Final Stores LLC
4.00% due 11/15/193	1,179,395	1,144,602
Consumer, Non-cyclical - 0.1%
Reynolds Group Holdings, Inc.
4.50% due 12/03/183	477,638	475,737
Total Senior Floating Rate Interests
(Cost $14,290,038)		13,920,971

	Face
	Amount	Value
MUNICIPAL BONDS†† - 2.0%
California - 0.9%
University of California Revenue Bonds
0.94% due 07/01/413	$5,000,000	$5,000,000
State of California General Obligation Unlimited
1.13% due 12/01/293	1,175,000	1,184,999
Total California		6,184,999
Pennsylvania - 0.8%
Pennsylvania Turnpike Commission Revenue Bonds
0.46% due 12/01/173	4,000,000	3,980,600
County of Allegheny Pennsylvania General Obligation Unlimited
0.96% due 11/01/263	1,350,000	1,292,463
Total Pennsylvania		5,273,063
Illinois - 0.3%
State of Illinois General Obligation Unlimited
4.96% due 03/01/16	2,045,000	2,045,000
Total Municipal Bonds
(Cost $13,504,982)		13,503,062
Total Investments - 100.8%
(Cost $669,993,377)		$667,739,121
Other Assets & Liabilities, net - (0.8)%		(5,494,581)
Total Net Assets - 100.0%		$662,244,540

Other Information (unaudited)	February 29, 2016

*	Less than 0.1%
†	Value determined based on Level 2 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Zero coupon rate security.
2	Rate indicated is the 7-day yield as of February 29, 2016.
3	Variable rate security. Rate indicated is rate effective at February 29, 2016.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $144,534,411 (cost $145,983,313), or 21.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Repurchase agreements – See Note 5.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarized the inputs used to value the Fund’s net assets at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Commercial Paper	$—	$155,975,161	$—	$155,975,161
Repurchase Agreements	—	118,615,000	—	118,615,000
U.S. Government Securities	—	91,887,398	—	91,887,398
Money Market Fund	192,272	—	—	192,272
Corporate Bonds	—	138,263,106	—	138,263,106
Asset Backed Securities	—	91,033,559	—	91,033,559
Collateralized Mortgage Obligations	—	44,348,592	—	44,348,592
Senior Floating Rate Interests	—	13,920,971	—	13,920,971
Municipal Bonds	—	13,503,062	—	13,503,062
Total	$192,272	$667,546,849	$—	$667,739,121

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Transfer from Level 3 to Level 2	$369,224

The transfer from Level 3 to Level 2 was due to the availability of market price information for the respective security at February 29, 2016.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2016:

Level 3 - Fair value measurement using significant unobservable inputs
Beginning Balance	518,189
Paydowns received	(155,679)
Change in Unrealized Gain/Loss	6,714
Transfers Out	(369,224)
Ending Balance	—

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 98.1%
United States - 24.5%
Targa Resources Corp.	75,482	$2,028,956
CenturyLink, Inc.	49,502	1,514,266
Williams Companies, Inc.*	78,921	1,261,947
RR Donnelley & Sons Co.	70,017	1,062,857
Las Vegas Sands Corp.	20,439	986,795
Macquarie Infrastructure Corp.	12,510	763,736
PennyMac Mortgage Investment Trust REIT	23,798	313,182
Chimera Investment Corp. REIT	22,571	294,100
New Residential Investment Corp. REIT	23,385	273,839
Apollo Commercial Real Estate Finance, Inc. REIT	13,496	208,513
Redwood Trust, Inc. REIT	16,097	191,393
Lexington Realty Trust REIT	24,080	186,379
Starwood Property Trust, Inc. REIT	10,551	185,065
GEO Group, Inc. REIT	5,907	171,539
CBL & Associates Properties, Inc. REIT	14,867	171,417
Medical Properties Trust, Inc. REIT	14,339	165,902
Corrections Corporation of America REIT	5,695	164,756
Sabra Health Care REIT, Inc. REIT	7,905	157,428
Gaming and Leisure Properties, Inc. REIT	5,937	155,490
Gramercy Property Trust REIT	19,015	143,563
Capitol Federal Financial, Inc.	10,792	135,655
EPR Properties REIT	2,126	132,301
Liberty Property Trust REIT	4,328	124,993
New York Community Bancorp, Inc.	7,855	118,846
Omega Healthcare Investors, Inc. REIT	3,480	111,569
Waddell & Reed Financial, Inc. — Class A	4,607	107,896
HCP, Inc. REIT	3,229	95,514
Washington Real Estate Investment Trust REIT	3,579	92,589
Total United States		11,320,486
Australia - 16.2%
Woodside Petroleum Ltd.	70,516	1,276,779
CSR, Ltd.	571,047	1,207,296
Woolworths Ltd.	64,460	1,054,329
DUET Group	636,497	1,031,983
Downer EDI, Ltd.	341,863	813,105
Genworth Mortgage Insurance Australia Ltd.1	155,722	241,357
Australia & New Zealand Banking Group Ltd.	10,971	175,527
National Australia Bank Ltd. ADR	9,709	167,749
IOOF Holdings Ltd.1	27,260	162,578
Insurance Australia Group Ltd.	41,654	153,814
Westpac Banking Corp.	7,331	150,540
Suncorp Group Ltd.	17,930	143,433
Spark Infrastructure Group	95,237	142,168

	Shares	Value
COMMON STOCKS† - 98.1% (continued)
Australia - 16.2% (continued)
Vicinity Centres REIT	62,314	$138,419
ASX Ltd.	4,523	135,780
Bendigo & Adelaide Bank Ltd.	21,056	128,736
Bank of Queensland Ltd.1	16,734	126,096
Stockland REIT	42,081	125,335
Commonwealth Bank of Australia ADR1	2,090	104,704
Total Australia		7,479,728
United Kingdom - 9.8%
Rio Tinto plc	42,523	1,128,312
National Grid plc	67,548	906,990
SSE plc	41,953	809,750
Vodafone Group plc	244,802	749,520
Berkeley Group Holdings plc	14,916	675,368
Aberdeen Asset Management plc	46,372	156,002
Admiral Group plc	4,993	120,517
Total United Kingdom		4,546,459
Canada - 9.4%
Crescent Point Energy Corp.1	146,882	1,788,044
Whitecap Resources, Inc.1	221,846	1,252,858
Inter Pipeline Ltd.1	64,036	1,173,316
Smart Real Estate Investment Trust REIT	5,220	124,007
Total Canada		4,338,225
South Africa - 4.3%
Coronation Fund Managers Ltd.1	117,196	468,638
MTN Group Ltd.	48,030	407,124
MMI Holdings Ltd.1	202,701	299,848
Barclays Africa Group Ltd.1	31,543	271,769
Vodacom Group Ltd.	21,602	205,703
Redefine Properties Ltd. REIT	309,431	201,715
Growthpoint Properties Ltd. REIT1	85,571	131,136
Total South Africa		1,985,933
Cayman Islands - 3.7%
Sands China Ltd.	346,400	1,207,209
Evergrande Real Estate Group Ltd.1	421,223	275,176
Country Garden Holdings Company Ltd.	612,000	222,727
Total Cayman Islands		1,705,112
New Zealand - 3.5%
Spark New Zealand Ltd.	433,282	982,755
SKY Network Television Ltd.	220,514	626,656
Total New Zealand		1,609,411
Hong Kong - 3.4%
SJM Holdings Ltd.	2,099,000	1,279,458
China South City Holdings Ltd.1	1,508,000	298,647
Total Hong Kong		1,578,105
Turkey - 2.8%
Turkcell Iletisim Hizmetleri AS	198,801	745,470
Eregli Demir ve Celik Fabrikalari TAS	477,711	557,771
Total Turkey		1,303,241
France - 2.8%
Electricite de France S.A.*	98,377	1,039,520

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares	Value
COMMON STOCKS† - 98.1% (continued)
France - 2.8% (continued)
ICADE REIT*	1,823	$127,127
Fonciere Des Regions REIT*	1,301	106,826
Total France		1,273,473
China - 2.6%
Huaneng Power International, Inc. — Class H	322,000	250,522
China Construction Bank Corp. — Class H	426,000	249,262
Agricultural Bank of China Ltd. — Class H	721,000	237,362
Industrial & Commercial Bank of China Ltd. — Class H	479,000	236,539
Bank of China Ltd. — Class H	624,424	233,673
Total China		1,207,358
Finland - 2.1%
Fortum Oyj	73,807	980,786
Norway - 2.0%
TGS Nopec Geophysical Company ASA1	64,250	938,209
Italy - 1.8%
Snam SpA	125,642	679,578
UnipolSai SpA*	65,982	135,858
Total Italy		815,436
Spain - 1.7%
Enagas S.A. *	23,432	661,070
Bolsas y Mercados Espanoles SHMSF S.A.*	3,794	119,549
Total Spain		780,619
Portugal - 1.5%
EDP - Energias de Portugal S.A. ADR*	218,884	679,476
Germany - 1.3%
Freenet AG	20,335	607,944
Thailand - 1.2%
Advanced Info Service PCL	65,700	314,394
BTS Group Holdings PCL	953,172	222,041
Total Thailand		536,435

	Shares	Value
COMMON STOCKS† - 98.1% (continued)
Russian Federation - 1.0%
Mobile TeleSystems PJSC ADR	67,387	$471,709
Netherlands - 0.9%
Delta Lloyd N.V.*,1	68,207	426,579
Switzerland - 0.6%
Swiss Re AG	1,566	139,698
Zurich Insurance Group AG	571	121,825
Total Switzerland		261,523
Sweden - 0.5%
Swedbank AB — Class A	5,960	120,742
Nordea Bank AB	12,073	120,394
Total Sweden		241,136
Czech Republic - 0.5%
Komercni Banka AS*	1,165	217,072
Total Common Stocks
(Cost $51,958,001)		45,304,455
PREFERRED STOCKS† - 1.0%
Brazil - 1.0%
Cia Energetica de Minas Gerais ADR	314,636	471,954
Total Preferred Stocks
(Cost $1,275,378)		471,954
SECURITIES LENDING COLLATERAL†,2 - 13.0%
Repurchase Agreements
BNY Mellon Separately Managed Cash Collateral Account, 0.3195%	6,014,653	6,014,653
Total Securities Lending Collateral
(Cost $6,014,653)		6,014,653
Total Investments - 112.1%
(Cost $59,248,032)		$51,791,062
Other Assets & Liabilities, net - (12.1)%		(5,595,683)
Total Net Assets - 100.0%		$46,195,379

Other Information (unaudited)	February 29, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at February 29, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund's investments at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$45,304,455	$—	$—	$45,304,455
Preferred Stocks	471,954	—	—	471,954
Securities Lending Collateral	6,014,653	—	—	6,014,653
Total	$51,791,062	$—	$—	$51,791,062

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 29, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS(Unaudited)

For information on the Claymore Exchange –Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following 20 portfolios have a quarterly reporting period ended on February 29, 2016:

Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.  Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over

Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.  Federal Income Taxes
As of February 29, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BulletShares 2016 Corporate Bond ETF	$670,144,942	$373,675	$(282,427)	$91,248
Guggenheim BulletShares 2017 Corporate Bond ETF	959,164,582	1,862,478	(3,539,445)	(1,676,967)
Guggenheim BulletShares 2018 Corporate Bond ETF	848,452,880	1,636,277	(6,363,695)	(4,727,418)
Guggenheim BulletShares 2019 Corporate Bond ETF	515,523,602	1,781,445	(6,319,528)	(4,538,083)
Guggenheim BulletShares 2020 Corporate Bond ETF	503,349,393	3,426,586	(7,188,615)	(3,762,029)
Guggenheim BulletShares 2021 Corporate Bond ETF	297,159,844	2,110,438	(5,532,611)	(3,422,173)
Guggenheim BulletShares 2022 Corporate Bond ETF	236,461,275	1,255,130	(7,131,183)	(5,876,053)
Guggenheim BulletShares 2023 Corporate Bond ETF	69,101,576	766,519	(851,266)	(84,747)
Guggenheim BulletShares 2024 Corporate Bond ETF	79,815,316	367,251	(2,012,833)	(1,645,582)
Guggenheim BulletShares 2025 Corporate Bond ETF	12,026,747	140,079	(142,521)	(2,442)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	662,050,352	2,089,567	(6,905,030)	(4,815,463)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	677,958,447	1,441,468	(28,913,266)	(27,471,798)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	613,897,372	1,439,807	(41,990,979)	(40,551,172)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	257,298,548	682,722	(20,869,439)	(20,186,717)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	107,572,282	494,944	(9,787,624)	(9,292,680)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	29,121,646	201,358	(2,185,215)	(1,983,857)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	31,765,729	250,855	(2,073,597)	(1,822,742)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	7,600,953	80,475	(199,271)	(118,796)
Guggenheim Enhanced Short Duration ETF	669,993,429	483,391	(2,737,699)	(2,254,308)
Guggenheim S&P Global Dividend Opportunities Index ETF	59,392,485	1,693,816	(9,295,239)	(7,601,423)

4.  Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of February 29, 2016, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BulletShares 2016 Corporate Bond ETF	$7,420,545	$7,614,410	$-	$7,614,410
Guggenheim BulletShares 2017 Corporate Bond ETF	1,622,159	1,657,020	545	1,657,565
Guggenheim BulletShares 2018 Corporate Bond ETF	6,953,281	4,934,411	2,183,889	7,118,300
Guggenheim BulletShares 2019 Corporate Bond ETF	6,874,205	4,151,906	2,883,533	7,035,439
Guggenheim BulletShares 2020 Corporate Bond ETF	9,984,776	7,987,116	2,237,151	10,224,267
Guggenheim BulletShares 2021 Corporate Bond ETF	4,439,036	4,542,880	-	4,542,880
Guggenheim BulletShares 2022 Corporate Bond ETF	3,289,620	3,367,529	-	3,367,529
Guggenheim BulletShares 2023 Corporate Bond ETF	595,212	608,692	-	608,692
Guggenheim BulletShares 2024 Corporate Bond ETF	1,452,186	1,491,442	-	1,491,442
Guggenheim BulletShares 2025 Corporate Bond ETF	242,309	249,600	-	249,600
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	14,491,789	14,049,828	773,950	14,823,778
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	35,743,295	31,666,951	4,936,216	36,603,167
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	30,876,029	31,582,242	77,209	31,659,451
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	9,044,826	7,868,978	1,389,234	9,258,212
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	5,401,643	5,257,655	284,776	5,542,431
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	722,263	740,492	-	740,492
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	1,450,040	1,149,342	336,559	1,485,901
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	419,460	429,608	-	429,608
Guggenheim Enhanced Short Duration ETF	-	-	-	-
Guggenheim S&P Global Dividend Opportunities Index ETF	5,849,491	6,014,653	305,828	6,320,481

5.   Repurchase Agreements

Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of February 29, 2016, the repurchase agreements held in Guggenheim Enhanced Short Duration ETF in the joint account were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Nomura Securities International, Inc.
0.95%, due 05/24/2016	$13,820,780	$13,853,604	NCUA Guaranteed Notes, 0.806%, 11/06/2017	$53,500,000	$53,553,500

Nomura Securities International, Inc.
0.95%, due 05/24/2016	10,357,090	10,381,688	Venture CDO Ltd., 1.220%, 07/22/2021	13,227,450	11,507,882

Nomura Securities International, Inc.
0.95%, due 05/24/2016	10,122,130	10,146,170	Credit Suisse Mortgage Trust, 4.606%, 02/25/2042	12,242,000	12,082,854

Royal Bank of Canada
0.93%, due 03/09/2016	34,300,000	34,324,810	Fortress Credit BSL Ltd., 1.815%, 10/19/2025	36,562,000	36,073,396

Bank of America, Inc.			Credit-Based Asset Servicing and Securities Trust,
0.78%, due 03/21/2016	15,853,000	15,867,083	5.763%, 12/25/2036	24,860,000	24,981,712

Bank of America, Inc.
0.83%, due 03/02/2016	5,854,000	5,855,215	BayView Opportunity Master Fund Trust, 3.721%, 08/28/2016	27,252,000	23,246,229

Bank of America, Inc.			Credit-Based Asset Servicing and Securities Trust,
0.83%, due 04/04/2016	3,747,000	3,750,628	5.763%, 12/25/2036	5,876,000	5,904,768

Jefferies & Company, Inc.
2.93%, due 03/10/2016	2,893,000	2,900,064	Wells Fargo Commercial Mortgage Trust, 3.768%, 03/15/2025	6,200,000	4,095,224

Jefferies & Company, Inc.
3.43%, due 03/01/2016	2,881,000	2,890,882	Countrywide Alternative Loan Trust, 0.390%, 07/25/2016	8,560,000	7,462,698

Jefferies & Company, Inc.
2.93%, due 03/09/2016	2,698,000	2,705,246	CIFC Funding Ltd., 6.870%, 01/17/2027	5,000,000	4,150,750

Jefferies & Company, Inc.
3.43%, due 03/01/2016	2,228,000	2,235,642	GE Commercial Mortgage Corporation Trust, 5.677%, 12/10/2049	5,000,000	4,311,600

Jefferies & Company, Inc.
3.44%, due 03/28/2016	2,225,000	2,230,953	CIFC Funding Ltd., 0%, 01/19/2023	25,000,000	18,250,000

Jefferies & Company, Inc.
3.43%, due 03/23/2016	2,080,000	2,085,747	Countrywide Alternative Loan Trust, 0.390%, 07/25/2016	6,440,000	5,614,460

Jefferies & Company, Inc.
3.43%, due 03/23/2016	1,867,000	1,872,159	GS Mortgage Securities Trust, 5.987%, 08/10/2045	2,807,000	2,677,738

Jefferies & Company, Inc.
3.44%, due 03/28/2016	1,695,000	1,699,535	Ares CLO Ltd., 0%, 11/25/2020	24,750,000	26,997,300

Jefferies & Company, Inc.
2.93%, due 03/10/2016	1,560,000	1,563,809	Battalion CLO Ltd., 6.120%, 07/15/2028	5,000,000	2,400,000

Jefferies & Company, Inc.
2.94%, due 03/25/2016	1,420,000	1,423,363	Mohegan Tribal Ct Finance Authority, 7.000%, 02/01/2045	2,135,000	2,033,331

Jefferies & Company, Inc.
3.43%, due 03/23/2016	1,320,000	1,323,647	Morgan Stanley Capital I Trust, 5.478%, 11/12/2041	3,000,000	2,909,640

Jefferies & Company, Inc.
3.43%, due 03/23/2016	543,000	544,500	Wells Fargo Commercial Mortgage Trust, 3.768%, 03/15/2025	1,235,000	815,742

Jefferies & Company, Inc.
3.43%, due 03/01/2016	478,000	479,640	Wells Fargo Commercial Mortgage Trust, 3.768%, 03/15/2025	1,029,000	679,675

Jefferies & Company, Inc.
3.43%, due 03/23/2016	270,000	270,746	Venture CDO Ltd., 0%, 07/15/2026	2,500,000	1,575,000

Jefferies & Company, Inc.
3.43%, due 03/01/2016	203,000	203,696	GS Mortgage Securities Trust, 5.790%, 08/10/2045	296,000	282,369

Jefferies & Company, Inc.
2.93%, due 03/03/2016	200,000	200,212	Mohegan Tribal Ct Finance Authority, 7.000%, 02/01/2045	300,000	285,714

	$118,615,000				$251,891,582

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	April 28, 2016

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2016